As filed with the Securities and Exchange Commission on September 1, 2009

Registration No. 333-160658

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 2	☐ Post-Effective Amendment No.

(Check Appropriate Box or Boxes)

MAINSTAY VP SERIES FUND, INC.

(Exact Name of Registrant As Specified in Charter)

51 Madison Avenue,
New York, New York 10010

(Address of Principal Executive Offices)

(212) 576-7000

(Registrant’s Area Code and Telephone Number)

Marguerite E. H. Morrison, Esq.
MainStay VP Series Fund, Inc.
51 Madison Avenue
New York, New York 10010

(Name and Address of Agent for Service)

With Copies to:

Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter be effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Title of securities being registered: Initial Class and Service Class shares of common stock, par value $0.01 per share, of the following series of the Registrant: MainStay VP ICAP Select Equity Portfolio and MainStay VP Mid Cap Core Portfolio.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

MAINSTAY VP SERIES FUND, INC.
MAINSTAY VP MID CAP VALUE PORTFOLIO
(“MID CAP VALUE PORTFOLIO”)

MAINSTAY VP MID CAP GROWTH PORTFOLIO
(“MID CAP GROWTH PORTFOLIO”)
51 MADISON AVENUE
NEW YORK, NEW YORK 10010

SPECIAL MEETING OF SHAREHOLDERS
To Be Held on Friday, October 16, 2009

To Our Policy Owners:

The Board of Directors (the “Board”) of MainStay VP Series Fund, Inc. (the “Fund”), a Maryland corporation, has called a Special Meeting of Shareholders (“Special Meeting”) of (1) the Mid Cap Value Portfolio and (2) the Mid Cap Growth Portfolio (collectively, the “Acquired Portfolios”). The Special Meeting is scheduled to begin at 2:00 pm, Eastern time, on Friday, October 16, 2009, at the offices of New York Life Investment Management LLC (“New York Life Investments”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

As the owner of a variable annuity contract or a variable universal life insurance policy (a “Policy”) issued by New York Life Insurance and Annuity Corporation, a Delaware corporation (“NYLIAC”), you have the right to instruct NYLIAC how to vote your shares of the Mid Cap Value Portfolio and/or the Mid Cap Growth Portfolio at the Special Meeting.

At the Special Meeting relating to the Acquired Portfolio in which you hold shares, you will be asked to consider and vote on the applicable proposed transaction described below. Note that each transaction described below is part of a larger initiative involving a number of funds in the MainStay Group of Funds, including the Acquired Portfolios, that is designed to create a stronger, more cohesive family of funds overall.

The Fund currently consists of 23 series, including the Mid Cap Value Portfolio and the Mid Cap Growth Portfolio. The accompanying Notice of Special Meeting and Proxy Statement/Prospectus relate solely to the Acquired Portfolios and the portfolios into which the respective Acquired Portfolios are proposed to reorganize.

At the Special Meeting, as a shareholder of one or both of the Acquired Portfolios, you will be asked to consider and vote upon one or more of the following proposals:

(1)	To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Value Portfolio by the MainStay VP ICAP Select Equity Portfolio (the “ICAP Select Equity Portfolio”), in exchange for shares of common stock of the ICAP Select

Equity Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Mid Cap Value Portfolio; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Value Portfolio (the “Mid Cap Value Reorganization”);
(2)	To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Growth Portfolio by the MainStay VP Mid Cap Core Portfolio (the “Mid Cap Core Portfolio”), in exchange for shares of common stock of the Mid Cap Core Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Mid Cap Growth Portfolio; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Growth Portfolio (the “Mid Cap Growth Reorganization”); and
(3)	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

The Board of Directors of the Fund, after careful consideration, unanimously approved each proposal and recommends that shareholders of each of the Acquired Portfolios vote “FOR” the applicable proposal.

If the transactions described in the Mid Cap Value Reorganization and the Mid Cap Growth Reorganization (each a “Reorganization,” and collectively, the “Reorganizations”) take place, you will become a shareholder of the ICAP Select Equity Portfolio or the Mid Cap Core Portfolio (collectively, the “Acquiring Portfolios”) (the Acquiring Portfolios collectively with the Acquired Portfolios, the “Portfolios,” and each a “Portfolio”) on the date the Reorganizations occur. Only shareholders of the Mid Cap Value Portfolio will vote on the Mid Cap Value Reorganization, and only shareholders of the Mid Cap Growth Portfolio will vote on the Mid Cap Growth Reorganization. Shareholder approval or completion of one Reorganization is not contingent upon, and will not affect, shareholder approval or completion of the other Reorganization.

After considering the recommendation of New York Life Investments, the investment adviser of each Portfolio, the Board of Directors concluded that each Reorganization would benefit the shareholders of the respective Acquired Portfolio for several reasons. The Board of Directors reviewed the Reorganizations proposed by New York Life Investments in the context of New York Life Investments’ larger initiative involving a number of funds in the MainStay Group of Funds, including the Portfolios, among other factors.

As a shareholder of an Acquired Portfolio, you are being asked to consider and vote on an Agreement and Plan of Reorganization with respect to each Acquired Portfolio in which you hold shares. The accompanying materials describe the Reorganizations and compare the strategies and expenses of each Acquired Portfolio with the corresponding Acquiring Portfolio for your evaluation.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed. Your vote is very important to us, regardless of the number of shares of an Acquired Portfolio you own. Whether or not you plan to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. You may cast your vote simply by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the voting instruction card for voting your proxy on the Internet or by touch-tone telephone. If you have any questions before you vote, please contact the Fund by calling toll-free 800-598-2019. It is important that your vote be received no later than the time of the Special Meeting on Friday, October 16, 2009.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,
Stephen P. Fisher President MainStay VP Series Fund, Inc.

MAINSTAY VP SERIES FUND, INC.
MAINSTAY VP MID CAP VALUE PORTFOLIO
(“MID CAP VALUE PORTFOLIO”)

MAINSTAY VP MID CAP GROWTH PORTFOLIO
(“MID CAP GROWTH PORTFOLIO”)
51 MADISON AVENUE
NEW YORK, NEW YORK 10010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on October 16, 2009

To Our Policy Owners:

NOTICE IS HEREBY GIVEN that MainStay VP Series Fund, Inc. (the “Fund”), a Maryland corporation, has called a Special Meeting of Shareholders (“Special Meeting”) of the Mid Cap Value Portfolio and of the Mid Cap Growth Portfolio (collectively, the “Acquired Portfolios”). The Special Meeting is scheduled for 2:00 pm Eastern time, on Friday, October 16, 2009, at the offices of New York Life Investment Management LLC (“New York Life Investments”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

As the owner of a variable annuity contract or a variable universal life insurance policy (a “Policy”) issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), you have the right to instruct NYLIAC how to vote your shares of an Acquired Portfolio at the Special Meeting.

At the Special Meeting, as a shareholder of one or both of the Acquired Portfolios, you will be asked to consider and approve the following proposals:

(1)	To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Value Portfolio by the MainStay VP ICAP Select Equity Portfolio (the “ICAP Select Equity Portfolio”), in exchange for shares of common stock of the ICAP Select Equity Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Mid Cap Value Portfolio; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Value Portfolio (the “Mid Cap Value Reorganization”);
(2)	To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Growth Portfolio by the MainStay VP Mid Cap Core Portfolio (the “Mid Cap Core Portfolio” and collectively with the ICAP Select Equity Portfolio, the “Acquiring Portfolios”), in exchange for shares of common stock of the Mid Cap Core Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Mid Cap Growth Portfolio; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Growth Portfolio (the “Mid Cap Growth Reorganization”); and
(3)	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Your attention is directed to the accompanying combined Proxy Statement/Prospectus for further information regarding the Special Meeting and the Mid Cap Value Reorganization and the Mid Cap Growth Reorganization (each a “Reorganization,” and collectively the “Reorganizations”). You may vote at the Special Meeting on the Mid Cap Value Reorganization if you are the record owner of shares of the Mid Cap Value Portfolio as of the close of business on July 27, 2009 (the “Record Date”). You may vote at the Special Meeting on the Mid Cap Growth Reorganization if you are the record owner of shares of the Mid Cap Growth Portfolio as of the close of business on the Record Date. Shareholder approval of or completion of one Reorganization is not contingent upon, and will not affect, shareholder approval or completion of the other Reorganization.

If you attend the Special Meeting, you may vote your shares in person. Even if you do not attend the Special Meeting, you may authorize a proxy to vote on your behalf simply by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the voting instruction card for voting your proxy on the Internet or by touch-tone telephone.

Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please authorize the enclosed proxy. If you have any questions, please contact the Fund for additional information by calling toll-free at 800-598-2019.

By Order of the Board of Directors,
Marguerite E. H. Morrison Chief Legal Officer and Secretary September 3, 2009

IMPORTANT NOTICE:
YOUR VOTE IS VERY IMPORTANT TO US NO MATTER HOW MANY SHARES ARE ATTRIBUTABLE TO YOUR POLICY. PLEASE VOTE BY SIGNING AND DATING THE ENCLOSED PROXY CARD AND RETURNING IT IN THE ACCOMPANYING POSTAGE-PAID RETURN ENVELOPE OR BY FOLLOWING THE ENCLOSED INSTRUCTIONS TO VOTE BY TELEPHONE OR OVER THE INTERNET. YOU CAN HELP AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATIONS BY PROMPTLY VOTING THE ENCLOSED PROXY.

QUESTIONS AND ANSWERS RELATING TO THE PROPOSALS

What are the Proposed Changes to the MainStay VP Mid Cap Value Portfolio and the MainStay VP Mid Cap Growth Portfolio?

As a shareholder of the MainStay VP Mid Cap Value Portfolio (the “Mid Cap Value Portfolio”) or the MainStay VP Mid Cap Growth Portfolio (the “Mid Cap Growth Portfolio,” collectively with the Mid Cap Value Portfolio, the “Acquired Portfolios”), you are being asked to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Acquired Portfolio in which you hold shares (each reorganization is referred to as a “Reorganization,” and collectively, both reorganizations are referred to as the “Reorganizations”) of (1) the Mid Cap Value Portfolio with and into the MainStay VP ICAP Select Equity Portfolio (the “ICAP Select Equity Portfolio”), and (2) the Mid Cap Growth Portfolio with and into the MainStay VP Mid Cap Core Portfolio (the “Mid Cap Core Portfolio,” collectively with the ICAP Select Equity Portfolio, the “Acquiring Portfolios” and collectively with the Acquired Portfolios, the “Portfolios”).

In considering a Reorganization, shareholders of each Acquired Portfolio should be aware of the similarities and differences between the investment objectives and strategies of the Acquired Portfolio with its proposed Acquiring Portfolio.

Mid Cap Value Portfolio.  With respect to the Reorganization of the Mid Cap Value Portfolio with and into the ICAP Select Equity Portfolio, shareholders may wish to note that the Mid Cap Value Portfolio and the ICAP Select Equity Portfolio have similar investment objectives — to seek total return, although the Mid Cap Value Portfolio’s investment objective is to seek total return specifically through a combination of capital appreciation and income. The Mid Cap Value Portfolio invests primarily in companies with mid-capitalizations whereas the ICAP Select Equity Portfolio invests primarily in companies with larger capitalizations. The Mid Cap Value Portfolio is classified in the Mid-Cap Value category by Morningstar, Inc., while the ICAP Select Equity Portfolio is classified in the Large Value category. Shareholders should review with care the more detailed comparisons in the section entitled “Comparison of Investment Objectives, Strategies, Risk Factors and Management” with respect to this Reorganization beginning on page 5 of the accompanying Proxy Statement/Prospectus and Exhibit B thereto, which contain additional comparative information regarding these two Portfolios.

Mid Cap Growth Portfolio.  With respect to the Reorganization of the Mid Cap Growth Portfolio with and into the Mid Cap Core Portfolio, shareholders should note that, in connection with the Board’s decision to terminate MacKay Shields LLC (“MacKay Shields”) as the subadvisor to the Mid Cap Growth Portfolio, effective June 29, 2009, the Board approved modifications to the Mid Cap Growth Portfolio’s investment objective, principal investment strategies, investment process, principal risks and primary benchmark so that they are materially identical to those of the Mid Cap Core Portfolio. These modifications to the Mid Cap Growth Portfolio, which took effect on August 14, 2009, are discussed in a Supplement dated June 29, 2009 to the Mid Cap Growth Portfolio’s Prospectus. As a result of these changes, on the date of the Special Meetings, there are not expected to be any material differences between the investment objectives, principal investment strategies, investment process, principal risks and primary benchmark index of the Mid Cap Growth Portfolio and the Mid Cap Core Portfolio.

Shareholders’ votes will be tabulated separately for each Reorganization, and you are only being asked to vote with respect to the Reorganization relating to the Acquired Portfolio in which you hold shares. Following the completion of a Reorganization, the reorganized Acquired Portfolio will be liquidated and dissolved.

Is Shareholder Approval or the Completion of One Reorganization Contingent Upon the Approval or Completion of the Other Reorganization?

No. Shareholder approval or completion of one Reorganization is not contingent upon, and will not affect, shareholder approval or completion of the other Reorganization.

What Will I Receive in Exchange for My Shares if the Reorganization is Approved?

If the Reorganization of the Acquired Portfolio in which you hold shares takes place, in exchange for the shares of that Acquired Portfolio you currently hold, you will become a shareholder of the corresponding class of shares of the corresponding Acquiring Portfolio on or about the close of business on November 20, 2009, or on such other date as the parties may agree (the “Closing Date”).

What did the Boards Consider When They Approved the Reorganization?

In evaluating each Reorganization, the Portfolios’ Board of Directors (the “Board”), including all of the Directors who are not “interested persons” of the Portfolios (as that term is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”), considered detailed information provided by New York Life Investment Management LLC (“New York Life Investments”) in support of its recommendation to approve each Reorganization and other factors, including, for each Reorganization: (1) that the shareholders of the Acquired Portfolio may benefit by becoming shareholders of the larger, combined Acquiring Portfolio; (2) that each Reorganization is part of a larger initiative of New York Life Investments designed to reposition, rationalize and streamline the MainStay Group of Funds, including each Acquired Portfolio, to reduce duplication among funds and strengthen the fund lineup overall; (3) that each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes; (4) the proposed allocation of the direct and indirect costs of each Reorganization between New York Life Investments and the participating Portfolios; and (5) possible alternatives to each Reorganization, which could include the possible liquidation of the applicable Acquired Portfolio. With respect to each Reorganization, the Board also compared the investment objectives and strategies of the Acquired Portfolio with its corresponding Acquiring Portfolio, both before and after any recent modifications to such objectives and strategies, and considered the expected impact of the proposed Reorganization on the pro forma total portfolio operating expenses that current shareholders of each Acquired Portfolio may pay. Based on these considerations and others, the Board determined that the interests of the shareholders of each Acquired Portfolio and each Acquiring Portfolio will not be diluted as a result of the respective Reorganizations, and that each Reorganization is in the best interests of the shareholders of each participating Portfolio.

More information about the Board’s considerations may be found in the Section of the accompanying Proxy Statement/Prospectus entitled “Information about the Reorganizations — Board Considerations.”

Will there be any Changes to the Portfolio Management of the Portfolios as a Result of the Reorganizations?

New York Life Investments is the investment adviser to each of the Portfolios and, as noted below, has engaged a subadvisor to manage the day-to-day investment operations of each of the Acquiring Portfolios.

Mid Cap Value Reorganization.  As discussed in a Supplement dated June 29, 2009 to the Mid Cap Value Portfolio’s Prospectus, effective June 29, 2009, the prior subadvisor to the Mid Cap Value Portfolio ceased serving as subadvisor to that Portfolio and New York Life Investments assumed the day-to-day portfolio management responsibilities for the Mid Cap Value Portfolio. New York Life Investments is expected to continue managing the Mid Cap Value Portfolio through the Closing Date, at which time the portfolio managers of Institutional Capital LLC (“ICAP”) will manage the combined ICAP Select Equity Portfolio, as described more fully in the accompanying Proxy Statement/Prospectus. Consequently, there will be a change to the Mid Cap Value Portfolio’s portfolio managers as a result of the Mid Cap Value Reorganization.

Mid Cap Growth Reorganization.  As discussed in a Supplement dated June 29, 2009 to the Mid Cap Growth Portfolio’s Prospectus, effective June 29, 2009, the prior subadvisor to the Mid Cap Growth Portfolio ceased serving as subadvisor to that Portfolio and New York Life Investments assumed the day-to-day portfolio management responsibilities for the Mid Cap Growth Portfolio utilizing an arrangement that permits the same investment personnel that manage the Mid Cap Core Portfolio as officers of Madison Square Investors LLC (“Madison Square Investors”) to manage the Mid Cap Growth Portfolio as officers of New York Life Investments. These investment personnel are expected to continue managing the Mid Cap Growth Portfolio through the Closing Date, at which time they will manage the combined Mid Cap Core Portfolio. Consequently, there will be no change to the Mid Cap Growth Portfolio’s portfolio managers as a result of the Mid Cap Growth Reorganization.

Will Shareholders of an Acquired Portfolio Pay Higher Expenses Following the Respective Reorganizations?

SHAREHOLDERS OF BOTH CLASSES OF BOTH ACQUIRED PORTFOLIOS ARE EXPECTED TO EXPERIENCE AN INCREASE IN TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES AS A RESULT OF THE RESPECTIVE REORGANIZATIONS.

Please see the section of the accompanying Proxy Statement/Prospectus entitled “Comparison of Fees and Expenses” for more information regarding the current total annual portfolio operating expenses of the Portfolios, and how these expenses are expected to change as a result of one or both of the Reorganizations.

What are the Tax Implications for Each Reorganization?

Completion of each Reorganization is conditioned upon receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Each Acquired Portfolio will pay any dividends out of net investment income or capital gains to its shareholders as required prior to its Reorganization, and Acquired Portfolio shareholders may be responsible for the tax consequences of these distributions. However, it is currently anticipated that neither of the Acquired Portfolios will make a capital gain distribution prior to its Reorganization.

If Approved, When will Each Reorganization Occur?

If approved by the applicable Acquired Portfolio’s shareholders and all the contingencies set forth in the applicable Agreement and Plan of Reorganization are satisfied, each Reorganization will take place on the Closing Date, which is scheduled to occur on or about November 20, 2009.

Will Acquired Portfolio Shareholders Bear the Expenses of the Reorganization?

New York Life Investments has agreed to bear one-half of the direct expenses relating to each Reorganization, including solicitation costs. With respect to the Mid Cap Growth Reorganization, the remaining one-half will be borne by the Mid Cap Core Portfolio. With respect to the Mid Cap Value Reorganization, the remaining one-half will be borne by the Mid Cap Value Portfolio and the ICAP Select Equity Portfolio equally. New York Life Investments estimates the total cost of the Mid Cap Growth Reorganization to be between $156,000 and $181,000 and the total cost of the Mid Cap Value Reorganization to be between $155,000 and $180,000. Each Acquired Portfolio will bear any costs associated with making its portfolio adjustments in anticipation of its Reorganization, including brokerage fees and expenses.

Has the Board Approved the Reorganizations?

Yes, the Board has approved each Reorganization and recommends that shareholders of each respective Acquired Portfolio vote “FOR” the applicable Reorganization.

INSTRUCTIONS FOR SIGNING PROXY CARDS

THE FOLLOWING GENERAL RULES FOR SIGNING PROXY CARDS MAY BE OF ASSISTANCE TO YOU AND MAY HELP AVOID THE TIME AND EXPENSE INVOLVED IN VALIDATING YOUR VOTE IF YOU FAIL TO SIGN YOUR PROXY CARD PROPERLY.

(1)	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.
(2)	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.
(3)	ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

FOR EXAMPLE:

REGISTRATION	VALID
CORPORATE ACCOUNTS
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe
(3) ABC Corp. c/o John Doe	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe
PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith, Custodian f/b/o/ John B. Smith Jr., UGMA/UTMA
(2) Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

(1)	VOTE BY TELEPHONE. You may cast your vote by telephone by calling the toll-free number located on your proxy card. Please make sure to have your proxy card available at the time of the call.
(2)	VOTE VIA THE INTERNET. You may cast your vote by logging into the Internet site located on your proxy card and following the instructions on the website. In order to log in you will need the control number found on your proxy card.
(3)	VOTE BY MAIL. You may cast your vote by signing, dating, and mailing the enclosed proxy card in the postage-paid return envelope provided.
(4)	VOTE IN PERSON AT THE SPECIAL MEETING.

PROXY STATEMENT/PROSPECTUS
SEPTEMBER 1, 2009

MAINSTAY VP SERIES FUND, INC.
51 MADISON AVENUE
NEW YORK, NEW YORK 10010
(212) 576-7000

PROXY STATEMENT FOR:
MAINSTAY VP MID CAP VALUE PORTFOLIO
(“MID CAP VALUE PORTFOLIO”)
AND
MAINSTAY VP MID CAP GROWTH PORTFOLIO
(“MID CAP GROWTH PORTFOLIO”)

PROSPECTUS FOR:
MAINSTAY VP ICAP SELECT EQUITY PORTFOLIO
(“ICAP SELECT EQUITY PORTFOLIO”)
AND
MAINSTAY VP MID CAP CORE PORTFOLIO
(“MID CAP CORE PORTFOLIO”)

Introduction

This combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Directors of the MainStay VP Series Fund, Inc. (the “Fund”), a Maryland corporation, on behalf of (1) the Mid Cap Value Portfolio and (2) the Mid Cap Growth Portfolio (collectively, the “Acquired Portfolios”), for a Special Meeting of Shareholders of the Acquired Portfolios (“Special Meeting”). The Special Meeting will be held on Friday, October 16, 2009 at 2:00 pm, Eastern time, at the offices of New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

You are receiving this Proxy Statement because you are the owner of a variable annuity contract or variable universal life insurance policy (“Policy'') issued by New York Life Insurance and Annuity Corporation, a Delaware corporation (“NYLIAC''), and some or all of your Policy value is invested in the Mid Cap Value Portfolio, the Mid Cap Growth Portfolio, or both. NYLIAC is an affiliate of the Manager and may have an interest in the approval of the Proposals to the extent that the Proposals benefit the New York Life Insurance organization as a whole.

As an owner of a Policy (“Policy Owner'') issued by NYLIAC, you have the right to instruct NYLIAC, as sponsor of the separate accounts that are invested in the Portfolios, how to vote the shares of the Portfolio that are attributable to your Policy. However, no minimum number of instructions by Policy Holders is required to establish a quorum at the Special Meeting or cause the approval of a Proposal.

The Fund has been advised by NYLIAC that NYLIAC will vote 100% of the shares of the Acquired Portfolios held by its respective separate accounts at the Special Meeting in accordance with instructions received by Policy Owners. In order to minimize any conflicts of interest that may arise in voting these shares, NYLIAC expects to vote shares for which no instructions have been received, or for which it is not otherwise entitled to vote in its discretion, in the same proportion as it votes shares for which it has received instructions or otherwise is entitled to vote. Furthermore, as the majority record owner of the Acquired Portfolios’ shares, NYLIAC’s presence at the Special Meeting constitutes a quorum.

To make this Proxy Statement easier to read, Policy Owners are described as if they are voting directly on the proposals at the Special Meeting, as opposed to directing NYLIAC to vote on such proposals. Additionally, Policy Owners are sometimes referred to in this Proxy Statement as “shareholders'' for ease of reading purposes.

The Fund also has four asset allocation Portfolios (the “Asset Allocation Portfolios''), which may invest in and own shares of the Mid Cap Value Portfolio and the Mid Cap Growth Portfolio directly. Please note that Madison Square Investors LLC (“Madison Square Investors''), the Asset Allocation Portfolios’ subadvisor, will vote the shares of these Portfolios. The Fund has been advised by Madison Square Investors that these shares will be voted pursuant to established policies and procedures designed to address potential conflicts of interest.

As is more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on the following proposals as described below:

(1)	To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Value Portfolio by the ICAP Select Equity Portfolio, in exchange for shares of common stock of the ICAP Select Equity Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Mid Cap Value Portfolio; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Value Portfolio (the “Mid Cap Value Reorganization”);
(2)	To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Growth Portfolio by the Mid Cap Core Portfolio, in exchange for shares of common stock of the Mid Cap Core Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Mid Cap Growth Portfolio; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Growth Portfolio (the “Mid Cap Growth Reorganization”); and
(3)	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Because shareholders of the Mid Cap Value Portfolio are being asked to approve the Reorganization Agreement that will result in a transaction in which the Mid Cap Value Portfolio shareholders will hold shares of the ICAP Select Equity Portfolio, and because shareholders of the Mid Cap Growth Portfolio are being asked to approve the Reorganization Agreement that will result in a transaction in which the Mid Cap Growth Portfolio shareholders will hold shares of the Mid Cap Core Portfolio, this Proxy Statement also serves as a Prospectus for the ICAP Select Equity Portfolio and Mid Cap Core Portfolio (collectively, the “Acquiring Portfolios”) (the Acquiring Portfolios, collectively with the Acquired Portfolios, the “Portfolios,” and each a “Portfolio”). The approximate mailing date of this Proxy Statement is September 1, 2009. Each Portfolio is a series of the same open-end management investment company.

Each of the Portfolios offers Initial Class shares and Service Class shares (each a “Class”). Holders of a Class of shares of the Acquired Portfolios will receive shares of the corresponding Class of shares of the Acquiring Portfolio, in an amount equal to the value of their Acquired Portfolio shares. See “Information About the Reorganizations” below.

This Proxy Statement/Prospectus, which you should retain for future reference, sets forth concisely the information that shareholders of each Acquired Portfolio should know about the respective Acquiring Portfolio before voting on a Reorganization. A Statement of Additional Information (“SAI”) relating to this Proxy Statement/Prospectus, dated September 1, 2009, containing additional information about the Reorganizations and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. For more information about the Portfolios, including a more detailed discussion of the investment objectives, policies and restrictions of the Portfolios, see the Prospectus and SAI for MainStay VP Series Fund, Inc., dated May 1, 2009, as supplemented from time to time, which are available upon request from the Fund without charge. The Prospectus and SAI for each Acquired Portfolio (file number 811-03833-01) are incorporated herein by reference.

Each Portfolio also provides periodic reports to its shareholders that highlight certain important information about the Portfolios, including investment results and financial information. The annual report dated December 31, 2008, for the Portfolios are incorporated herein by refer ence. You may receive a copy of the most recent Prospectus, SAI, annual report and any subsequently available semiannual report for each of the Portfolios, without charge, by contacting New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, New York 10010, or by calling toll-free 800-528-2019.

You also may review and copy information about each Portfolio (including their SAI) at the SEC’s Public Reference Room at 100 F Street N.E., Washington, D.C. 20549, or you may obtain copies of this information, after paying a duplicating fee, by electronic mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section at the above address. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROPOSAL 1:

REORGANIZATION OF MID CAP VALUE PORTFOLIO INTO
ICAP SELECT EQUITY PORTFOLIO

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization (the “Mid Cap Value Reorganization Agreement”), a form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information about the Mid Cap Value Portfolio, please read its Prospectus, and for information about the ICAP Select Equity Portfolio, please read its Prospectus.

The Mid Cap Value Reorganization

At a meeting held on June 23, 2009, the Board of Directors (the “Board) approved the Mid Cap Value Reorganization Agreement. Subject to the approval of the shareholders of the Mid Cap Value Portfolio, the Mid Cap Value Reorganization Agreement provides for:

•	the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Value Portfolio in exchange for shares of common stock of the ICAP Select Equity Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Mid Cap Value Portfolio;
•	the distribution of shares of the ICAP Select Equity Portfolio to the shareholders of the Mid Cap Value Portfolio; and
•	the subsequent liquidation and dissolution of the Mid Cap Value Portfolio

The Mid Cap Value Reorganization is subject to approval by the shareholders of the Mid Cap Value Portfolio. The Mid Cap Value Reorganization, if approved by shareholders, is scheduled to take place on or about the close of business on November 20, 2009, or on such other date as the parties may agree (the “Closing Date”). As a result of the Mid Cap Value Reorganization, each shareholder of the Initial Class and Service Class shares of the Mid Cap Value Portfolio will become the owner of shares of the ICAP Select Equity Portfolio, having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the Mid Cap Value Portfolio held by that shareholder as of the close of business on the Closing Date. No sales charges will be imposed as a result of the Reorganization, although current shareholders of the Mid Cap Value Portfolio are expected to experience increased total annual portfolio operating expenses as shareholders of the combined ICAP Select Equity Portfolio and the Mid Cap Value Portfolio will bear certain costs and expenses in connection with the Mid Cap Value Reorganization. See “Information About the Reorganizations” below.

The Mid Cap Value Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. See “Information About the Reorganizations” below. The Mid Cap Value Reorganization will not affect your right to purchase and redeem shares, to exchange shares among other series of the Fund with which you would have been able to exchange prior to the Mid Cap Value Reorganization, or to receive dividends and other distributions.

IN CONSIDERING WHETHER TO APPROVE THE REORGANIZATION YOU SHOULD NOTE THAT:

•	The Mid Cap Value Reorganization is part of a larger initiative to reposition, rationalize and streamline the MainStay Group of Funds to reduce duplication among funds and strengthen the fund lineup overall;
•	The Portfolios are each managed by New York Life Investments;
•	The ICAP Select Equity Portfolio is subadvised by Institutional Capital LLC (“ICAP”), while the Mid Cap Value Portfolio does not have a subadvisor (see “Information About the Management of the Portfolios” below);
•	The Mid Cap Value Portfolio has a similar investment objective to the ICAP Select Equity Portfolio, although the two Portfolios seek to achieve this objective differently;
•	The Mid Cap Value Portfolio is classified in the Mid-Cap Value category by Morningstar, Inc., while the ICAP Select Equity Portfolio is classified in the Large Value category;
•	Total assets of the Mid Cap Value Portfolio and the ICAP Select Equity Portfolio as of April 30, 2009 were approximately $239 million and $631 million, respectively;

•	While recognizing that past performance is not a guarantee of future results, particularly in light of the recent termination of the subadvisor of the Mid Cap Value Portfolio, the performance of the ICAP Select Equity Portfolio, as of April 30, 2009, gross of expenses, outperformed the Mid Cap Value Portfolio over the previous three- and five-year time periods, while underperforming the Mid Cap Value Portfolio over the previous one-year period; shareholders also may wish to consult the Mid Cap Value Portfolio’s semi-annual report to shareholders dated June 30, 2009, which will include performance information regarding that Portfolio’s performance through June 30, 2009 and is expected to be delivered to shareholders from late August to early September 2009;
•	On a pro forma basis, assuming the Mid Cap Value Reorganization had occurred, the total annual portfolio operating expenses for the combined ICAP Select Equity Portfolio are expected to be higher than both classes of the Mid Cap Value Portfolio (meaning that current Mid Cap Value Portfolio shareholders are expected to experience an increase in total annual portfolio operating expenses immediately after the Mid Cap Value Reorganization);
•	The Mid Cap Value Portfolio and the ICAP Select Equity Portfolio will each bear one-quarter of the direct expenses and direct transaction costs, including solicitation costs, relating to the Mid Cap Value Reorganization and New York Life Investments will bear directly the remaining one-half of these costs;
•	The Mid Cap Value Portfolio will bear the costs associated with making its portfolio adjustments in anticipation of the Mid Cap Value Reorganization, including brokerage fees and expenses;
•	New York Life Investments intends the Mid Cap Value Reorganization to qualify as a tax-free reorganization, therefore avoiding any federal tax consequences to the shareholders of the Mid Cap Value Portfolio and completion of the Mid Cap Value Reorganization is conditioned upon receiving an opinion of counsel to that effect; and
•	The Mid Cap Value Reorganization will not result in a dilution of the economic interests of the Mid Cap Value Portfolio shareholders because these shareholders will receive ICAP Select Equity Portfolio shares with the same aggregate net asset value as their Mid Cap Value Portfolio shares.

Approval of the Mid Cap Value Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the Mid Cap Value Portfolio entitled to vote and present in person or by proxy, as specified under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder. See “Voting Information” below.

Board Recommendations

For the reasons set forth below in the sections of this Proxy Statement/Prospectus entitled “Reasons for the Reorganizations” and “Board Considerations,” the Directors of the Fund, including all of the Directors who are not “interested persons” of the Portfolios (as that term is defined in the 1940 Act), have concluded that the Mid Cap Value Reorganization would be in the best interests of the shareholders of the Mid Cap Value Portfolio, and that the interests of the Mid Cap Value Portfolio’s existing shareholders would not be diluted as a result of the Mid Cap Value Reorganization. The Board, therefore, has submitted the Mid Cap Value Reorganization Agreement for approval to you, the shareholders of the Mid Cap Value Portfolio.

THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE MID CAP VALUE REORGANIZATION.

COMPARATIVE INFORMATION RELATING TO THE
MID CAP VALUE REORGANIZATION

Comparison of Investment Objectives, Strategies, Risk Factors and Management

The list below highlights some of the significant similarities and differences between the Mid Cap Value Portfolio’s and the ICAP Select Equity Portfolio’s investment objectives, principal investment strategies, and risk factors. There are no material differences between the fundamental investment restrictions of the Mid Cap Value Portfolio and the ICAP Select Equity Portfolio. For a complete comparison of these Portfolios’ investment objectives, principal investment strategies and risk factors, please see Exhibit B of this Proxy Statement/Prospectus.

•	The ICAP Select Equity Portfolio’s investment objective, to seek a superior total return, is compatible with, although not identical to, the Mid Cap Value Portfolio’s investment objective, to realize maximum long-term total return from a combination of capital appreciation and income.
•	Although both Portfolios invest primarily in value stocks, the Mid Cap Value Portfolio invests at least 80% of its assets in U.S. mid-capitalization securities, while the ICAP Select Equity Portfolio invests at least 80% of its assets in U.S. and foreign large capitalization stocks.
•	Both Portfolios seek to find securities of companies that the portfolio managers believe are undervalued, although the portfolio managers use a different process to determine when a security is undervalued, as described in Exhibit B.
•	The Mid Cap Value Portfolio typically seeks to invest in stocks that pay dividends, while dividends do not factor into the ICAP Select Equity Portfolio’s stock selection as prevalently.
•	While the ICAP Select Equity Portfolio typically invests in 20 to 30 securities at a time, the Mid Cap Value Portfolio typically invests in more. For example, as of April 30, 2009, the Mid Cap Value Portfolio held 74 securities.
•	As part of its principal investment strategies the Mid Cap Value Portfolio may invest up to 20% of its assets in debt securities, U.S. government securities and cash or cash equivalents, although the Fund does not typically invest a significant amount in these types of investments.

•	Each Portfolio is subject to the risks of equity and value investing and of investing in mid cap stocks. Each Portfolio is also subject to the risks associated with securities lending. The ICAP Select Equity Portfolio is also subject to the risks of having a smaller number of holdings, investing in options and futures, foreign investing and higher portfolio turnover.
•	While both Portfolios are authorized to engage in lending portfolio securities, only the Mid Cap Value Portfolio’s Prospectus identifies this as a principal investment strategy. However, note that as of September 18, 2008, the Portfolios, like all of the funds in the MainStay Group of Funds, have temporarily suspended securities lending.
•	Due to its trading strategies, the ICAP Select Equity Portfolio is more likely to experience portfolio turnover of greater than 100% than the Mid Cap Value Portfolio. Portfolios with higher turnover rates (over 100%) often have higher transaction costs, which are paid by the respective Portfolios and may negatively affect performance.
•	As of April 30, 2009, the Mid Cap Value Portfolio had approximately $239 million assets under management and the ICAP Select Equity Portfolio had $631 million assets under management.

More information about the investment objectives and strategies of the Mid Cap Value Portfolio and the ICAP Select Equity Portfolio is included in Exhibit B. Additional information may be found in the Portfolios’ SAI, which is incorporated herein by reference and available upon request by calling toll-free 800-598-2019.

The following tables contain information regarding the assets, holdings, and management of the Portfolios. Unless otherwise indicated, this information is as of April 30, 2009.

As of April 30, 2009	Mid Cap Value Portfolio	ICAP Select Equity Portfolio
Net Assets	$238.9 million	$630.9 million
Number of Holdings	74	30
Portfolio Composition	95.0% - Equities 5.0% - Cash	98.3% - Equities 1.7% - Cash
Primary Benchmark	Russell Midcap® Value Index(1)	S&P 500® Index(2)
Secondary Benchmark	None	S&P 500/Citigroup Value Index(3)
% of Assets Under Management (AUM) in Top 10 Holdings	24.2%	44.3%
Portfolio Turnover Rate (As of 12/31/08)	57%	152%
Investment Manager	New York Life Investments	New York Life Investments
Subadvisor	None(4)	Institutional Capital LLC
Portfolio Manager(s)	Tony Elavia* *In his capacity as an officer of New York Life Investments.	Jerrold K. Senser and Thomas R. Wenzel

(1)	The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. Equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. The market capitalizations of companies in this Index fluctuate and as of May 29, 2009, the median market capitalization was $2.5 billion. You cannot invest directly in an index.
(2)	The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. Typically, companies included in the S&P 500® Index are the largest and most dominant in their respective industries. The market capitalizations of companies in this Index fluctuate and as of March 31, 2009, they ranged from $360 million to $336.5 million. You cannot invest directly in an index.

(3)	The S&P 500/Citigroup Value Index represents approximately half of the market capitalization of the stocks in the S&P 500® Index that, on a growth-value spectrum, have been identified as falling either wholly or partially within the value half of the spectrum based on multiple factors. You cannot invest directly in an index.
(4)	New York Life Investments assumed direct responsibility over the day-to-day portfolio management of the Mid Cap Value Portfolio effective June 29, 2009, the date the prior subadvisor to the Mid Cap Value Portfolio ceased advising the Mid Cap Value Portfolio.

Top Ten Holdings as of April 30, 2009:

Mid Cap Value Portfolio

Name	% Net Assets
Kroger Co. (The)	2.60%
Aspen Insurance Holdings, Ltd.	2.59%
NewAlliance Bancshares, Inc.	2.50%
Cablevision Systems Corp.-Class A	2.23%
Computer Sciences Corp.	2.08%
Embarq Corp.	2.08%
PartnerRe, Ltd.	2.07%
American Eagle Outfitters	2.07%
Gap (The), Inc.	2.06%
Corn Products International, Inc.	2.04%

ICAP Select Equity Portfolio

Name	% Net Assets
Wyeth	5.26%
EI Du Pont de Nemours & Co.	4.97%
CVS Caremark Corp.	4.82%
Schering-Plough Corp.	4.78%
JPMorgan Chase & Co.	4.73%
Hewlett-Packard Co.	4.24%
Cisco Systems, Inc.	4.18%
Occidental Petroleum Corp.	3.98%
Honeywell International, Inc.	3.71%
CSX Corp.	3.64%

Description of Portfolio Classes

Each of the Portfolios offers Initial and Service Classes. The corresponding class shares of each Portfolio have the same class-specific features.

Purchase, Redemption and Exchange Features

The Portfolios have the same policies with respect to purchases, redemptions and exchanges by shareholders. See “Purchase and Redemption of Shares” below.

Comparison of Fees and Expenses

The following discussion describes and compares the fees and expenses of the Mid Cap Value Portfolio and ICAP Select Equity Portfolio. Expenses of the Portfolios are based upon the operating expenses as of December 31, 2008. Pro forma fees show estimated expenses of the ICAP

Select Equity Portfolio after giving effect to the proposed Mid Cap Value Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

Initial Class

	Mid Cap Value Portfolio	ICAP Select Equity Portfolio	ICAP Select Equity Portfolio Pro Forma Combined
Management Fees(1)	0.70%	0.77%	0.76%
Distribution and Service (12b-1) Fees(2)	None	None	None
Other Expenses	0.06%	0.06%	0.06%
Acquired (Underlying) Portfolio/Fund Fees and Expenses(3)	0.01%	None	0.00%
Total Annual Portfolio Operating Expenses	0.77%	0.83%	0.82%

Service Class

	Mid Cap Value Portfolio	ICAP Select Equity Portfolio	ICAP Select Equity Portfolio Pro Forma Combined
Management Fees(1)	0.70%	0.77%	0.76%
Distribution and Service (12b-1) Fees(2)	0.25%	0.25%	0.25%
Other Expenses	0.06%	0.06%	0.06%
Acquired (Underlying) Portfolio/Fund Fees and Expenses(3)	0.01%	None	0.00%
Total Annual Portfolio Operating Expenses	1.02%	1.08%	1.07%

(1)	The management fee for the ICAP Select Equity Portfolio is an annual percentage of the Portfolio’s average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million to $1 billion; and 0.74% on assets over $1 billion.

The management fee for the Mid Cap Value Portfolio is an annual percentage of the Portfolio’s average daily net assets as follows: 0.70% on assets up to $500 million; and 0.65% on assets over $500 million.

(2)	Because the 12b-1 fee is an ongoing fee charged against the assets of a Portfolio, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.
(3)	In addition to the Net Annual Portfolio Operating Expenses that the VP Mid Cap Value Portfolio bears directly, the Portfolio’s shareholders indirectly bear the expenses of the other Underlying Portfolios/

Funds in which the Portfolio invests. The table shows the Portfolios’ estimated indirect expense from investing in Underlying Portfolios/Funds based on the allocation of each Portfolio’s assets among the Underlying Portfolios/Funds. This expense may be higher or lower over time depending on the actual investments of a Portfolio’s assets in the Underlying Portfolios/Funds and the actual expenses of the Underlying Portfolios/Funds.

On a pro forma basis, the Underlying Portfolio/Fund Fees and Expenses for the combined ICAP Select Equity Portfolio are less than 0.01% of the average net assets of that Portfolio.

Examples

The following examples are intended to help you compare the costs of investing in the ICAP Select Equity Portfolio, the Mid Cap Value Portfolio, and the combined ICAP Select Equity Portfolio after the Mid Cap Value Reorganization with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio for the time periods indicated and reflects what you would pay at the end of each time period shown if you redeemed all of your shares at the end of each time period shown or if you continued to hold them. The examples also assume that your investment has a 5% return each year, that each Portfolio’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower than those shown.

Expenses After	Mid Cap Value Portfolio		ICAP Select Equity Portfolio		ICAP Select Equity Portfolio — Pro Forma Combined
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
1 Year	$79	$104	$85	$110	$82	$107
3 Years	$246	$325	$265	$343	$255	$334
5 Years	$428	$563	$460	$595	$444	$579
10 Years	$954	$1,248	$1,025	$1,317	$990	$1,283

Past Performance of ICAP Select Equity Portfolio

The following bar chart and tables below indicate some of the risks of investing in the ICAP Select Equity Portfolio. The bar charts show you how the Portfolio’s performance has varied over the life of the Select Equity Portfolio. The table shows how the Portfolio’s average annual total returns for one year, five years and ten years compare to those of broad-based securities market indices. Separate Account and Policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. It is expected that the combined ICAP Select Equity Portfolio will retain the performance history of the ICAP Select Equity Portfolio after the Mid Cap Value Reorganization. As with all mutual funds, past performance is not necessarily an indication of how the Portfolios will perform in the future.

As of June 30, 2009, the Initial Class shares of the ICAP Select Equity Portfolio had a year-to-date return of 7.45%.

Annual Returns, Initial Class Shares
(by calendar year 1999–2008)

Best and Worst Quarterly Returns, Initial Class Shares

(1999 – 2008)	Return	Quarter/Year
Highest return/best quarter	15.07%	2Q/03
Lowest return/worst quarter	-22.19%	4Q/08

Average Annual Total Returns
(for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
MainStay VP ICAP Select Equity Portfolio
Initial Class	-37.59%	-1.35%	0.02%
Service Class(1)	-37.75%	-1.59%	-0.23%
S&P 500® Index(2)	-37.00%	-2.19%	-1.38%
S&P 500/Citigroup Value Index(3)	-39.22%	-1.72%	0.10%

(1)	Performance f or the Service Class shares, first offered June 5, 2003, includes historical performance of the Initial Class shares from January 1, 1999 to June 4, 2003, adjusted to reflect the fees and expenses of Service Class shares.
(2)	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.
(3)	The S&P 500/Citigroup Value Index represents approximately half of the market capitalization of the stocks in the S&P 500® Index that, on a growth-value spectrum, have been identified as falling either wholly or partially within the value half of the spectrum based on multiple factors. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index. Index returns prior to January 1, 2006, inception of the Index, reflect the returns of the S&P 500/Barra Index.

PROPOSAL 2:

REORGANIZATION OF MID CAP GROWTH PORTFOLIO INTO
MID CAP CORE PORTFOLIO

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization (“Mid Cap Growth Reorganization Agreement”), a form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information about the Mid Cap Growth Portfolio and Mid Cap Core Portfolio, please read the Mid Cap Core Portfolio’s Prospectus.

The Mid Cap Growth Reorganization

At a meeting held on June 23, 2009, the Board of Directors (the “Board”) approved the Mid Cap Growth Reorganization Agreement. Subject to the approval of the shareholders of the Mid Cap Growth Portfolio, the Mid Cap Growth Reorganization Agreement provides for:

•	the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Growth Portfolio in exchange for shares of common stock of the Mid Cap Core Portfolio having an aggregate net asset value equal to the aggregate net asset value of the common stock of the Mid Cap Growth Portfolio;
•	the distribution of shares of the Mid Cap Core Portfolio to the shareholders of the Mid Cap Growth Portfolio; and
•	the subsequent liquidation and dissolution of the Mid Cap Growth Portfolio.

The Mid Cap Growth Reorganization is subject to approval by the shareholders of the Mid Cap Growth Portfolio. The Mid Cap Growth Reorganization, if approved by shareholders, is scheduled to take place on or about the close of business on November 20, 2009, or on such other date as the parties may agree (the “Closing Date”). As a result of the Mid Cap Growth Reorganization, each shareholder of the Initial Class and Service Class shares of the Mid Cap Growth Portfolio will become the owner of the number of full and fractional shares of the Mid Cap Core Portfolio, having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the Mid Cap Growth Portfolio held by that shareholder, as of the close of business on the Closing Date. No sales charges will be imposed as a result of the Reorganization. See “Information About the Reorganization” below.

Please note that, as discussed in the Supplement dated June 29, 2009 to the Mid Cap Growth Portfolio’s Prospectus, the Mid Cap Growth Portfolio’s investment objective, strategies, and benchmark were modified as of August 14, 2009. As a result of these modifications, the investment objective, strategies, and benchmark index of the Mid Cap Growth Portfolio are identical to those of the Mid Cap Core Portfolio. Therefore, shareholders of the Mid Cap Growth Portfolio are not expected to experience any changes to the investment objective, strategies, or benchmark index in connection with the Mid Cap Growth Reorganization.

The Mid Cap Growth Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. See “Information About the Reorganization” below. The Mid Cap Growth Reorganization will not affect your right to purchase and redeem shares, to exchange shares among other series of the Fund with which you would have been able to exchange prior to the Mid Cap Growth Reorganization, or to receive dividends and other distributions.

IN CONSIDERING WHETHER TO APPROVE THE REORGANIZATION YOU SHOULD NOTE THAT:

•	The Mid Cap Growth Reorganization is part of a larger initiative to reposition, rationalize and streamline the MainStay Group of Funds in order to reduce duplication among funds and strengthen the fund lineup overall;
•	The Portfolios are each managed by New York Life Investments;
•	While the Mid Cap Growth Portfolio is currently managed by New York Life Investments directly without a subadvisor and the Mid Cap Core Portfolio is subadvised by Madison Square Investors, the same portfolio managers serve both Portfolios under an arrangement between New York Life Investments and Madison Square Investors (see “Information About the Management of the Portfolios” below);
•	Effective August 14, 2009, the Mid Cap Growth and the Mid Cap Core Portfolios have the same investment objectives, strategies and benchmark;
•	Total assets of the Mid Cap Growth Portfolio and the Mid Cap Core Portfolio as of April 30, 2009 were each approximately $193 million;
•	While recognizing that past performance is not a guarantee of future results, particularly in light of the facts that the Mid Cap Growth Portfolio recently terminated its subadvisor and modified its principal investment strategies, investment process, principal risks, and primary benchmark index, both the Mid Cap

Core and Mid Cap Growth Portfolios have strong track records; shareholders also may wish to consult the Mid Cap Growth Portfolio’s Semiannual Report to Shareholders, which will include performance information regarding that Portfolio’s performance through June 30, 2009 and is expected to be delivered to shareholders in mid-to-late August 2009;
•	On a pro forma basis, assuming the Mid Cap Growth Reorganization had occurred, the total annual portfolio operating expenses for the combined Mid Cap Core Portfolio are expected to be higher than both classes of the Mid Cap Growth Portfolio (meaning that current Mid Cap Growth Portfolio shareholders are expected to experience an increase in these expenses immediately after the Mid Cap Growth Reorganization);
•	The Mid Cap Core Portfolio will bear one-half of the direct expenses and direct transaction costs, including solicitation costs, relating to the Mid Cap Growth Reorganization and New York Life Investments will bear directly the remaining one-half of these costs;
•	The Mid Cap Growth Portfolio will bear the costs associated with making its portfolio adjustments in anticipation of the Mid Cap Growth Reorganization, including brokerage fees and expenses;
•	New York Life Investments intends the Mid Cap Growth Reorganization to qualify as a tax-free reorganization, therefore avoiding any federal tax consequences to the shareholders of the Mid Cap Growth Portfolio and completion of the Mid Cap Growth Reorganization is conditioned upon receiving an opinion of counsel to that effect; and
•	The Mid Cap Growth Reorganization will not result in a dilution of the economic interests of the Mid Cap Growth Portfolio shareholders because these shareholders will receive Mid Cap Core Portfolio shares with the same aggregate net asset value as their Mid Cap Growth Portfolio shares.

Approval of the Mid Cap Growth Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the Mid Cap Growth Portfolio entitled to vote and present in person or by proxy, as specified under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder. See “Voting Information” below.

Board Recommendations

For the reasons set forth below in the Sections of this Proxy Statement/Prospectus entitled “Reasons for the Reorganizations” and “Board Considerations,” the Directors of the Fund, including all of the Directors who are not “interested persons” of the Portfolios (as that term is defined in the 1940 Act), have concluded that the Mid Cap Growth Reorganization would be in the best interests of the shareholders of the Mid Cap Growth Portfolio, and that the interests of the Mid Cap Growth Portfolio’s existing shareholders would not be diluted as a result of the Mid Cap Growth Reorganization. The Board, therefore, has submitted the Reorganization Agreement for approval to you, the shareholders of the Mid Cap Growth Portfolio.

THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE MID CAP GROWTH REORGANIZATION.

COMPARATIVE INFORMATION RELATING TO THE
REORGANIZATION

Comparison of Investment Objectives, Strategies, Risk Factors and Management

This section sets forth the investment objectives, principal investment strategies, risk factors and management of the Mid Cap Core Portfolio, and compares these objectives, strategies and factors with those of the Mid Cap Growth Portfolio. There are no material differences between the fundamental investment restrictions of the Mid Cap Growth Portfolio and the Mid Cap Core Portfolio.

Effective June 29, 2009, the Mid Cap Growth Portfolio is managed by New York Life Investments directly without the use of a subadvisor. Effective August 14, 2009, the Mid Cap Growth Portfolio’s investment objective, principal investment strategies, investment process, principal risks and primary benchmark are materially identical to the Mid Cap Core Portfolio’s. These modifications were discussed in the Supplement to the Mid Cap Growth’s Prospectus dated June 29, 2009. Accordingly, there are not expected to be any significant differences between the portfolio composition or management of the Mid Cap Growth Portfolio and the Mid Cap Core Portfolio on the date of the Special Meeting, and the information listed below regarding the investment objective, principal investment strategies, and risks applies equally to the Mid Cap Growth Portfolio and the Mid Cap Core Portfolio. Additional information may be found in the Portfolios’ SAI, which is incorporated herein by reference and available upon request by calling toll-free 800-598-2019.

Investment Objective

Each Portfolio’s investment objective is to seek long-term growth of capital.

Principal Investment Strategy

Each Portfolio normally invests at least 80% of its assets in companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies in the Russell Midcap® Index, and invests primarily in common stocks of U.S. companies. New York Life Investments, the Mid Cap Growth Portfolio’s investment manager (“Manager”), and Madison Square Investors, the Mid Cap Core Portfolio’s Subadvisor, each seek those mid-cap companies that it believes will outperform the average of the mid-cap universe.

Investment Process

The Manager and Subadvisor each use a quantitative management approach that ranks stocks based on a proprietary model. The model focuses on value, earnings, and behavioral characteristics in the market. The Manager and Madison Square Investors rank companies in the mid-cap universe and then generally invests in companies ranked in the top 50% of the universe. The Manager and Madison Square Investors rank stocks based on the financial strength of the issuer and the potential for strong, long-term earnings growth. This approach seeks to overweight those mid-cap stocks that the Manager and Madison Square Investors believe will outperform the mid-cap universe as a whole. Stocks are generally sold when they are no longer ranked in the top 50% of the ranked universe by the proprietary model. A stock’s weight in a Portfolio is determined by its investment return prospects, risk outlook, transaction cost estimates as well as the portfolio risk control guidelines.

Principal Risks

Equity Securities.  Investments in common stocks and other equity securities are particularly subject to the risks of changing economic, stock market, industry and company conditions and the risk inherent in management’s ability to anticipate those changes that can adversely affect the value of a Portfolio’s holdings. Opportunities for greater gain often come with the possibility of a greater risk of loss. Mid-cap stocks are generally less established and may be more volatile and less liquid than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated business setbacks. Some of the securities in which a Portfolio may invest, therefore, may carry above-average risk compared to the risk of securities found in common stock indices such as the Dow Jones Industrial Average and the S&P 500® Index.

Growth Investing.  The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Investing.  The principal risk of investing in value stocks is that they may never reach what the Subadvisor believes is their full value or that they may even go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions and therefore a Portfolio’s performance may be lower or higher than that of funds that invest in other types of equity securities.

Portfolio Turnover.  Due to their trading strategies, the Portfolios may experience a portfolio turnover rate of over 100%. Portfolios with high turnover rates (over 100%) often have higher transaction costs that are paid by the Portfolio.

The following tables contain information regarding the assets, holdings, and management of the Portfolios. Unless otherwise indicated, this information is as of April 30, 2009 and does not, therefore reflect the modifications to the Mid Cap Growth Portfolio’s management, investment objective, principal investment strategies, investment process, principal risks and primary benchmark index that took effect on August 14, 2009. Please note that as a result of these more recent modifications, the information provided about the Mid Cap Growth Portfolio is expected to be substantially similar to that of the Mid Cap Core Portfolio on the date of the Special Meeting.

As of April 30, 2009	Mid Cap Growth Portfolio	Mid Cap Core Portfolio
Net Assets	$193.3 million	$192.6 million
Number of Holdings	80	373
Portfolio Composition	96.5% - Equities 3.5% - Cash 2.8% - Exchange Traded Fund	99.9% - Equities 0.1% - Cash
Primary Benchmark	Russell Midcap® Index(1)	Russell Midcap® Index(1)
% of Assets Under Management (AUM) in Top 10 Holdings	22.8%	8.8%
Portfolio Turnover Rate (As of 12/31/08)	39%	173%
Investment Manager	New York Life Investments	New York Life Investments
Subadvisor	None(2)	Madison Square Investors
Portfolio Manager(s)	Harvey Fram* and Migene Kim* *Each in his or her capacity as an officer of New York Life Investments.	Harvey Fram and Migene Kim

(1)	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index. Effective August 14, 2009, the Mid Cap Growth

Portfolio selected the Russell Midcap® Index as its primary benchmark. Prior to that date, the Fund’s primary benchmark was the Russell Midcap® Growth Index. The Portfolio changed its primary benchmark as a result of a change in subadvisor which occurred on June 29, 2009.
(2)	New York Life Investments assumed direct responsibility over the day-to-day portfolio management of the Mid Cap Growth Portfolio effective June 29, 2009, the date the prior subadvisor to the Mid Cap Growth Portfolio ceased advising the Mid Cap Growth Portfolio.

Top Ten Holdings as of April 30, 2009

Mid Cap Growth Portfolio

Name	% Net Assets
iShares Russell Midcap Growth Index Fund (exchange traded fund)(1)	2.84%
Amphenol Corp.-Class A	2.35%
SBA Communications Corp.	2.18%
Alliant Techsystems, Inc.	2.13%
Precision Castparts Corp.	2.11%
Equinix, Inc.	2.06%
Newfield Exploration Co.	2.03%
Guess?, Inc.	2.02%
Crown Holdings, Inc.	1.95%
Fluor Corp.	1.78%

Mid Cap Core Portfolio

Name	% Net Assets
Broadcom Corp. -Class A	0.97%
Western Digital Corp.	0.90%
PG&E Corp.	0.90%
Parker Hannifin Corp.	0.89%
Murphy Oil Corp.	0.88%
DR Horton, Inc.	0.88%
Cameron International Corp.	0.86%
Quest Diagnostics, Inc./DE	0.86%
Liberty Media Corp. - Entertainment	0.84%
NetApp, Inc.	0.83%

(1)	The Portfolio may from time to time invest in exchange traded funds, primarily as a means of gaining exposure for the Portfolio to the equity market without investing in individual common stocks, particularly in the context of managing cash flows into the Portfolio. These holdings are short term and are used to maintain target exposure while limiting costs.

Description of Portfolio Classes

Each of the Portfolios offers Initial and Service Classes. The corresponding class shares of each Portfolio have the same class-specific features.

Purchase, Redemption and Exchange Features

The Portfolios have the same policies with respect to purchases, redemptions and exchanges by shareholders. See “Purchase and Redemption of Shares” below.

Comparison of Fees and Expenses

The following discussion describes and compares the fees and expenses of the Mid Cap Growth Portfolio and the Mid Cap Core Portfolio. Expenses of the Portfolios are based upon the operating expenses as of December 31, 2008. Pro forma fees show estimated expenses of the Mid Cap Core Portfolio after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

Initial Class

	Mid Cap Growth Portfolio	Mid Cap Core Portfolio	Mid Cap Core Portfolio Pro Forma Combined
Management Fees(1)	0.75%	0.85%	0.85%
Distribution and Service (12b-1) Fees(2)	None	None	None
Other Expenses(3)	0.07%	0.09%	0.06%
Total Annual Portfolio Operating Expenses(4)	0.82%	0.94%	0.91%

Service Class

	Mid Cap Growth Portfolio	Mid Cap Core Portfolio	Mid Cap Core Portfolio Pro Forma Combined
Management Fees(1)	0.75%	0.85%	0.85%
Distribution and Service (12b-1) Fees(2)	0.25%	0.25%	0.25%
Other Expenses(3)	0.07%	0.09%	0.06%
Total Annual Portfolio Operating Expenses(4)	1.07%	1.19%	1.16%

(1)	The management fee for the Mid Cap Core Portfolio is an annual percentage of the Portfolio’s average daily net assets as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.

The management fee for the Mid Cap Growth Portfolio is an annual percentage of the Portfolio’s average daily net assets as follows: 0.75% on assets up to $500 million; and 0.70% on assets over $500 million.

(2)	Because the 12b-1 fee is an ongoing fee charged against the assets of a Portfolio, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.
(3)	“Other Expenses” also includes a Portfolio’s share of the fees and expenses of any other fund in which a Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of a Portfolio.

(4)	The Total Annual Portfolio Operating Expenses may differ from the amounts shown in the Financial Highlights section of this Prospectus/Proxy Statement which reflect only the operating expenses of a Portfolio and do not include a Portfolio’s share of the fees and expenses of any other fund in which a Portfolio may invest.

Examples

The following examples are intended to help you compare the costs of investing in the Mid Cap Growth Portfolio, the Mid Cap Core Portfolio, and the combined Mid Cap Core Portfolio with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio and in the combined Mid Cap Core Portfolio for the time periods indicated and reflects what you would pay at the end of each time period shown if you redeemed all of your shares at the end of each time period shown or if you continued to hold them. The examples also assume that your investment has a 5% return each year, that each Portfolio’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower than those shown.

	Mid Cap Growth Portfolio		Mid Cap Core Portfolio		Mid Cap Core Portfolio Pro Forma Combined
Expenses After	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
1 Year	$84	$109	$96	$121	$93	$118
3 Years	$262	$340	$300	$378	$290	$368
5 Years	$455	$590	$520	$654	$504	$638
10 Years	$1,014	$1,306	$1,155	$1,443	$1,120	$1,409

Past Performance of Mid Cap Core Portfolio

The following bar chart and tables indicate some of the risks of investing in the Mid Cap Core Portfolio. The bar chart shows you how the Mid Cap Core Portfolio’s calendar year performance has varied over the life of the Portfolio. The table shows how the Mid Cap Core Portfolio’s average annual total returns for one- and five-year periods and for the life of the Portfolio compare to those of a broad-based securities market index. Separate Account and Policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. It is expected that the combined Mid Cap Core Portfolio will retain the performance history of the Mid Cap Core Portfolio after the Mid Cap Growth Reorganization. As with all mutual funds, past performance is not necessarily an indication of how the Portfolio will perform in the future.

As of June 30, 2009, the Initial Class shares of the Mid Cap Core Portfolio had a year-to-date return of 8.13%.

Annual Returns, Initial Class Shares
(by calendar year 2002–2008)

Best and Worst Quarterly Returns, Initial Class Shares

(2002 – 2008)	Return	Quarter/Year
Highest return/best quarter	14.83%	2Q/03
Lowest return/worst quarter	-25.49%	4Q/08

Average Annual Total Returns
(for the periods ended December 31, 2008)

	1 Year	5 Years	Since Inception 7/2/01
MainStay VP Mid Cap Core Portfolio
Initial Class	-42.24%	-0.24%	1.24%
Service Class(1)	-42.38%	-0.49%	0.99%
Russell Midcap® Index(2)	-41.46%	-0.71%	1.16%

(1)	Performance for the Service Class shares, first offered June 5, 2003, includes historical performance of the Initial Class shares from July 2, 2001 to June 4, 2003, adjusted to reflect the fees and expenses of Service Class shares.
(2)	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, and represents approximately 31% of the total market capitalization of the Russell 1000® Index. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

INFORMATION APPLICABLE TO ALL PROPOSALS
THE FUND (MAINSTAY VP SERIES FUND, INC.)

This Prospectus describes Initial Class and Service Class shares of the ICAP Select Equity Portfolio and the Mid Cap Core Portfolio, each offered by the Fund. The Fund, an open-end management investment company, is a Maryland corporation organized on June 3, 1983.

Shares of the ICAP Select Equity Portfolio and the Mid Cap Core Portfolio are currently offered to certain Separate Accounts to fund variable annuity policies and variable universal life insurance policies issued by NYLIAC and as underlying investments of the Fund’s Asset Allocation Portfolios.

The terms “shareholder” or “shareholders” in this Proxy Statement/Prospectus refer to the Separate Accounts and the Asset Allocation Portfolios. The rights of the Separate Accounts and the Asset Allocation Portfolios as shareholders are different from the rights of a Policy Owner. The rights of a Policy Owner are described in the Policy. The current prospectus for the relevant Policy describes the rights of the Separate Accounts as shareholders and the rights of a Policy Owner. The Separate Accounts invest in shares of the Portfolios in accordance with allocation instructions received from Policy Owners.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements

The terms and conditions of the Reorganizations under which the proposed transactions may be consummated are set forth in the Reorganization Agreements. The Reorganization Agreements are materially identical except for the names of the Portfolios. Significant provisions of the Reorganization Agreements are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreements, forms of which is attached as Exhibit A.

Each Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of the applicable Acquired Portfolio to the applicable Acquiring Portfolio in exchange for shares of common stock of the Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Acquired Portfolio. The Acquired Portfolio would then distribute to its shareholders the portion of the shares of the applicable Acquiring Portfolio to which each such shareholder is entitled, with each shareholder receiving the same class of shares of the applicable Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of the applicable Acquired Portfolio held by that shareholder on the Closing Date. Thereafter, the applicable Acquired Portfolio would be liquidated and dissolved.

Dividend and capital gain distributions to Acquired Portfolio shareholders made prior to the Reorganizations may result in tax consequences for the Acquired Portfolio shareholders. It is currently anticipated that there will not be any capital gain distribution prior to the Reorganizations.

Until the Closing Date, shareholders of the Mid Cap Value Portfolio and Mid Cap Growth Portfolio will continue to be able to redeem or exchange their shares. Redemption or exchange requests received after the Closing Date will be treated as requests received by the ICAP Select Equity Portfolio or the Mid Cap Core Portfolio, respectively, for the redemption or exchange of its shares.

The obligations of the Portfolios under the Reorganization Agreements are subject to various conditions, including approval of the shareholders of the Acquired Portfolios. The Reorganization Agreements also require that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by the applicable Reorganization Agreement. Each Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Exhibit A to review the terms and conditions of the Reorganization Agreements.

Accounting and Performance History

The ICAP Select Equity Portfolio will be the accounting survivor in the Mid Cap Value Reorganization. Furthermore, the combined ICAP Select Equity Portfolio will retain the performance history of the ICAP Select Equity Portfolio.

The Mid Cap Core Portfolio will be the accounting survivor in the Mid Cap Growth Reorganization. Furthermore, the combined Mid Cap Core Portfolio will retain the performance history of the Mid Cap Core Portfolio.

Reasons for the Reorganizations

New York Life Investments recommended the Reorganizations to the Board of the Portfolios because it believes that shareholders of each Acquired Portfolio would benefit over the longer term (1) from the potential for asset growth of the Acquiring Portfolios, (2) for the Mid Cap Value Portfolio, from an improved potential for greater investment returns based on the portfolio management expertise of ICAP as Subadvisor of the ICAP Select Equity Portfolio, and (3) with respect to the Mid Cap

Growth Reorganization, from the better coverage of the mid cap universe that consolidating to a single mid cap strategy with a more “core,” or central, investment style is expected to provide for shareholders.

New York Life Investments informed the Board that MacKay Shields, the prior investment subadvisor to the Acquired Portfolios, had decided to focus primarily on fixed-income management and that the ICAP Select Equity Portfolio and the Mid Cap Core Portfolio would provide viable alternatives to the shareholders of the Mid Cap Value and Mid Cap Growth Portfolio, respectively. More broadly, New York Life Investments also believes that each Reorganization will further its objective to focus the MainStay Group of Funds’ product offerings in key asset categories and certain core investment strategies in an effort to offer fund products with strong investment performance over time. Additionally, New York Life Investments believes that initiatives involving several funds within the MainStay Group of Funds including each Reorganization, will reposition, rationalize and streamline the MainStay Group of Funds to reduce duplication among funds and strengthen the fund lineup overall.

Board Considerations

At a meeting held on June 23, 2009, the Board unanimously voted that each Reorganization would be in the best interests of the respective Acquired Portfolios and their shareholders, and that the interests of each Acquired Portfolio’s shareholders would not be diluted. In evaluating each Reorganization, the Board, including all of the Directors who are not “interested persons” of the Portfolios (as that term is defined in the 1940 Act), considered the recommendations of New York Life Investments to approve the Reorganization and other factors, including the following:

With Respect to Each Reorganization

•	that neither Acquired Portfolio historically has been able to achieve sufficient assets to take full advantage of economies of scale and that New York Life Investments believes that each proposed Reorganization offers the respective Acquired Portfolio a better opportunity to reach sustainable asset levels for the benefit of shareholders;
•	that each Reorganization is part of a larger initiative to reposition, rationalize and streamline the MainStay Group of Funds, including each Portfolio, in order to reduce duplication among funds, strengthen the fund lineup overall, and generally to offer funds with higher asset levels to potentially benefit shareholders with economies of scale;

•	New York Life Investments’ objective to focus the MainStay Group of Funds’ product offerings in key asset categories and certain core investment strategies in an effort generally to offer fund products with strong investment performance over time;
•	that New York Life Investments intends each Reorganization to qualify as a tax-free reorganization and completion of each Reorganization is conditioned upon receiving an opinion of counsel to that effect, therefore avoiding any federal tax consequences to the shareholders of the respective Acquired Portfolio; and
•	possible alternatives to the Reorganizations, which could include the liquidation of the respective Acquired Portfolios.

With respect to each Reorganization, the Board also acknowledged the future potential benefits to New York Life Investments, including that New York Life Investments’ costs to administer each of the Portfolios may be reduced if the Reorganizations are approved.

In addition to the factors listed above, the Board also considered specific factors with respect to each Reorganization.

Mid Cap Value Reorganization

With respect to the Mid Cap Value Reorganization, the Board also considered the following additional factors:

•	that the Mid Cap Value Portfolio’s investment objectives and strategies are compatible with those of the ICAP Select Equity Portfolio, including the fact that both Portfolios historically have focused on “value” investing and have similar investment objectives, although the two Portfolios have different principal strategies, risks and investment restrictions;
•	that the Board expects current shareholders of the Mid Cap Value Portfolio to benefit from the relevant investment expertise of ICAP, the Subadvisor to the ICAP Select Equity Portfolio, as a result of the Reorganization;
•	that, while recognizing that past performance is not a guarantee of future results, particularly in light of the recent termination of the subadvisor of the Mid Cap Value Portfolio, the performance of the ICAP Select Equity Portfolio, as of April 30, 2009, gross of expenses, outperformed the Mid Cap Value Portfolio over the previous three- and five-year time periods, while underperforming the Mid Cap Value Portfolio over the previous one-year period;

•	that, also while taking into account the recent management changes experienced by the Mid Cap Value Portfolio noted above, the ICAP Select Equity Portfolio has performed better relative to its Lipper(1) peers than the Mid Cap Value Portfolio has performed relative to its Lipper peers over the previous one-, three- and five-year periods;
•	that the ICAP Select Equity Portfolio has a higher management fee than the Mid Cap Value Portfolio;
•	that on a pro forma basis, assuming the Mid Cap Value Reorganization had occurred, the total annual portfolio operating expenses for the combined ICAP Select Equity Portfolio are expected to be higher than both classes of the Mid Cap Value Portfolio;
•	that the Mid Cap Value Portfolio and the ICAP Select Equity Portfolio will each bear one-quarter of the direct expenses and direct transaction costs, including solicitation costs, relating to the Mid Cap Value Reorganization and that New York Life Investments will bear directly the remaining one-half of these costs; and
•	that the Mid Cap Value Portfolio will bear the costs associated with making its portfolio adjustments in anticipation of its Reorganization, including brokerage fees and expenses.

(1)	Lipper Inc. is an independent monitor of mutual fund performance. Results are based on average total returns of similar funds with all dividend and capital-gain distributions reinvested.

Mid Cap Growth Reorganization

With respect to the Mid Cap Growth Reorganization, the Board considered the following additional factors:

•	that the Board’s decision to modify the Mid Cap Growth Portfolio’s investment objective, principal investment strategies, investment process, principal risks and primary benchmark index has resulted in the Mid Cap Growth Portfolio having substantially identical investment objectives, principal investment strategies, investment process, principal risks and primary benchmark index as the Mid Cap Core Portfolio, although the Board also considered the compatibility of the Mid Cap Growth Portfolio’s investment objective, strategies, process, and benchmark index with those of the Mid Cap Core Portfolio prior to these recent modifications;
•	that, while recognizing that past performance is not a guarantee of future results, particularly in light of the facts that the Mid Cap Growth Portfolio recently terminated its subadvisor and experienced changes to its subadvisory arrangements and investment program discussed above, both the Mid Cap Core and Mid Cap Growth Portfolios have strong track records and similar performance relative to their respective Lipper peers;
•	that New York Life Investments believes consolidating these Portfolios to a single mid cap strategy that is a more “core,” or central, investment style may provide shareholders with better investment coverage in the mid cap universe than a “growth” style alone;
•	that the Mid Cap Core Portfolio has a higher management fee than the Mid Cap Growth Portfolio;
•	that on a pro forma basis assuming the Mid Cap Growth Reorganization had occurred, the total annual portfolio operating expenses for the combined Mid Cap Core Portfolio are expected to be higher than all classes of the Mid Cap Growth Portfolio;
•	that the Mid Cap Core Portfolio will bear one-half of the direct expenses and direct transaction costs, including solicitation costs, relating to the Mid Cap Growth Reorganization and that New York Life Investments will bear directly the remaining one-half of these costs; and

•	that the Mid Cap Growth Portfolio will bear the costs associated with making its portfolio adjustments in anticipation of its Reorganization, including brokerage fees and expenses.

Based on the foregoing, the Board determined that the interests of the shareholders of the Acquired Portfolios and of the Acquiring Portfolios will not be diluted as a result of each applicable Reorganization, and that each Reorganization is in the best interests of the participating Portfolios.

Tax Considerations

The Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither the Acquired Portfolios nor their shareholders, nor the Acquiring Portfolio nor its shareholders, are expected to recognize any gain or loss for Federal income tax purposes from the Reorganizations.

As a condition to the closing of each Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP substantially to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

•	each Reorganization will constitute tax-free reorganizations under section 368(a) of the Code;
•	no gain or loss will be recognized by the Acquiring Portfolio upon its receipt of the assets of an Acquired Portfolio in exchange for shares of the Acquiring Portfolio;
•	no gain or loss will be recognized by either Acquired Portfolio upon transfer of its assets to the Acquiring Portfolio in exchange for shares of either Acquiring Portfolio or upon the distribution of shares of the Acquiring Portfolio to the shareholders of the Acquired Portfolio in exchange for their shares of the Acquired Portfolio;
•	no gain or loss will be recognized by shareholders of either Acquired Portfolio upon exchange of their shares of either Acquired Portfolio for shares of the Acquiring Portfolio;
•	the aggregate tax basis of shares of either Acquiring Portfolios received by each shareholder of the Acquired Portfolios pursuant to the Reorganizations will be the same as the aggregate tax basis of the shares of an Acquired Portfolio held by such shareholder immediately prior to the Reorganizations;
•	the holding period of the Acquiring Portfolios’ shares received by each shareholder of an Acquired Portfolio will include the period during which Acquired Portfolio shares exchanged therefor were held by such shareholder, provided that such shares are held as capital assets on the date of the Reorganization;
•	the tax basis of an Acquired Portfolio’s assets acquired by the Acquiring Portfolios will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Reorganization; and
•	the holding period of an Acquired Portfolio’s assets in the hands of the Acquiring Portfolios will include the period during which those assets were held by the Acquired Portfolio.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganizations with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Shareholders should consult their tax advisers regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because this discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganizations.

As of April 30, 2009, each of the Portfolios have accumulated net capital losses and unrealized net capital losses. In general, net capital losses can be utilized to offset capital gains in subsequent years subject to certain limitations in accordance with the Code and are referred to as capital loss carryforwards. Additionally, both the Acquired Portfolios and the Acquiring Portfolios may have further limitations on the utilization of any of the Portfolios’ capital loss carryforward against any built-in unrealized capital appreciation at the time of the Reorganizations.

As of April 30, 2009, (i) Mid Cap Value had capital loss carryforwards of approximately $57 million and additional realized and unrealized net capital losses of approximately $90 million, (ii) Mid Cap Growth had realized and unrealized net capital losses of approximately $46 million, (iii) ICAP Select Equity had capital loss carryforwards of approximately $109 million and additional realized and unrealized net capital losses of approximately $256 million, and (iv) Mid Cap Core had capital loss carryovers of approximately $40 million and approximately $76 million of realized and unrealized net capital losses. Based on the information available on April 30, 2009, it is expected that there would be additional annual limitations on the use of the Mid Cap Value’s capital loss carryforwards as a result of the Reorganizations, there may also be annual limitations on the use of Mid Cap Growth’s capital loss carryforwards and a portion of such loss carryforwards may expire before they are utilized. It should be noted, however, that after the Reorganizations, an Acquired Portfolio’s shareholders would also benefit from their share of capital loss carryforwards and unrealized net capital losses of the Acquiring Portfolio.

Immediately prior to the Reorganizations, the Acquired Portfolios, to the extent necessary, will pay any dividends out of net investment income or distributions of capital gains which, together with all previous distributions, is intended to have the effect of distributing to their shareholders all of their investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of their net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward). This distribution will be taxable to Acquired Portfolio shareholders that are subject to taxation. It is currently anticipated that there will not be a capital gain distribution prior to the Reorganizations.

Expenses of the Reorganizations

New York Life Investments has agreed to bear one-half of the direct expenses relating to each Reorganization, including solicitation costs. With respect to the Mid Cap Growth Reorganization, the remaining one-half will be borne by the Mid Cap Core Portfolio. With respect to the Mid Cap Value Reorganization, the remaining one-half will be borne by the Mid Cap Value Portfolio and the ICAP Select Equity Portfolio equally. New York Life Investments estimates the total cost of the Mid Cap Value Reorganization to be between $156,000 and $181,000 and the total cost of the Mid Cap Growth Reorganization to be between $155,000 and $180,000. Each Acquired Portfolio will bear any costs associated with making its portfolio adjustments in anticipation of its Reorganization, including brokerage fees and expenses.

The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, and expenses of holding one or more shareholder meetings. Costs associated with the portfolio adjustments that would occur between the time of shareholder approval of each Reorganization and the Closing Date will be borne by the applicable Acquired Portfolio. New York Life Investments estimates that the commission rate per share associated with purchases or sales of portfolio securities necessary to effect such portfolio adjustments will be approximately $0.02 in the case of each Acquired Portfolio and that, based on net asset levels as of April 30, 2009, these portfolio adjustment costs will be between 0.12% and 0.16% for the Mid Cap Value Portfolio. In light of the recent modifications to the Mid Cap Growth Portfolio discussed above, it is not expected that there will need to be any significant portfolio adjustments made to the Mid Cap Growth Portfolio as part of the Mid Cap Growth Reorganization. Portfolio adjustment costs may negatively affect performance.

Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

Material Differences in the Rights of Portfolio Shareholders

Each Portfolio is organized as a series of the same Maryland corporation and is governed by the same Articles of Incorporation and Bylaws. As such, there are no material differences in the rights of the Portfolios’ shareholders.

Shares of all of the Portfolios are currently offered to certain Separate Accounts to fund variable annuity policies and variable life insurance policies issued by NYLIAC, and as underlying investments of the Fund’s Asset Allocation Portfolios.

The current prospectus for each Policy describes the Policy and the relationship between changes in the value of shares of the Portfolios and the benefits payable under a Policy.

INFORMATION ABOUT THE MANAGEMENT OF THE PORTFOLIOS

The Board of Directors

The Fund’s Directors oversee the actions of the Manager and Subadvisors, as applicable, and decide the Fund’s general policies. The Board also oversees the Fund’s officers, who conduct and supervise the daily business of the Fund.

The Investment Adviser

New York Life Investments, 51 Madison Avenue, New York, New York 10010, is the investment manager of each Portfolio. New York Life Investments was formed as an independently managed, indirect, wholly-owned subsidiary of New York Life Insurance Company in April 2000. As of May 31, 2009 New York Life Investments, together with its investment management affiliates, managed approximately $234 billion in assets.

In conformity with the stated policies of the Portfolios, New York Life Investments administers each Portfolio’s business affairs and manages the investment operations and composition of each Portfolio, subject to the supervision of the Board of Directors. These advisory services are provided pursuant to the Management Agreement with regard to the Portfolios. New York Life Investments, with the approval of the Board of Directors, may select and employ Subadvisors and, if it does so, New York Life Investments monitors the Subadvisors’ investment programs and results, and coordinates the investment activities of the Subadvisors to help ensure compliance with regulatory restrictions. The Subadvisors, subject to the supervision of New York Life Investments, are responsible for deciding which portfolio securities to purchase and sell for their respective Portfolios and for placing those Portfolios’ portfolio transactions. New York Life Investments pays the fees of each Portfolio’s subadvisor. The Subadvisory Agreements can be terminated by New York Life Investments or by the Board of Directors, in which case the Subadvisors would no longer manage the Portfolio. New York Life Investments retains Subadvisors for each Portfolio subject to this Proxy Statement/Prospectus, as described below.

In addition, New York Life Investments provides administrative services to each of the Portfolios. New York Life Investments provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolios excluding those maintained by the Portfolios’ Custodian and/or Subadvisors. New York Life Investments pays the salaries and expenses of all personnel affiliated with the Portfolios, and all the operational expenses that are not the responsibility of the Portfolios, including the fees paid to the Subadvisor. These administrative services are provided to the Portfolios pursuant to the Management Agreement.

A discussion regarding the basis for the Board of Directors’ prior approval of the Investment Advisory and Subadvisory Agreements of the Fund will be available in the Fund’s Semiannual Report to Shareholders covering the semiannual period ended June 30, 2009.

New York Life Investments makes payments from its own resources to NYLIAC for providing a variety of recordkeeping, administrative, marketing, shareholder support and other services. These arrangements vary among the Portfolios and may amount to payments from New York Life Investments’ own resources that are not expected to exceed 0.25% (exclusive of Rule 12b-1 fees) of the value of Portfolio assets. Payments from New York Life Investments’ own resources do not change the purchase price of shares, the amount of shares that your investment purchases, the value of your shares, or the proceeds of any redemption.

For each of the ICAP Select Equity Portfolio and the Mid Cap Core Portfolio, New York Life Investments has retained the services of a Subadvisor, which, under the supervision of New York Life Investments, is responsible for making the specific decisions about buying, selling and holding securities; selecting brokers and brokerage firms to trade for it; maintaining accurate records; and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms. For these services, the Subadvisors are paid a monthly fee by New York Life Investments, not these Portfolios.

Effective June 29, 2009, New York Life Investments is responsible for the day-to-day portfolio management of the Mid Cap Growth Portfolio and the Mid Cap Value Portfolio. Tony Elavia, who is an officer of both New York Life Investments and Madison Square Investors, an indirect, wholly owned subsidiary of New York Life Investments and a Subadvisor to other funds in the MainStay Group of Funds, serves as the Mid Cap Value Portfolio’s portfolio manager. Harvey Fram and Migene Kim, who are both officers of New York Life Investments and Madison Square Investors, serve as the Mid Cap Growth Portfolio’s portfolio manager.

The Fund and the Manager have applied for and obtained an exemptive order from the SEC that permits the Manager greater flexibility than is currently provided by the 1940 Act to retain investment subadvisors and modify investment subadvisory arrangements. Under the exemptive order, the Manager will continue to provide or oversee the provision of portfolio management services to the Fund and the Portfolios by one or more investment subadvisors, but would have the additional flexibility to retain investment subadvisors and materially modify investment subadvisory agreements without shareholder approval, as is currently required by the 1940 Act. This authority is subject to certain conditions. Each Portfolio would notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. Shareholders of the Portfolios have approved the manager-of-managers arrangement.

Subadvisors

Each Subadvisor is employed by New York Life Investments, subject to approval by the Board of Directors, and, where required, the shareholders of the applicable Portfolio. New York Life Investments recommends Subadvisors to the Fund’s Board of Directors based upon its continuing quantitative and qualitative evaluation of the Subadvisor’s skill in managing assets using specific investment styles and strategies.

Each subadvisor has discretion to purchase and sell securities for the assets of its respective Portfolio in accordance with that Portfolio’s investment objectives, policies and restrictions. Although the Subadvisors are subject to general supervision by the Fund’s Board of Directors and New York Life Investments, these parties do not evaluate the investment merits of specific securities transactions.

Madison Square Investors, whose principal place of business is 1180 Avenue of the Americas, New York, New York, 10036, serves as the Subadvisor to the Mid Cap Core Portfolio. The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of New York Life Investments. Madison Square Investors is an indirect, wholly-owned subsidiary of New York Life. As of May 31, 2009, Madison Square Investors managed approximately $10.1 billion in assets.

ICAP, whose principal place of business is 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606, is the Subadvisor to the ICAP Select Equity Portfolio. ICAP is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, a subsidiary of New York Life and an affiliate of New York Life Investments. As of May 31, 2009, ICAP managed approximately $12.7 billion in assets.

For providing these services to the Mid Cap Core Portfolio, Madison Square Investors is paid an annual fee of 0.425% of the daily net assets up to $1 billion and 0.40% of assets in excess of $1 billion. For providing these services to the ICAP Select Equity Portfolio, ICAP is paid an annual fee of 0.40% of the daily net assets up to $250 million; 0.375% of the assets from $250 million to $1 billion; and 0.37% of assets in excess of $1 billion.

Advisory and Subadvisory Fees

The following table describes the annual advisory fees currently paid to New York Life Investments by the Portfolios and the annual subadvisory fees paid by New York Life Investments to the subadvisors to the ICAP Select Equity Portfolio and the Mid Cap Core Portfolio, with respect to these Portfolios.

Fund	Investment Manager	Effective Fee Rate Paid to Investment Manager for the Period Ended December 31, 2008(1)	Current Subadvisor(s)	Effective Fee Rate Received by Current Subadvisor for the Period Ended December 31, 2008
Mid Cap Value Portfolio	New York Life Investments	0.70%	None	N/A(2)
ICAP Select Equity Portfolio	New York Life Investments	0.72%	ICAP	0.37%
Mid Cap Growth Portfolio	New York Life Investments	0.75%	None	N/A(3)
Mid Cap Core Portfolio	New York Life Investments	0.85%	Madison Square Investors	N/A(4)

(1)	Please see the footnotes to the fee tables in the “Comparison of Fees and Expenses” section of this Proxy Statement/Prospectus for more information.
(2)	MacKay Shields served as the subadvisor to the Mid Cap Value Portfolio during the period ended December 31, 2008. The effective fee rate paid to MacKay Shields for the period ended December 31, 2008 was 0.350%.
(3)	MacKay Shields served as the subadvisor to the Mid Cap Growth Portfolio during the period ended December 31, 2008. The effective fee rate paid to MacKay Shields for the period ended December 31, 2008 was 0.375%.
(4)	Prior to January 1, 2009, New York Life Investments managed the Mid Cap Core Portfolio directly without the use of a subadvisor.

Portfolio Managers of the Acquiring Portfolios

New York Life Investments or the Subadvisor to a Portfolio, as applicable, uses a team of portfolio managers and analysts acting together to manage the applicable Portfolio’s investments. The senior member or members of each Portfolio’s management team who are solely or jointly and primarily responsible for each Portfolio’s day-to-day management are set forth below. Additional information regarding the portfolio managers’

compensation, other accounts managed by these portfolio managers and their ownership of shares of the Portfolios each manages is available in the Portfolios’ SAI.

Jerrold K. Senser and Thomas R. Wenzel of the ICAP Select Equity Portfolio

Jerrold K. Senser, CFA Mr. Senser serves as Chief Executive Officer and Chief Investment Officer of ICAP. As CEO and CIO, Mr. Senser heads the investment committee and is the lead portfolio manager for all of ICAP’s investment strategies. Previously, Mr. Senser served as Executive Vice President of ICAP and was a senior member of the investment committee from March 1993 to July 2007. Mr. Senser has been with the firm since 1986. Mr. Senser graduated with a BA in economics from the University of Michigan, and an MBA from the University of Chicago. He is a CFA charterholder. Prior to joining ICAP, Mr. Senser spent seven years at Stein Roe & Farnham as an associate involved in economic and fixed-income analysis. He began his career at Data Resources, Inc., an economic consulting firm.

Thomas R. Wenzel, CFA Mr. Wenzel has served as Executive Vice President and Director of Research for ICAP since 2006 and is a senior member of ICAP’s investment committee. Mr. Wenzel has served as a lead portfolio manager for all of ICAP’s investment strategies since 2007. As a 7-year veteran of the firm, Mr. Wenzel also leads the firm’s investment research with particular emphasis on the financial sector. At the University of Wisconsin-Madison, he participated in the applied security analysis and investment management program and earned a BA in economics and an MBA. He is a CFA charterholder. Before joining ICAP in 1992, he served as a senior equity analyst at Brinson Partners for six years.

Harvey Fram and Migene Kim of the Mid Cap Core Portfolio

Harvey Fram, CFA Mr. Fram has managed the MainStay VP Common Stock Portfolio since 2004 and the MainStay VP Mid Cap Core Portfolio since inception. Mr. Fram is currently a Director at Madison Square Investors. Prior to joining New York Life Investments’ Equity Investors Group in 2000, Madison Square Investors’ predecessor, Mr. Fram was a Portfolio Manager and Research Strategist at Monitor Capital Advisors LLC (a former subsidiary of New York Life Investments). Mr. Fram is responsible for the management of quantitative equity portfolios. Prior to joining Monitor, he was a quantitative equity research analyst at ITG, a technology based equity brokerage firm. Mr. Fram was awarded his Chartered Financial Analyst (CFA) designation in 1999 and has an MBA from the Wharton School at the University of Pennsylvania.

Migene Kim, CFA Ms. Kim has managed the MainStay VP Common Stock Portfolio since 2007, and the MainStay VP Mid Cap Core Portfolio since September 2008. Prior to joining New York Life Investments’ Equity Investors Group in 2005, Madison Square Investors’ predecessor, Ms. Kim spent seven years as a quantitative research analyst at INVESCO’s Structured Products Group. She started her career as an analyst at the Market Risk Management Group of Chase Manhattan Bank in 1993. Ms. Kim earned her MBA in Financial Engineering from MIT Sloan School of Management and is a summa cum laude graduate in Mathematics from the University of Pennsylvania where she was elected to Phi Beta Kappa. Ms. Kim is also a CFA charterholder.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Information about each Portfolio’s principal investments, investment practices and principal risks appears at the beginning of this Proxy Statement/Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to one or more Portfolios.

Additional information about the investment practices of the Portfolios and risks pertinent to these practices is included in the SAI.

American Depositary Receipts (“ADRs”)

Certain Portfolios may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Securities

Certain Portfolios may invest in derivative securities, or “derivatives.” The value of derivative securities is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices and include options, futures, options on futures and swap agreements. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivative securities may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the

Subadvisor is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss. When using derivatives, there is a risk that a Portfolio will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract.

As investment companies registered with the SEC, the Portfolios must “cover” open positions with respect to certain kinds of derivatives instruments.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded in markets outside the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems.

Many of the foreign securities in which the Portfolios invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Portfolios’ assets. However, a Portfolio may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See “Risk Management Techniques” below.

Illiquid and Restricted Securities.

A Portfolio’s investments may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell. Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws. Illiquid securities are securities that have no ready market.

Initial Public Offerings

Certain Portfolios may invest in securities that are made available in initial public offerings (IPOs). IPO securities may be volatile, and the Portfolios cannot predict whether investments in IPOs will be successful. As a Portfolio grows in size, the positive effect of IPO investments on the Portfolio may decrease.

Investment Policies and Objectives

For some of the Portfolios the discussion of Principal Investment Strategy states that the relevant Portfolio normally invests at least 80% of its assets in a particular type of investment. For these purposes “assets” means the Portfolio’s net assets plus any borrowings for investment purposes. Under normal circumstances, the 80% requirement must be complied with at the time the Portfolio invests its assets. A Portfolio, which, under normal circumstances, no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, would not have to sell its holdings but would have to make any new investments in such a way as to bring the Portfolio more into compliance with the 80% requirement. Where other than normal circumstances exist, a Portfolio would not be subject to such constraints on new investments.

When the discussion states that a Portfolio invests primarily in a certain type or style of investment, this means that under normal circumstances the Portfolio will invest at least 65% of its assets, as described above, in that type or style of investment. Unless otherwise stated, each Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval.

Investments in Technology Sector

Certain Portfolios intend to invest in competitive sectors of the economy, such as the technology sector. When investing in such sectors, the Portfolios may invest in companies that are exposed to the risk of increased competition and rapidly changing technology, which can result in the obsolescence of a product or technology.

Lending of Portfolio Securities

Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Directors. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager or the Subadvisors, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Portfolio does during the year. Due to their trading strategies, some of the Portfolios may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Portfolio is found in the Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. A Portfolio with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Portfolios).

Real Estate Investment Trusts (“REITS”)

Certain Portfolios may invest in REITs. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Risk Management Techniques

Various techniques can be used to increase or decrease a Portfolio’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of their portfolios of investments. For example, to gain exposure to a particular market, a Portfolio may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as “hedging.” If the Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, each Portfolio may invest outside the scope of its principal investment strategies. Under such conditions, a Portfolio may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such conditions, a Portfolio may invest without limit in cash or money market and other investments.

PURCHASE AND REDEMPTION OF SHARES

Fair Valuation, Market Timing, and Portfolio Holdings Disclosure

Determining the Portfolios’ Share Prices (NAV) and the Valuation of Securities

Shares in each of the Portfolios are offered to and are redeemed by the Separate Accounts at price equal to their respective net asset value, or NAV, per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolios’ shares.

Each Portfolio generally calculates the value of its investments (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern time) every day the Exchange is open. The NAV per share for a class of shares is determined by dividing the value of a Portfolio’s net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Portfolio’s investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Portfolio’s securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager, in consultation with the Subadvisor, where applicable, deems that a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. The NAV of a Portfolio’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund’s Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under limited circumstances (e.g., for thinly-traded securities where the market quotation is deemed unreliable, in response to security trading halts, or when an exchange closes early or does not open.) Certain Portfolios of the Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Fund’s fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Portfolio’s investment strategies or negatively impact Portfolio performance. For example, the Manager or a Portfolio’s Subadvisor might have to maintain more of a Portfolio’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. Shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term Owners.

The Fund is not intended to be used as a vehicle for short-term trading, and the Fund’s Board of Directors has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of each Portfolio’s shares in order to protect long-term Owners of the Fund. Each Portfolio of the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase, exchange or transfer order for any reason.

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Fund to monitor transfers made by the Owners in separate accounts maintained by New York Life Insurance and Annuity Corporation (“NYLIAC”) is limited by the omnibus nature of these accounts. The Fund does not maintain data regarding individual Owners’ transactions. The Fund’s policy is that the Portfolios must rely on NYLIAC to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. In situations in which the Fund becomes aware of possible market timing activity, it will notify NYLIAC in order to help facilitate the enforcement of its market timing policies and procedures. The Fund reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from NYLIAC that the Fund determines not to be in the best interest of the Portfolios. Owners should refer to the product prospectus for a description of the methods that NYLIAC may utilize to monitor and detect excessive or frequent trading in Portfolio shares. NYLIAC or the Fund may modify their procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the prevention or detection of excessive or frequent trading or to address specific circumstances. In certain cases, these procedures may be less restrictive than the Portfolios’ procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Portfolios’ Chief Compliance Officer that such investment programs and strategies are consistent with the Portfolios’ objective of avoiding disruption due to market timing.

While NYLIAC and the Fund discourage excessive short-term trading, there is no assurance that they will be able to detect all market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. Neither NYLIAC nor the Fund has any arrangements to permit or accommodate frequent or excessive short-term trading.

In accordance with the requirements of Rule 22c-2 under the Investment Company Act of 1940, NYLIAC, New York Life Investments and the Fund have entered into an information sharing agreement that will provide the Fund access to shareholder identification and transaction information upon request.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of each of the Portfolio’s portfolio securities holdings is available in the Fund’s SAI. The Fund will publish quarterly a list of each Portfolio’s ten largest holdings and publish monthly a complete schedule of each Portfolio’s portfolio holdings on the internet at mainstayinvestments.com. You may also obtain this information by calling toll-free 800-598-2019. Disclosure of each Portfolio’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month (15 days for Portfolios subadvised by ICAP). In addition, disclosure of each Portfolio’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolios’ quarterly top ten holdings informa tion is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

TAXES, DIVIDENDS AND DISTRIBUTIONS

Taxes

Each Portfolio intends to elect and to qualify to be taxed as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If each Portfolio qualifies as a “regulated investment company” and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the Separate Accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each Separate Account’s proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Since the shareholders of the Fund will be Separate Accounts and the Asset Allocation Portfolios, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the prospectus for the Policy.

Dividends and Distributions

Each Portfolio declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio will begin to earn dividends on the first business day after the shareholder’s purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following declaration of the dividend. Each Portfolio will distribute its net long-term capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. The Portfolios may declare an additional distribution of investment income and capital gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board of the Fund to be used at the Special Meeting.

This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Acquired Portfolios on or about September 3, 2009. Only shareholders of record as of the close of business on July 27, 2009 (the “Record Date”) will be entitled to notice of, and to vote at, the Special Meeting.

Voting of Proxies

If you attend the Special Meeting you may vote in person. If you do not plan to attend the Special Meeting, please cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.

You may also authorize your proxy on the Internet or by touch-tone telephone. These options require you to input a control number, which is located on each proxy card. After inputting the control number, you will be prompted to authorize your proxy on the applicable Reorganization. You will have an opportunity to review your authorization and make any necessary changes before submitting your authorization and terminating your telephone call or Internet connection.

Timely and properly completed and submitted proxies will be voted as instructed by Policy Holders. A Policy Holder who executes and returns a proxy may revoke the proxy at any time prior to the date the proxy is to be exercised by (1) delivering to the Fund written notice of the revocation at the address on the cover of this Proxy Statement/Prospectus, (2) delivering to the Fund a proxy with a later date, or (3) attending and voting in person at the Special Meeting.

Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the event a shareholder signs and returns the proxy but does not indicate his or her vote as to a Reor ganization, such proxy will be voted FOR the proposed Reorganization and in the discretion of the proxy holder with regard to any other proposal.

Quorum Requirements

A quorum of shareholders is necessary to hold a valid meeting and to consider the Reorganizations. The holders of a majority of the outstanding shares entitled to vote on the Record Date present, in person or by proxy, at the Special Meeting shall constitute a quorum. As the majority record owner of the Acquired Portfolios’ shares, NYLIAC’s presence at the Special Meeting constitutes a quorum.

Votes Necessary to Approve Each Reorganization

Approval of each Reorganization requires an affirmative vote of a “majority of the outstanding voting securities” of the applicable Acquired Portfolio, which is defined in the 1940 Act as the lesser of: (1) 67% of the shares of the Acquired Portfolio present at the Special Meeting if the holders of more than 50% of the outstanding shares of the Acquired Portfolio are present; or (2) more than 50% of the outstanding shares of the Acquired Portfolio. NYLIAC, as the holder of record of all shares of the Portfolios, is required to “pass through” to the appropriate Policy Owners the right to vote shares of the respective Acquired Portfolios.

The Fund expects that NYLIAC will vote 100% of the shares of the Acquired Portfolios held by its respective separate account(s) in accordance with instructions received from its Policy owners. NYLIAC will vote shares of the Acquired Portfolios for which no instructions have been received from its Policy Owners, or for which it is not otherwise entitled to vote in its discretion, in the same proportion as it votes shares for which it has received instructions or is otherwise entitled to vote. No minimum number of voting instructions from Policy Owners is required before NYLIA may vote the shares for which no voting instructions have been received.

As noted earlier, the Fund’s Asset Allocation Portfolios may invest in and own shares of the Acquired Portfolios. In that event, the Asset Allocation Portfolios’ subadvisor, Madison Square Investors and/or its affiliates have the discretion to vote some of the Acquired Portfolios’ shares on the Reorganizations. The Fund has been advised by Madison Square Investors that these shares will be voted pursuant to established policies and procedures designed to address potential conflicts of interest.

Abstentions will have the effect of a negative vote on a Reorganization. Properly executed but unmarked voting instructions from Policy Owners will be voted in favor of a Reorganization. The Fund may adjourn the Special Meeting to the extent permitted by law and the organizational documents of the Fund for any reason, including to permit NYLIAC to obtain additional voting instructions from Policy Owners.

All outstanding shares of the Acquired Portfolios and the Acquiring Portfolios are owned of record, in the aggregate, by VUL Separate Account I, CSVUL Separate Account I, NYLIAC Variable Annuity Separate Account I, NYLIAC Variable Annuity Separate Account II, NYLIAC Variable Annuity Separate Account III and NYLIAC Variable Annuity Separate Account IV, and by the Fund’s asset allocation portfolios, including MainStay VP Growth Allocation Portfolio, MainStay VP Moderate Allocation Portfolio and MainStay VP Moderate Growth Allocation Portfolio. As of the Record Date, there were 36,973,360.533 shares outstanding of the Mid Cap Value Portfolio, 24,261,171.155 shares outstanding of the Mid Cap Growth Portfolio, 74,515,554.178 shares outstanding of the ICAP Select Equity Portfolio, and 30,493,465.31 shares outstanding of the Mid Cap Core Portfolio. Policy Owners, as of the Record Date, are entitled to one vote for each full share held and fractional votes for fractional shares held in the respective Acquired Portfolios through their Policy or Policies.

Adjournments

If a quorum is not present at the Special Meeting, if a quorum is present but sufficient votes to approve the Reorganizations have not been received at the time of the Special Meeting, or for any other reason permitted by law and the Fund’s organizational documents, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of votes. The persons named as proxies will vote in favor of adjournment with respect to those proxies that have been voted in favor of the Reorganization(s) and will vote against any such adjournment with respect to those proxies which have been voted against the Reorganization(s).

Payment of Solicitation Expenses

New York Life Investments has agreed to bear one-half of the direct expenses related to each Reorganization, including costs of solicitation of proxies and voting instructions. The remaining one-half of the direct expenses relating to the Reorganizations will be borne by (1) the Mid Cap Core Portfolio with respect to the Mid Cap Growth Reorganization and (2) the Mid Cap Value Portfolio and the ICAP Select Equity Portfolio equally with respect to the Mid Cap Value Reorganization. New York Life Investments estimates the total costs to be between $156,000 and $181,000, including between $56,000 and $66,000 in proxy solicitation expenses, with respect to the Mid Cap Growth Reorganization, and $155,000 and $180,000, including between $55,000 and $65,000 in proxy solicitation expenses, with respect to the Mid Cap Value Reorganization. The Acquired Portfolios have retained Computershare Fund Services to provide proxy solicitation services in connection with the Special Meeting. Proxies will be solicited via regular mail and also may be solicited via telephone, e-mail or other personal contact by personnel of New York Life Investments, NYLIAC, or other affiliates, or, in New York Life Investments’ discretion, a commercial firm retained for this purpose.

Other Matters to Come Before the Special Meeting

The Acquired Portfolios do not know of any matters to be presented at the Special Meeting other than those described in this Prospectus/Proxy Statement. If any other matters come before the Special Meeting, including any proposal to adjourn the Special Meeting to permit the continued solicitation of proxies in favor of each Reorganization or for any other reason permitted by law and the organizational documents of the Fund, it is the Portfolios’ intention that proxies not containing specific restrictions to the contrary will be voted on such matters in the discretion of the persons named in the enclosed proxy.

Future Shareholder Proposals

A Policy Owner may request inclusion in the Fund’s Proxy Statement and proxy card for shareholder meetings certain proposals for action which the Policy Owner intends to introduce at such meeting. Any Policy Owner proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to Policy Owners. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Fund is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Fund’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. A Policy Owner wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send his or her written proposals to the Secretary of the Fund, 51 Madison Avenue, New York, New York 10010.

OTHER INFORMATION

Financial Highlights

The fiscal year end of the Portfolios is December 31. The financial highlights of the Acquiring Portfolios contained in Exhibit C have been derived from financial statements audited by PricewaterhouseCoopers LLP, the Portfolios’ independent registered public accounting firm.

Form of Organization

The Portfolios are diversified series of the Fund, an open-end management investment company organized as a Maryland corporation. The Fund is governed by a Board of Directors consisting of eight members, seven of which are not “interested persons” of the Fund as defined in the 1940 Act. For more information on the history of the Portfolios, please see the Portfolios’ SAI.

Distributor

NYLIFE Distributors LLC (“NYLIFE Distributors”), whose address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is the distributor for the Portfolios.

Service Class shares for each Portfolio are subject to a Distribution and Service Plan (the “12b-1 Plan”) pursuant to which each Portfolio pays NYLIFE Distributors, for services rendered under the Plan, a distribution or service fee at the annualized rate of 0.25% of the average daily net assets of the Portfolios’ Service Class shares (the “12b-1 Fee”). The 12b-1 Fee will be used to compensate financial institutions and organizations, such as NYLIAC, for servicing shareholder accounts and for services in connection with any activities or expenses primarily intended to result in the sale of the Service Class shares of the Portfolios. Because the 12b-1 Fee is an on-going fee charged against the assets of the Portfolio, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

NYLIFE Securities (the “Affiliated Broker”) may act as broker for the Portfolios. In order for the Affiliated Broker to effect any portfolio transactions for the Portfolios on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Affiliated Broker to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Portfolios will not deal with the Affiliated Broker in any portfolio transactions in which the Affiliated Broker acts as principal.

Representatives of NYLIFE Securities, who solicit sales of the variable annuity products that invest in the Portfolios, may receive sales support from consultants employed by NYLIAC, who are also registered representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation (by New York Life Investments, not the Fund) based on the proportion of initial premiums paid for the variable annuity product that is allocated to the Portfolios of the Fund.

Custodian

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Custodian for each Portfolio’s assets. State Street also provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily net asset values of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios’ respective net asset values, and assisting New York Life Investments in conducting various aspects of the Portfolios’ administrative operations. State Street also holds the Portfolios’ foreign assets. For providing these services, State Street is compensated by New York Life Investments.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, has been selected as independent registered public accounting firm of the Fund. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Portfolios. Representatives of PricewaterhouseCoopers LLP are not expected to be present at the Special Meeting, but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

Shareholder Reports

The Fund will furnish, without charge, to any Policy Owner, upon request, a printed version of the Portfolio’s most recent annual report (and the most recent semiannual report succeeding the annual report). Such requests may be directed to the Fund by writing New York Life Insurance and Annuity Corporation, Attn: Mainstay VP Series Fund, Inc. (MainStay VP ICAP Select Equity Portfolio and/or Mainstay VP Mid Cap Core Portfolio), 51 Madison Avenue, Room 452, New York, New York 10010, or by calling toll-free 800-598-2019. The financial statements included in the Portfolio’s most recent annual report (and the most recent semiannual report succeeding the annual report) are incorporated by reference in this Proxy Statement.

Information Requirements

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Portfolios can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. The SEC maintains an Internet website (at http://www.sec.gov), which contains other information about the Portfolios.

Beneficial Share Ownership of Directors and Officers

As of the Record Date, the Directors and officers of the Fund, as a group, beneficially owned less than 1% of the outstanding shares of each class of each Acquired or Acquiring Portfolios.

Beneficial Share Ownership of Shareholders

As of the Record Date, the following persons owned of record or beneficially 5% or more of the Initial Class and Service Class of shares of the Portfolios. Any entity that owned 25% or more of the outstanding shares of a Portfolio may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act:

INITIAL CLASS SHARES

NAME OF PORTFOLIO	NYLIAC Variable Annuity Separate Account II	NYLIAC Variable Annuity Separate Account III	NYLIAC VUL Separate Account I	NYLIAC CSVUL Separate Account I	MainStay VP Growth Allocation Portfolio	MainStay VP Moderate Allocation Portfolio	MainStay VP Moderate Growth Allocation Portfolio
Mid Cap Value Portfolio	5.2%	40.1%	18.5%	33.0%	—	—	—
ICAP Select Equity Portfolio	6.5%	31.4%	15.9%	26.6%	—	—	5.3%
Mid Cap Growth Portfolio	5.2%	40.1%	18.5%	33.0%	—	—	—
Mid Cap Core Portfolio	—	21.8%	16.9%	24.4%	6.3%	8.2%	12.7%

SERVICE CLASS SHARES

NAME OF PORTFOLIO	NYLIAC Variable Annuity Separate Account III	NYLIAC Variable Annuity Separate Account IV
Mid Cap Value Portfolio	73.3%	26.7%
ICAP Select Equity Portfolio	63.6%	36.4%
Mid Cap Growth Portfolio	73.3%	26.7%
Mid Cap Core Portfolio	64.04%	36.0%

*	The address for each separate account is 51 Madison Avenue, New York, New York 10010

As of the Record Date, NYLIAC was not aware of any Policy Owner that beneficially owned more than 5% of a class of shares of any of the Portfolios.

Capitalization

The following tables show the capitalization of the Portfolios as of December 31, 2008, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

Mid Cap Value Reorganization

As of December 31, 2008
NET ASSETS	Mid Cap Value Portfolio	ICAP Select Equity Portfolio	Pro Forma Adjustments(a)	ICAP Select Equity Portfolio Pro Forma Combined After Reorganization
Initial Class	$141,082,825	$456,377,235	(49,350)	$597,410,710
Service Class	$119,009,628	$198,591,938	(41,628)	$317,559,938

NET ASSET VALUE PER SHARE	Mid Cap Value Portfolio	ICAP Select Equity Portfolio	Pro Forma Adjustments	ICAP Select Equity Portfolio Pro Forma Combined After Reorganization
Initial Class	$6.56	$8.41	—	$8.41
Service Class	$6.53	$8.36	—	$8.36

SHARES OUTSTANDING	Mid Cap Value Portfolio	ICAP Select Equity Portfolio	Pro Forma Adjustments(b)	ICAP Select Equity Portfolio Pro Forma Combined After Reorganization
Initial Class	21,519,550	54,245,887	(4,749,815)	71,015,622
Service Class	18,229,273	23,768,632	(3,998,651)	37,999,254

(a)	Reflects the adjustments for the cost of the Reorganization.
(b)	Reflects share adjustments, net of retired shares of MainStay Mid Cap Value Portfolio.

Mid Cap Growth Reorganization

As of December 31, 2008
NET ASSETS	Mid Cap Growth Portfolio	Mid Cap Core Portfolio	Pro Forma Adjustments(a)	Mid Cap Core Portfolio Pro Forma Combined After Reorganization
Initial Class	$77,905,080	$108,881,650	(38,411)	$186,748,319
Service Class	$104,735,922	$91,805,124	(51,640)	$196,489,406

NET ASSET VALUE PER SHARE	Mid Cap Growth Portfolio	Mid Cap Core Portfolio	Pro Forma Adjustments	Mid Cap Core Portfolio Pro Forma Combined After Reorganization
Initial Class	$7.48	$7.07	—	$7.07
Service Class	$7.36	$7.02	—	$7.02

SHARES OUTSTANDING	Mid Cap Growth Portfolio	Mid Cap Core Portfolio	Pro Forma Adjustments(b)	Mid Cap Core Portfolio Pro Forma Combined After Reorganization
Initial Class	10,409,758	15,402,665	603,915	26,416,338
Service Class	14,238,947	13,072,049	673,344	27,984,340

(a)	Reflects the adjustments for the cost of the Reorganization.
(b)	Reflects share adjustments, net of retired shares of MainStay Mid Cap Growth Portfolio.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

The Board of Directors of MainStay VP Series Fund, Inc., a Maryland corporation (the “Board”), deems it advisable that MainStay VP [•] Portfolio (the “Acquiring Portfolio”), a series of MainStay VP Series Fund, Inc., and MainStay VP [•] Portfolio (the “Acquired Portfolio”), also a series of MainStay VP Series Fund, Inc., engage in the reorganization described below.

This agreement is intended to be and is adopted as a plan of reorganization and liquidation (the “Plan”) within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Initial and Service Class shares of common stock of the Acquiring Portfolio (“Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are each a series of an open-end, registered investment company of the management type and the Acquired Portfolio owns securities that generally are assets of the character in which the Acquiring Portfolio is permitted to invest;

WHEREAS, the Board of Directors of MainStay VP Series Fund, Inc. has determined, with respect to the Acquiring Portfolio, that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of MainStay VP Series Fund, Inc. has also determined, with respect to the Acquired Portfolio, that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio and the Acquired Portfolio separately, hereby covenants and agrees as follows:

1.	Transfer of Assets of the Acquired Portfolio to the Acquiring Portfolio in Exchange for Acquiring Portfolio Shares, the Assumption of all of the Acquired Portfolio’s Liabilities and the Liquidation of the Acquired Portfolio

1.1 Subject to the requisite approval of the Acquired Portfolio’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Initial and Service Class Acquiring Portfolio Shares, determined by dividing the value of the Acquired Portfolio’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2 The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the Closing Date (collectively, “Assets”).

1.3 The Acquired Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date (“Acquired Portfolio Shareholders”), on a pro rata basis within that class, the Acquiring Portfolio Shares of the corresponding class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Initial and Service Class Acquiring Portfolio Shares to be so credited to Initial and Service Class Acquired Portfolio’ Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of common stock of the Acquired Portfolio (“Acquired Portfolio Shares”) of the corresponding class owned by Acquired Portfolio Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be redeemed and canceled on the books of the Acquired Portfolio, although share certificates representing interests in Initial and Service Class shares of the Acquired Portfolio will represent a number of the corresponding class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Portfolio shall not issue certificates representing the Initial and Service Class Acquiring Portfolio Shares in connection with such exchange.

1.5 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio. Shares of the Acquiring Portfolio will be issued in the manner described in the Acquiring Portfolio’s current prospectus.

1.6 Any reporting responsibility of the Acquired Portfolio, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“SEC”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio up to and including the Closing Date.

2.	Valuation

2.1 The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Portfolio, and valuation procedures established by the Acquired Portfolio’s Board.

2.2 The net asset value of an Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional information, each as may be supplemented, and valuation procedures established by the Acquiring Portfolio’s Board.

2.3 The number of the Initial and Service Class Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Initial and Service Class Acquired Portfolio Shares, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same class, determined in accordance with paragraph 2.2.

2.4 All computations of value shall be made by New York Life Investment Management LLC (“New York Life Investments”) and shall be subject to review by each Portfolio’s valuation committee and by each Portfolio’s independent accountants.

3.	Closing and Closing Date

3.1 The Closing Date shall be [November 20, 2009] or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Plan (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. Eastern time. The Closing shall be held at the offices of the Portfolios or at such other time and/or place as the parties may agree.

3.2 MainStay VP Series Fund, Inc. shall direct State Street Bank and Trust Company as custodian for the Acquired Portfolio (“Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Port folio within two business days prior to or on the Closing Date. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Portfolio, which Custodian also serves as the custodian for the Acquiring Portfolio. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Portfolio as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s Assets deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3 MainStay VP Series Fund, Inc. shall direct New York Life Insurance and Annuity Corporation (“NYLIAC”), in its capacity as agent for the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Initial and Service Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver to the Secretary of the Acquired Portfolio prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Portfolio Shares will be credited to the Acquired Portfolio on the Closing Date, or provide other evidence satisfactory to the Acquired Portfolio as of the Closing Date that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s accounts on the books of the Acquiring Portfolio. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Boards, accurate appraisal of the value of the net assets of the Acquired Portfolio or the Acquiring Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations and Warranties

4.1 Except as has been fully disclosed to the Acquiring Portfolio in a written instrument executed by an officer of MainStay VP Series Fund, Inc., MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio, as follows:

(a) The Acquired Portfolio is duly organized as a series of MainStay VP Series Fund, Inc., which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under MainStay VP Series Fund, Inc.’s Articles of Incorporation and By-Laws, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted; and

(b) MainStay VP Series Fund, Inc. is a registered investment company classified as a management company of the open-end type, and its registration with the SEC as an investment company under the 1940 Act, and the registration of Initial and Service Class Acquired Portfolio Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f) MainStay VP Series Fund, Inc. is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of its Articles of Incorporation or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Portfolio (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio dated December 31, 2008 have been audited by PricewaterhouseCoopers LLP (“PwC”), independent accountants, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since December 31, 2008, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Portfolio Shares due to declines in market values of securities held by the Acquired Portfolio, the discharge of the Acquired Portfolio’s liabilities, or the redemption of the Acquired Portfolio’s shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulation Section 1.817-5 thereunder;

(m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay VP Series Fund, Inc. and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of NYLIAC, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio’s shares;

(n) The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Plan will constitute a valid and binding obligation of MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2 Except as has been fully disclosed to the Acquired Portfolio in a written instrument executed by an officer of MainStay VP Series Fund, Inc., MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio, as follows:

(a) The Acquiring Portfolio is duly organized as series of MainStay VP Series Fund, Inc., which is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation and By-Laws to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) MainStay VP Series Fund, Inc. is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Initial and Service Class Acquiring Portfolio Shares under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of MainStay VP Series Fund, Inc.’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Portfolio’s knowledge, threatened against MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of its business. MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio’s business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio dated December 31, 2008 have been audited by PwC, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since December 31, 2008, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio’s shares due to declines in market values of securities held by the Acquiring Portfolio, the discharge of the Acquiring Portfolio’s liabilities, or the redemption of the Acquiring Portfolio’s shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulation Section 1.817-5 thereunder;

(l) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay VP Series Fund, Inc. and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring

Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m) The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, and this Plan will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Initial and Service Class Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable by the Acquiring Portfolio;

(o) The information to be furnished by the Acquiring Portfolio for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Portfolio and the Acquiring Portfolio Shares, will, from the effective date of the Registration Statement through the date of the Special Meeting of Shareholders of the Acquired Portfolio contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.	Covenants of the Acquiring Portfolio and the Acquired Portfolio

5.1 The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 MainStay VP Series Fund, Inc. will call a Special Meeting of the Shareholders of the Acquired Portfolio to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Portfolio covenants that the Initial and Service Class Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4 The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5 Subject to the provisions of this Plan, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6 The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 (“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting of the Shareholders of the Acquired Portfolio to consider approval of this Plan and the transactions contemplated herein.

5.7 As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its respective shareholders consisting of the Initial and Service Class Acquiring Portfolio Shares received at the Closing.

5.8 The Acquiring Portfolio and the Acquired Portfolio shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.9 MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) MainStay VP Series Fund, Inc.’s, on behalf of the Acquired Portfolio, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) MainStay VP Series Fund, Inc.’s, on behalf of the Acquiring Portfolio, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Plan.

5.10 The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	Conditions Precedent to Obligations of the Acquired Portfolio

The obligations of MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at MainStay VP Series Fund, Inc.’s election, to the performance by MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2 MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in the name of the Acquiring Portfolio by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to MainStay VP Series Fund, Inc., and dated as of the Closing Date, to the effect that the representations and warranties of MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as MainStay VP Series Fund, Inc. shall reasonably request;

6.3 MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4 The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Initial and Service Class Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	Conditions Precedent to Obligations of the Acquiring Portfolio

The obligations of MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at MainStay VP Series Fund, Inc.’s election, to the performance by MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 MainStay VP Series Fund, Inc. shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of MainStay VP Series Fund, Inc.;

7.3 MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Portfolio a certificate executed in the name of the Acquired Portfolio by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as MainStay VP Series Fund, Inc. shall reasonably request;

7.4 MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5 The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Initial and Service Class Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6 The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	Further Conditions Precedent to Obligations of the Acquiring Portfolio and the Acquired Portfolio

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, or MainStay VP Series Fund, Inc., on behalf of the Acquiring Portfolio, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1 The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of MainStay VP Series Fund, Inc.’s Articles of Incorporation and By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, MainStay VP Series Fund, Inc., on behalf of either the Acquired Portfolio or the Acquiring Portfolio, respectively, may not waive the conditions set forth in this paragraph 8.1;

8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to MainStay VP Series Fund, Inc.’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by MainStay VP Series Fund, Inc. to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5 The parties shall have received the opinion of counsel to MainStay VP Series Fund, Inc., on behalf of the Acquired Portfolio, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to MainStay VP Series Fund, Inc. of representations it shall request of MainStay VP Series Fund, Inc. Notwithstanding anything herein to the contrary, MainStay VP Series Fund, Inc., on behalf of either the Acquired Portfolio or the Acquiring Portfolio, respectively, may not waive the condition set forth in this paragraph 8.5.

9.	Indemnification

9.1 MainStay VP Series Fund, Inc., out of the Acquiring Portfolio’s assets and property, agrees to indemnify and hold harmless the Acquired Portfolio from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Portfolio may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Portfolio of any of its representations, warranties, covenants or agreements set forth in this Plan.

9.2 MainStay VP Series Fund, Inc., out of the Acquired Portfolio’s assets and property, agrees to indemnify and hold harmless the Acquiring Portfolio from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Portfolio may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Portfolio of any of its representations, warranties, covenants or agreements set forth in this Plan.

10.	Brokerage Fees and Expenses

10.1 MainStay VP Series Fund, Inc., on behalf of both the Acquiring Portfolio and the Acquired Portfolio represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses incurred in connection with the Reorganization.

10.2 The expenses relating to the proposed Reorganization will be borne by New York Life Investments, the Acquired Portfolio and/or the Acquiring Portfolio as mutually agreed upon. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	Entire Agreement; Survival of Warranties

11.1 MainStay VP Series Fund, Inc. agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Portfolio or the Acquired Portfolio not set forth herein and that this Plan constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Portfolio and Acquiring Portfolio in Sections 9.1 and 9.2 shall survive the Closing.

12.	Termination

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of MainStay VP Series Fund, Inc., on behalf of either the Acquiring Portfolio or the Acquired Portfolio, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Boards, make proceeding with the Plan inadvisable.

13.	Amendments

This Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of MainStay VP Series Fund, Inc., on behalf of either the Acquiring Portfolio or the Acquired Portfolio; provided, however, that following the Special Meeting of the Shareholders of the Acquired Portfolio called by MainStay VP Series Fund, Inc., pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Initial and Service Class Acquiring Portfolio Shares to be issued to the Initial and Service Class Acquired Portfolio Shareholders, respectively, under this Plan to the detriment of such shareholders without their further approval.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Portfolios, 51 Madison Avenue, New York, NY 10010, Attn: Marguerite E. H. Morrison, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, Attn: Sander M. Bieber.

15.	Headings; Governing Law; Assignment; Limitation of Liability

15.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

15.2 This Plan shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

15.3 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan. Except as expressly provided otherwise in this Plan, the parties hereto will bear the expenses relating to the Reorganization as set forth in Section 10.2 as mutually agreed upon.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the th day of November, 2009.

MAINSTAY VP SERIES FUND, INC. On behalf of the Acquiring Portfolio: MainStay VP [•] Fund	MAINSTAY VP SERIES FUND, INC. On behalf of the Acquired Portfolio: MainStay VP [•] Fund
By:	By:

New York Life Investments agrees to the provisions set forth in Sections 10.2 and 15.3 of this Plan.

NEW YORK LIFE
INVESTMENT MANAGEMENT LLC

By: Stephen P. Fisher President and Chief Executive Officer

EXHIBIT B

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, AND
RISK FACTORS OF THE MID CAP VALUE PORTFOLIO AND
THE ICAP SELECT EQUITY PORTFOLIO

The chart below compares the investment objectives, strategies, and risk factors of the Mid Cap Value Portfolio with those of the ICAP Select Equity Portfolio.

	Mid Cap Value Portfolio	ICAP Select Equity Portfolio
Investment Objective	To realize maximum long-term total return from a combination of capital appreciation and income.	To seek a superior total return.
Total return is a combination of income and realized and unrealized capital gains.
Principal Investment Strategies	The Portfolio normally invests at least 80% of its assets in common and preferred stock of companies with market capitalizations that, at the time of investment, are similar to the companies in the Russell Midcap® Value Index. The Portfolio normally invests at least 80% of its assets in equity securities that:

•

New York Life Investments, the Portfolio’s Manager, believes are undervalued when purchased,

Under normal circumstances, the Portfolio invests at least 80% of its assets in domestic and foreign large company stocks. Large company stocks are those with market capitalizations in excess of $2 billion. The Portfolio invests primarily in issuers that are characterized as “value” companies. Value companies are those that Institutional Capital LLC (“ICAP”), the Portfolio’s Subadvisor, believes are under priced according to certain financial measurements of their intrinsic worth or business prospectus, such as price to earnings or price to book ratios. Equity securities consist of common stocks, convertible securities and preferred stocks.

Mid Cap Value Portfolio	ICAP Select Equity Portfolio
• typically pay dividends, although these may be non-dividend paying stocks if they meet the “undervalued” criteria, and	The Portfolio may overweight (or underweight) certain market sectors, relative to its benchmarks, which may cause the Portfolio’s performance to be more (or less) sensitive to developments affecting those sectors.

•

are listed on a national securities exchange or traded in the over-the-counter market. The Portfolio also may invest up to 20% of its assets in debt securities, U.S. government securities and cash or cash equivalents.

The Portfolio may also invest in convertible securities and real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. The value of a REIT is affected by changes in the values of the properties owned by the REIT or securing mortgages held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs. The Portfolio may also engage in the lending of portfolio securities.

Mid Cap Value Portfolio	ICAP Select Equity Portfolio
The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The market capitalizations of companies in this Index fluctuate and as of May 29, 2009, they ranged from $103 million to $16.5 billion.
Investment Process	The Manager seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies. The Manager will seek to invest in equities that it deems to be undervalued based on a number of factors, including:

•

valuation

•

prospects for future growth in earnings and free cash flow,

•

ability to grow dividends,

•

estimated value of the company’s assets, and

•

corporate management.

ICAP’s investment process involves the following three key components: • Research; • Valuation; and • Identification of a Catalyst
Research is key to the investment process. ICAP principally employs internally generated research to evaluate the financial condition and business prospects of every company it considers, focusing on those companies where a catalyst is about to occur. ICAP performs fundamental research, generally including communication with top management at each of these companies, and often customers, competitors and suppliers of these companies.

Mid Cap Value Portfolio	ICAP Select Equity Portfolio
The Manager may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Manager may evaluate, among other things, its price objective for the security, the fundamental outlook for the company, changes in the issuer’s financial condition and changes in the condition and outlook in the company’s industry.
ICAP uses its proprietary valuation models to identify, from a universe of large- and mid-capitalization companies, those companies that ICAP believes offer the best relative values. According to the models, the stocks of these companies sell below the price-to-earnings ratio warranted by their prospects. From these undervalued companies, ICAP then eliminates from consideration those stocks that exhibit deteriorating earnings trends. By investing in companies with stable-to-improving earnings patterns with reasonable valuations, ICAP attempts to lessen investment risk in the search for superior returns.

Mid Cap Value Portfolio	ICAP Select Equity Portfolio
ICAP looks beyond traditional measures of value to find companies where a catalyst for positive change is about to occur. Specifically, ICAP focuses on companies where this catalyst has the potential to produce significant stock appreciation relative to the market over 12 to 18 months. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or the introduction of a new product).
Before a security is added to the Portfolio ICAP’s investment team generally discusses, evaluates and approves each recommendation. Using this highly disciplined process, ICAP’s investment team typically selects 20 to 30 securities for the Portfolio.
The process does not end with the purchase of a security. ICAP continuously monitors each security and evaluates whether to eliminate a security when its target price is achieved, the catalyst becomes inoperative or another stock offers greater opportunity for appreciation.

Mid Cap Value Portfolio	ICAP Select Equity Portfolio
The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. S&P 500® is a trademark of The McGraw-Hill Companies, Inc. The market capitalizations of companies in this Index fluctuate and as of March 31, 2009, they ranged from $360 million to $336.5 billion.

Principal Risks	Mid Cap Value Portfolio	ICAP Select Equity Portfolio
Equity Investing	Investments in common stocks and other equity securities are subject to the risks of changing economic, stock market, industry and company conditions and the risks inherent in management’s ability to anticipate such changes that can adversely affect the value of the Portfolio’s holdings. Opportunities for greater gain often come with the possibility of a greater risk of loss. Some of the securities in which the Portfolio may invest, therefore, may carry above-average risk compared to the risk of securities found in common stock indices, such as the Dow Jones Industrial Average and the S&P 500® Index.
Value Investing	The principal risk of investing in value stocks is that they may never reach what the Portfolio’s Manager or Subadvisor believes is their full value or that they may even go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions and therefore the Portfolio’s performance may be lower or higher than that of funds that invest in other types of equity securities.
Mid Cap Stocks	Mid-cap stocks are generally less established and may be more volatile and less liquid than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated business setbacks.	The Portfolio’s investments may also include mid-cap stocks. Mid-cap stocks are generally less established and may be more volatile and less liquid than stocks of larger companies. The returns may vary significantly from the overall stock market. In comparison to stocks of companies with larger capitalizations, these companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes and cyclical, static or moderate growth prospects.
Smaller Number of Holdings	This is not a principal risk for the Mid Cap Value Portfolio.	The ICAP Select Equity Portfolio will typically hold between 20 and 30 securities. As a result, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Portfolio will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Principal Risks	Mid Cap Value Portfolio	ICAP Select Equity Portfolio
Options and Futures	This is not a principal risk for the Mid Cap Value Portfolio.	The use of options and futures transactions involves risks and special considerations which include, among others, correlation risk and liquidity risk. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange-traded contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. Over-the-counter transactions generally are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction
Foreign Investing	This is not a principal risk for the Mid Cap Value Portfolio.	Investments in foreign companies, in the form of depositary receipts such as ADRs, may entail the special risks of international investing, including currency exchange fluctuations, government regulations and the potential for political and economic instability.
Portfolio Turnover	This is not a principal risk for the Mid Cap Value Portfolio.	Due to its trading strategies, the ICAP Select Equity Portfolio’s portfolio turnover rate may be between 150% and 300%. Portfolios with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Portfolio) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

Principal Risks	Mid Cap Value Portfolio	ICAP Select Equity Portfolio
Securities Lending	The Portfolio’s use of securities lending presents certain risks. The risk of securities lending is that the financial institution that borrows securities from the Portfolio could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Portfolio might not be able to recover the loaned securities or their value.	This is not a principal risk for the ICAP Select Equity Portfolio.

EXHIBIT C

FINANCIAL HIGHLIGHTS OF THE ACQUIRING PORTFOLIOS

The following financial highlights tables are intended to help you understand the financial performance for the past five years for the ICAP Select Equity Portfolio and the Mid Cap Core Portfolio. Certain information reflects financial results for a single portfolio share outstanding throughout each of the periods presented. The total returns in the table represent the rate that an investor would have earned on an investment in that portfolio (assuming reinvestment of all dividends and distributions).

Information for the periods ended December 31, 2008, December 31, 2007, December 31, 2006, December 31, 2005 and December 31, 2004 for the ICAP Select Equity Portfolio and the Mid Cap Core Portfolio has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, are included in the Portfolios’ Annual Report, which is available upon request.

ICAP Select Equity Portolio

Financial Highlights
Selected per Share Data and Ratios

	Initial Class
	Year Ended December 31,
	2008	2007	2006	2005		2004
Net asset value at beginning of year	$14.22	$13.75	$11.61	$11.23		$10.18
Net investment income	0.05	0.11	0.19 (a)	0.15	(a)	0.11
Net realized and unrealized gain (loss) on investments	(5.38)	0.87	2.04	0.46		1.04
Total from investment operations	(5.33)	0.98	2.23	0.61		1.15
Less dividends and distributions:
From net investment income	(0.06)	(0.07)	(0.03)	(0.11)		(0.10)
From net realized gain on investments	(0.42)	(0.44)	(0.06)	(0.12)		—
Total dividends and distributions	(0.48)	(0.51)	(0.09)	(0.23)		(0.10)
Net asset value at end of year	$8.41	$14.22	$13.75	$11.61		$11.23
Total investment return	(37.59)%	6.86%	19.31%	5.44	%(b)	11.37%
Ratios (to average net assets)/Supplemental Data:
Net investment income	1.98%	1.45%	1.50%	1.35%		1.04%
Net expenses	0.78%	0.80%	0.88%#	0.77	%#	0.96%
Expenses (before waiver/ reimbursement)	0.83%	0.85%	0.94%#	0.91	%#	0.96%
Portfolio turnover rate	152%	117%	130%	55%		75%
Net assets at end of year (in 000’s)	$456,377	$250,237	$137,191	$66,657		$71,543

#	Includes fees paid indirectly which amounted to less than one-hundredth of a percent and 0.01% of the average net assets for the years ended December 31, 2006 and 2005, respectively.
(a)	Per share data based on average shares outstanding during the year.
(b)	Includes nonrecurring reimbursements from affiliates for printing and mailing costs. If these nonrecurring reimbursements had not been made, the total return would have been 5.36% and 5.14% for Initial Class shares and Service Class shares, respectively, for the year ended December 31, 2005.

Financial Highlights
Selected per Share Data and Ratios

	Service Class
	Year Ended December 31,
	2008	2007	2006	2005		2004
Net asset value at beginning of year	$14.14	$13.71	$11.59	$11.21		$10.17
Net investment income	0.12	0.03	0.15 (a)	0.13	(a)	0.09
Net realized and unrealized gain (loss) on investments	(5.43)	0.90	2.05	0.46		1.04
Total from investment operations	(5.31)	0.93	2.20	0.59		1.13
Less dividends and distributions:
From net investment income	(0.05)	(0.06)	(0.02)	(0.09)		(0.09)
From net realized gain on investments	(0.42)	(0.44)	(0.06)	(0.12)		—
Total dividends and distributions	(0.47)	(0.50)	(0.08)	(0.21)		(0.09)
Net asset value at end of year	$8.36	$14.14	$13.71	$11.59		$11.21
Total investment return
Ratios (to average net assets)/Supplemental Data:	(37.75)%	6.59%	19.00%	5.21	%(b)	11.09%
Net investment income	1.71%	1.18%	1.23%	1.10%		0.79%
Net expenses	1.03%	1.05%	1.13%#	1.02	%#	1.21%
Expenses (before waiver/ reimbursement)	1.08%	1.10%	1.19%#	1.16	%#	1.21%
Portfolio turnover rate	152%	117%	130%	55%		75%
Net assets at end of year (in 000’s)	$198,592	$158,831	$46,349	$28,632		$22,474

VP Mid Cap Core Porfolio

Financial Highlights
Selected per Share Data and Ratios

	Initial Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$14.86	$15.68	$13.72	$13.12	$11.01
Net investment income	0.06	0.04	0.07	0.07	0.06
Net realized and unrealized gain (loss) on investments	(6.29)	0.82	1.99	2.02	2.39
Total from investment operations	(6.23)	0.86	2.06	2.09	2.45
Less dividends and distributions:
From net investment income	(0.04)	(0.07)	—	(0.08)	(0.06)
From net realized gain on investments	(1.52)	(1.61)	(0.10)	(1.41)	(0.28)
Total dividends and distributions	(1.56)	(1.68)	(0.10)	(1.49)	(0.34)
Net asset value at end of year	$7.07	$14.86	$15.68	$13.72	$13.12
Total investment return	(42.24)%	5.03%	14.96%	15.86%	22.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income	0.54%	0.25%	0.51%	0.54%	0.70%
Net expenses	0.93%	0.91%	0.93%	0.94%	0.98%
Expenses (before waiver/reimbursement)	0.93%	0.91%	0.93%	0.94%	1.04%
Portfolio turnover rate	173%	166%	166%	159%	185%
Net assets at end of year (in 000’s)	$108,882	$202,966	$199,356	$159,762	$128,178

†	Less than one cent per share.

Financial Highlights
Selected per Share Data and Ratios

	Service Class
	Year Ended December
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$14.75	$15.59	$13.68	$13.10	$11.00
Net investment income	0.03	0.00 †	0.04	0.04	0.04
Net realized and unrealized gain (loss) on investments	(6.24)	0.81	1.97	2.00	2.38
Total from investment operations	(6.21)	0.81	2.01	2.04	2.42
Less dividends and distributions:
From net investment income	(0.00)†	(0.04)	—	(0.05)	(0.04)
From net realized gain on investments	(1.52)	(1.61)	(0.10)	(1.41)	(0.28)
Total dividends and distributions	(1.52)	(1.65)	(0.10)	(1.46)	(0.32)
Net asset value at end of year	$7.02	$14.75	$15.59	$13.68	$13.10
Total investment return	(42.38)%	4.77%	14.67%	15.57%	21.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income	0.29%	0.01%	0.26%	0.37%	0.45%
Net expenses	1.18%	1.16%	1.18%	1.19%	1.23%
Expenses (before waiver/ reimbursement)	1.18%	1.16%	1.18%	1.19%	1.29%
Portfolio turnover rate	173%	166%	166%	159%	185%
Net assets at end of year (in 000’s)	$91,805	$167,083	$132,240	$89,991	$42,662

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
PLEASE SIGN, DATE AND RETURN YOUR VOTING INSTRUCTION TODAY

Your Vote is important!

And now you can vote your Voting Instruction on the PHONE or the INTERNET.

It Saves Money! Telephone and internet voting saves postage costs, which can help minimize expenses.

It Saves Time!  Telephone and internet voting is instantaneous – 24 hours a day.

It’s Easy!  Just follow these simple steps:

1.  Read your Voting Instruction statement and have it at hand.

2.  Call toll-free 1-866-235-4258, or go to website: www.proxy-direct.com

3.  Follow the recorded or on-screen directions.

4.  Do not mail your Voting Instruction Card when you vote by phone or internet.

Please detach at perforation before mailing.

VOTING INSTRUCTION	MAINSTAY VP SERIES FUND, INC.	VOTING INSTRUCTION
MAINSTAY VP MID CAP VALUE PORTFOLIO
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 16, 2009

This Voting Instruction Card is solicited by New York Life Insurance and Annuity Corporation (the “Company”) for its policy owners who hold unit values in a separate account of the Company that invests in MainStay VP Mid Cap Value Portfolio (the “Portfolio”) offered by MainStay VP Series Fund, Inc. (the “Fund”) and who are entitled to instruct the Company on how to vote shares held by the separate account.

The undersigned policy owner instructs the Company to vote, at the special meeting to be held at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 on October 16, 2009, beginning at 2:00 p.m. Eastern Time, and at any adjournments or postponements thereof (the “Special Meeting”), all shares of the Portfolio attributable to his or her policy or interest therein as directed on this card.  The undersigned acknowledges receipt of the Notice of the Special Meeting of Shareholders of the Portfolio and the Proxy Statement dated September 1 , 2009.  The undersigned hereby instructs the Company to vote on any other matter that may arise at the Special Meeting according to its best judgment.  The undersigned hereby revokes any prior proxy.

The undersigned acknowledges that if he or she signs below but does not mark instructions on this card, the Company will vote all shares of the Portfolio attributable to the undersigned’s policy value FOR the Proposal.  If the policyowner fails to return this Voting Instruction Card, the Company will vote all shares attributable to the policyowner’s policy value in proportion to the voting instructions for the Portfolio actually received from policyowner participants in the separate account.

VOTE VIA THE TELEPHONE: 1-866-235-4258 VOTE VIA THE INTERNET: www.proxy-direct.com
999 9999 9999 999
Note:  Please sign exactly as your name appears on your policy.  When a policy is held by joint tenants, both should sign.  When signing as attorney, executor, administrator, trustee or guardian, please provide full title as such.  If a corporation, please sign in full corporate name by president or other authorized officer, and if a partnership, please sign in partnership name by authorized person.

Signature

Signature (if held jointly)
___________________________________________________,2009
Date

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the New York Life
Shareholder Meeting to Be Held on October 16, 2009.
The Proxy Statement for this meeting is available at:  https://www.proxy-direct.com/nyl20505

PLEASE SIGN, DATE AND RETURN YOUR
VOTING INSTRUCTION TODAY

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF MAINSTAY VP SERIES FUND, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER.  IF NO SPECIFICATION IS MADE THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.

Unless a contrary direction is indicated, the shares represented by this proxy will be voted FOR approval of the Proposal: if specific instructions are indicated, this proxy will be voted in accordance with such instructions.
PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: ■
		FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the MainStay VP Mid Cap Value Portfolio by the MainStay VP ICAP Select Equity Portfolio, in exchange for shares of common stock of the MainStay VP ICAP Select Equity Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the MainStay VP Mid Cap Value Portfolio; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the MainStay VP Mid Cap Value Portfolio; and
		☐	☐	☐

2.	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

PLEASE SIGN, DATE AND RETURN YOUR VOTING INSTRUCTION CARD TODAY.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
PLEASE SIGN, DATE AND RETURN YOUR VOTING INSTRUCTION TODAY

Your Vote is important!

And now you can vote your Voting Instruction on the PHONE or the INTERNET.

It Saves Money! Telephone and internet voting saves postage costs, which can help minimize expenses.

It Saves Time!  Telephone and internet voting is instantaneous – 24 hours a day.

It’s Easy!  Just follow these simple steps:

1.  Read your Voting Instruction statement and have it at hand.

2.  Call toll-free 1-866-235-4258, or go to website: www.proxy-direct.com

3.  Follow the recorded or on-screen directions.

4.  Do not mail your Voting Instruction Card when you vote by phone or internet.

Please detach at perforation before mailing.

VOTING INSTRUCTION	MAINSTAY VP SERIES FUND, INC.	VOTING INSTRUCTION
MAINSTAY VP MID CAP GROWTH PORTFOLIO
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 16, 2009

This Voting Instruction Card is solicited by New York Life Insurance and Annuity Corporation (the “Company”) for its policy owners who hold unit values in a separate account of the Company that invests in MainStay VP Mid Cap Growth Portfolio (the “Portfolio”) offered by MainStay VP Series Fund, Inc. (the “Fund”) and who are entitled to instruct the Company on how to vote shares held by the separate account.

The undersigned policy owner instructs the Company to vote, at the special meeting to be held at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 on October 16, 2009, beginning at 2:00 p.m. Eastern Time, and at any adjournments or postponements thereof (the “Special Meeting”), all shares of the Portfolio attributable to his or her policy or interest therein as directed on this card.  The undersigned acknowledges receipt of the Notice of the Special Meeting of Shareholders of the Portfolio and the Proxy Statement dated September 1 , 2009.  The undersigned hereby instructs the Company to vote on any other matter that may arise at the Special Meeting according to its best judgment.  The undersigned hereby revokes any prior proxy.

The undersigned acknowledges that if he or she signs below but does not mark instructions on this card, the Company will vote all shares of the Portfolio attributable to the undersigned’s policy value FOR the Proposal.  If the policyowner fails to return this Voting Instruction Card, the Company will vote all shares attributable to the policyowner’s policy value in proportion to the voting instructions for the Portfolio actually received from policyowner participants in the separate account.

VOTE VIA THE TELEPHONE: 1-866-235-4258 VOTE VIA THE INTERNET: www.proxy-direct.com
999 9999 9999 999
Note:  Please sign exactly as your name appears on your policy.  When a policy is held by joint tenants, both should sign.  When signing as attorney, executor, administrator, trustee or guardian, please provide full title as such.  If a corporation, please sign in full corporate name by president or other authorized officer, and if a partnership, please sign in partnership name by authorized person.

Signature

Signature (if held jointly)
___________________________________________________,2009
Date

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the New York Life
Shareholder Meeting to Be Held on October 16, 2009.
The Proxy Statement for this meeting is available at:  https://www.proxy-direct.com/nyl20505

PLEASE SIGN, DATE AND RETURN YOUR
VOTING INSTRUCTION TODAY

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF MAINSTAY VP SERIES FUND, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER.  IF NO SPECIFICATION IS MADE THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.

Unless a contrary direction is indicated, the shares represented by this proxy will be voted FOR approval of the Proposal: if specific instructions are indicated, this proxy will be voted in accordance with such instructions.
PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: ■
		FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the MainStay VP Mid Cap Growth Portfolio by the MainStay VP Mid Cap Core Portfolio, in exchange for shares of common stock of the MainStay VP Mid Cap Core Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the MainStay VP Mid Cap Growth Portfolio and (ii) the subsequent distribution of the shares and liquidation and dissolution of the MainStay VP Mid Cap Growth Portfolio; and
		☐	☐	☐

2.	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

PLEASE SIGN, DATE AND RETURN YOUR VOTING INSTRUCTION CARD TODAY.

PART B

MAINSTAY VP SERIES FUND, INC.
MainStay VP ICAP Select Equity Portfolio
MainStay VP Mid Cap Core Portfolio
_______________________

Statement of Additional Information

September 1 , 2009
______________________
Acquisition of the Assets and Liabilities of MainStay VP Mid Cap Value Portfolio (“Mid Cap Value Portfolio”) (a series of MainStay VP Series Fund, Inc.) 51 Madison Avenue New York, New York 10010	By, and in Exchange for, Shares of MainStay VP ICAP Select Equity (“ICAP Select Equity Portfolio”) (a series of MainStay VP Series Fund, Inc.) 51 Madison Avenue New York, New York 10010
Acquisition of the Assets and Liabilities of MainStay VP Mid Cap Growth Portfolio (“Mid Cap Growth Portfolio”) (a series of MainStay VP Series Fund, Inc.) 51 Madison Avenue New York, New York 10010	By, and in Exchange for, Shares of MainStay VP Mid Cap Core (“Mid Cap Core Portfolio”) (a series of MainStay VP Series Fund, Inc.) 51 Madison Avenue New York, New York 10010

This Statement of Additional Information is available to the shareholders of the Mid Cap Value Portfolio and the Mid Cap Growth Portfolio (each an “Acquired Portfolio” and together the “Acquired Portfolios”) in connection with proposed transactions (each a “Reorganization,” and, collectively, the “Reorganizations”) whereby (1) all of the assets and liabilities of the Mid Cap Value Portfolio will be transferred to the ICAP Select Equity Portfolio in exchange for shares of the ICAP Select Equity Portfolio, and (2) all of the assets and liabilities of the Mid Cap Growth Portfolio will be transferred to the Mid Cap Core Portfolio (together with the ICAP Select Equity Portfolio, the “Acquiring Portfolios”) in exchange for shares of the Mid Cap Core Portfolio.

The Reorganizations are subject to approval by the shareholders of the Acquired Portfolios.  Shareholder approval of one Reorganization is not contingent upon, and will not affect, shareholder approval of the other Reorganization.

This Statement of Additional Information of the Acquiring Portfolios consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission under the Registrant’s File Number, 811-03833-01, and is incorporated by reference herein:

1.
The Statement of Additional Information for the Acquired Portfolios and the Acquiring Portfolios dated May 1, 2009, as filed on April 14, 2009 (Accession Number 0001133228-09-000278), as supplemented; and

2.
The Financial Statements of the Portfolios as included in MainStay VP Series Fund, Inc.’s Annual Report for the period ended December 31, 2008, as filed on March 6, 2009 (Accession Number 0000950123-09-004202).

This Statement of Additional Information is not a prospectus.  A Proxy Statement/Prospectus dated September 1 , 2009, relating to the Reorganizations of the Acquired Portfolios may be obtained, without charge, by contacting New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, New York 10010, or by calling toll-free 1-800-598-2019.  This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

As described in the Proxy Statement/Prospectus dated September 1 , 2009, the Board of Directors of MainStay VP Series Fund, Inc. has called a Special Meeting of shareholders of the Acquired Portfolios for the shareholders to consider and vote upon one or both of the following proposals, as applicable:

1.
To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Value Portfolio by the ICAP Select Equity Portfolio, in exchange for shares of common stock of the ICAP Select Equity Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Mid Cap Value Portfolio; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Value Portfolio;

2.
To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Mid Cap Growth Portfolio by the Mid Cap Core Portfolio, in exchange for shares of common stock of the Mid Cap Core Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Mid Cap Growth Portfolio; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Mid Cap Growth Portfolio; and

3.	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Reorganizations between
MainStay VP Mid Cap Value Portfolio and MainStay VP ICAP Select Equity Portfolio and
between MainStay VP Mid Cap Growth and MainStay VP Mid Cap Core Portfolio

Pro Forma Combined Portfolios of Investments*
At December 31, 2008 (unaudited)

Reorganization between MainStay VP Mid Cap Value Portfolio and MainStay VP ICAP Select Equity Portfolio

			MainStay VP Mid Cap		MainStay VP ICAP		MainStay VP ICAP Select
			Value Portfolio		Select Equity Portfolio		Equity Portfolio Combined
			Shares	Value	Shares	Value	Shares	Value
	Common Stocks 96.2%†
	Aerospace & Defense 2.5%
	Honeywell International, Inc.				543,350	$17,838,181	543,350	$17,838,181
	Raytheon Co.		106,300	$5,425,552			106,300	5,425,552
				5,425,552		17,838,181		23,263,733

	Airlines 0.2%
	Delta Air Lines, Inc.	(a)	176,375	2,021,257			176,375	2,021,257

	Beverages 6.4%
¤	Coca-Cola Co. (The)				617,650	27,961,015	617,650	27,961,015
	Constellation Brands, Inc. Class A	(a)	295,000	4,652,150			295,000	4,652,150
¤	PepsiCo, Inc.				480,550	26,319,724	480,550	26,319,724
				4,652,150		54,280,739		58,932,889

	Building Products 0.7%
	Masco Corp.				590,294	6,569,972	590,294	6,569,972

	Capital Markets 0.9%
	Ameriprise Financial, Inc.		62,300	1,455,328			62,300	1,455,328
	Investment Technology Group, Inc.	(a)	227,600	5,171,072			227,600	5,171,072
	Northern Trust Corp.		28,200	1,470,348			28,200	1,470,348
				8,096,748				8,096,748

	Chemicals 2.8%
	Arch Chemicals, Inc.		52,000	1,355,640			52,000	1,355,640
	E.I. du Pont de Nemours & Co.				859,663	21,749,474	859,663	21,749,474
	Olin Corp.		117,975	2,132,988			117,975	2,132,988
				3,488,628		21,749,474		25,238,102

	Commercial Banks 3.2%
	Fifth Third Bancorp		161,800	1,336,468			161,800	1,336,468
	KeyCorp		353,900	3,015,228			353,900	3,015,228
	Marshall & Ilsley Corp.		230,773	3,147,744			230,773	3,147,744
	Wells Fargo & Co.				671,800	19,804,664	671,800	19,804,664
	Wilmington Trust Corp.		73,800	1,641,312			73,800	1,641,312
				9,140,752		19,804,664		28,945,416

	Commercial Services & Supplies 0.8%
	Avery Dennison Corp.		76,600	2,507,118			76,600	2,507,118
	Pitney Bowes, Inc.		200,600	5,111,288			200,600	5,111,288
				7,618,406				7,618,406

	Communications Equipment 5.6%
¤	Cisco Systems, Inc.	(a)			1,691,821	27,576,682	1,691,821	27,576,682
	Emulex Corp.	(a)	428,700	2,992,326			428,700	2,992,326
	QUALCOMM, Inc.				575,050	20,604,042	575,050	20,604,042
				2,992,326		48,180,724		51,173,050

	Computers & Peripherals 3.0%
¤	Hewlett-Packard Co.				757,499	27,489,639	757,499	27,489,639

	Consumer Finance 1.7%

* As of December 31, 2008, all securities listed in this Portfolio of Investments as being held by the MainStay VP Mid Cap Value Portfolio and the MainStay VP Mid Cap Growth Portfolio met the investment criteria of the MainStay VP ICAP Select Equity Portfolio and the MainStay VP Mid Cap Core Portfolio, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

			MainStay VP Mid Cap		MainStay VP ICAP		MainStay VP ICAP Select
			Value Portfolio		Select Equity Portfolio		Equity Portfolio Combined
			Shares	Value	Shares	Value	Shares	Value
	Capital One Financial Corp.				496,374	15,829,367	496,374	15,829,367

	Containers & Packaging 0.4%
	Ball Corp.		95,900	3,988,481			95,900	3,988,481

	Diversified Financial Services 2.7%
	Bank of America Corp.				293,200	4,128,256	293,200	4,128,256
	JPMorgan Chase & Co.				646,064	20,370,398	646,064	20,370,398
						24,498,654		24,498,654

	Diversified Telecommunication Services 0.6%
	Embarq Corp.		150,600	5,415,576			150,600	5,415,576

	Electric Utilities 1.2%
	American Electric Power Co., Inc.		72,200	2,402,816			72,200	2,402,816
	Edison International		120,300	3,864,036			120,300	3,864,036
	Pepco Holdings, Inc.		278,200	4,940,832			278,200	4,940,832
				11,207,684				11,207,684

	Electrical Equipment 0.5%
	Rockwell Automation, Inc.		146,400	4,719,936			146,400	4,719,936

	Electronic Equipment & Instruments 1.0%
	Avnet, Inc.	(a)	184,600	3,361,566			184,600	3,361,566
	Ingram Micro, Inc. Class A	(a)	201,600	2,699,424			201,600	2,699,424
	Molex, Inc. Class A		243,400	3,152,030			243,400	3,152,030
				9,213,020				9,213,020

	Energy Equipment & Services 3.0%
	Baker Hughes, Inc.		32,100	1,029,447	642,775	20,613,794	674,875	21,643,241
	Diamond Offshore Drilling, Inc.		30,600	1,803,564			30,600	1,803,564
	Tidewater, Inc.		108,700	4,377,349			108,700	4,377,349
				7,210,360		20,613,794		27,824,154

	Food & Staples Retailing 3.9%
¤	CVS Caremark Corp.				1,008,244	28,976,933	1,008,244	28,976,933
	Kroger Co. (The)		259,800	6,861,318			259,800	6,861,318
				6,861,318		28,976,933		35,838,251

	Food Products 1.6%
	ConAgra Foods, Inc.		242,100	3,994,650			242,100	3,994,650
	Corn Products International, Inc.		208,200	6,006,570			208,200	6,006,570
	General Mills, Inc.		29,100	1,767,825			29,100	1,767,825
	J.M. Smucker Co. (The)		72,000	3,121,920			72,000	3,121,920
				14,890,965				14,890,965

	Gas Utilities 0.4%
	AGL Resources, Inc.		115,700	3,627,195			115,700	3,627,195

	Health Care Providers & Services 1.5%
	Cardinal Health, Inc.		87,700	3,023,019			87,700	3,023,019
	Coventry Health Care, Inc.	(a)	154,400	2,297,472			154,400	2,297,472
	Humana, Inc.	(a)	47,000	1,752,160			47,000	1,752,160
	Quest Diagnostics, Inc.		121,600	6,312,256			121,600	6,312,256
				13,384,907				13,384,907

	Hotels, Restaurants & Leisure 0.9%
	InterContinental Hotels Group PLC, ADR	(b)			926,298	7,753,114	926,298	7,753,114

	Insurance 4.7%
	ACE, Ltd.				423,210	22,396,273	423,210	22,396,273

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

			MainStay VP Mid Cap		MainStay VP ICAP		MainStay VP ICAP Select
			Value Portfolio		Select Equity Portfolio		Equity Portfolio Combined
			Shares	Value	Shares	Value	Shares	Value
	Aspen Insurance Holdings, Ltd.		290,800	7,051,900			290,800	7,051,900
	HCC Insurance Holdings, Inc.		193,000	5,162,750			193,000	5,162,750
	Lincoln National Corp.		78,900	1,486,476			78,900	1,486,476
	PartnerRe, Ltd.		91,000	6,485,570			91,000	6,485,570
				20,186,696		22,396,273		42,582,969

	IT Services 1.1%
	Affiliated Computer Services, Inc. Class A	(a)	121,300	5,573,735			121,300	5,573,735
	Computer Sciences Corp.	(a)	134,600	4,729,844			134,600	4,729,844
				10,303,579				10,303,579

	Machinery 0.3%
	Pentair, Inc.		73,600	1,742,112			73,600	1,742,112
	Timken Co. (The)		66,900	1,313,247			66,900	1,313,247
				3,055,359				3,055,359

	Media 5.1%
	Cablevision Systems Corp. Class A		296,900	4,999,796			296,900	4,999,796
¤	News Corp. Class A				2,538,779	23,077,501	2,538,779	23,077,501
	Viacom, Inc. Class B	(a)			990,600	18,880,836	990,600	18,880,836
				4,999,796		41,958,337		46,958,133

	Metals & Mining 2.4%
	Freeport-McMoRan Copper & Gold, Inc. Class B		81,600	1,994,304			81,600	1,994,304
	Newmont Mining Corp.				237,500	9,666,250	237,500	9,666,250
	Nucor Corp.		124,000	5,728,800			124,000	5,728,800
	Yamana Gold, Inc.		556,900	4,299,268			556,900	4,299,268
				12,022,372		9,666,250		21,688,622

	Multi-Utilities 1.3%
	Ameren Corp.		128,600	4,277,236			128,600	4,277,236
	CenterPoint Energy, Inc.		243,900	3,078,018			243,900	3,078,018
	PG&E Corp.		120,094	4,648,839			120,094	4,648,839
				12,004,093				12,004,093

	Multiline Retail 1.7%
	Target Corp.				452,402	15,621,441	452,402	15,621,441

	Office Electronics 0.2%
	Xerox Corp.		203,200	1,619,504			203,200	1,619,504

	Oil, Gas & Consumable Fuels 8.6%
	Frontier Oil Corp.		244,000	3,081,720			244,000	3,081,720
	Hess Corp.		75,100	4,028,364			75,100	4,028,364
	Marathon Oil Corp.				603,350	16,507,656	603,350	16,507,656
¤	Occidental Petroleum Corp.				544,934	32,690,591	544,934	32,690,591
	Spectra Energy Corp.		274,000	4,312,760			274,000	4,312,760
	Total S.A., Sponsored ADR	(b)			326,900	18,077,570	326,900	18,077,570
				11,422,844		67,275,817		78,698,661

	Pharmaceuticals 12.3%
	Forest Laboratories, Inc.	(a)	184,600	4,701,762			184,600	4,701,762
¤	Johnson & Johnson				592,281	35,436,172	592,281	35,436,172
	Schering-Plough Corp.				978,775	16,668,538	978,775	16,668,538
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(b)	164,900	7,019,793			164,900	7,019,793
	Watson Pharmaceuticals, Inc.	(a)	101,300	2,691,541			101,300	2,691,541
¤	Wyeth				1,222,398	45,852,149	1,222,398	45,852,149
				14,413,096		97,956,859		112,369,955

	Real Estate Investment Trusts 0.9%
	Boston Properties, Inc.		19,800	1,089,000			19,800	1,089,000
	Equity Residential		32,300	963,186			32,300	963,186
	Highwoods Properties, Inc.		155,600	4,257,216			155,600	4,257,216

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

			MainStay VP Mid Cap		MainStay VP ICAP		MainStay VP ICAP Select
			Value Portfolio		Select Equity Portfolio		Equity Portfolio Combined
			Shares	Value	Shares	Value	Shares	Value
	Public Storage		17,600	1,399,200			17,600	1,399,200
	Vornado Realty Trust		10,000	603,500			10,000	603,500
				8,312,102				8,312,102

	Road & Rail 1.8%
	CSX Corp.				468,700	15,218,689	468,700	15,218,689
	Werner Enterprises, Inc.		67,600	1,172,184			67,600	1,172,184
				1,172,184		15,218,689		16,390,873

	Semiconductors & Semiconductor Equipment 2.5%
	Texas Instruments, Inc.				1,475,533	22,900,272	1,475,533	22,900,272

	Specialty Retail 3.7%
	American Eagle Outfitters, Inc.		242,600	2,270,736			242,600	2,270,736
	Bed Bath & Beyond, Inc.	(a)	103,200	2,623,344			103,200	2,623,344
	Gap, Inc. (The)		353,600	4,734,704			353,600	4,734,704
	Lowe's Cos., Inc.				871,050	18,744,996	871,050	18,744,996
	TJX Cos., Inc.		151,600	3,118,412			151,600	3,118,412
	Tractor Supply Co.	(a)	67,100	2,424,994			67,100	2,424,994
				15,172,190		18,744,996		33,917,186

	Thrifts & Mortgage Finance 0.7%
	NewAlliance Bancshares, Inc.		462,900	6,096,393			462,900	6,096,393

	Trading Companies & Distributors 0.3%
	WESCO International, Inc.	(a)	118,100	2,271,063			118,100	2,271,063

	Wireless Telecommunication Services 3.1%
¤	Vodafone Group PLC, ADR	(b)			1,370,317	28,009,279	1,370,317	28,009,279

	Total Common Stocks
	(Cost $317,925,633, Cost $837,404,346, Cost $1,155,329,979)			247,006,532		633,333,468		880,340,000

	Exchange Traded Fund 0.3%	(c)
	KBW Regional Banking ETF		93,500	2,726,460			93,500	2,726,460

	Total Exchange Traded Fund
	(Cost $3,480,217, Cost $0, Cost $3,480,217)			2,726,460				2,726,460

			Princpal		Princpal		Princpal
			Amount		Amount		Amount
	Short-Term Investment 3.5%
	Repurchase Agreement 3.5%
	State Street Bank and Trust Co. 0.01%, dated 12/31/08 due 1/2/09 Proceeds at Maturity $10,557,599, $21,525,537 and $32,083,136 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 2/12/09, with a Principal Amount of $10,770,000, $21,960,000 and $32,730,000 and a Market Value of $10,770,000, $21,960,000 and $32,730,000)		$10,557,593	10,557,593	$21,525,525	21,525,525	$32,083,118	32,083,118

	Total Short-Term Investment
	(Cost $10,557,593 Cost $21,525,525, Cost $32,083,118)			10,557,593		21,525,525		32,083,118

	Total Investments
	(Cost $331,963,443, Cost $858,929,871, Cost $1,190,893,314)	(d)	100.1%	260,290,585	100.0%	654,858,993	100.0%	915,149,578

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay VP Mid Cap		MainStay VP ICAP			MainStay VP ICAP Select
		Value Portfolio		Select Equity Portfolio			Equity Portfolio Combined
		Shares	Value	Shares		Value	Shares		Value
	Liabilities in Excess of
	Cash and Other Assets	(0.1)	(243,621)	0.0	‡	64,691	0.0	‡	(178,930)
	Net Assets	100.0%	$260,046,964	100.0%		$654,923,684	100.0%		$914,970,648

	Please note that no securities are required to be sold as a result of the Reorganization.
†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of December 31, 2008, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At December 31, 2008, cost is $333,685,614, $879,095,614 and $1,212,781,228 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$12,532,625			$7,421,637			$19,954,262
	Gross unrealized depreciation		(85,927,654)			(231,658,258)			(317,585,912)
	Net unrealized depreciation		$(73,395,029)			$(224,236,621)			$(297,631,650)

	The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$249,732,992	$633,333,468	$883,066,460
Level 2 - Other Significant Observable Inputs	10,557,593	21,525,525	32,083,118
Level 3 - Significant Unobservable Inputs	-	-	-
Total	$260,290,585	$654,858,993	$915,149,578

The Portfolio did not hold other financial instruments as of December 31, 2008.

At December 31, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganization between MainStay VP Mid Cap Growth Portfolio and MainStay VP Mid Cap Core Portfolio

			MainStay VP Mid Cap		MainStay VP Mid Cap		MainStay VP Mid Cap Core
			Growth Portfolio		Core Portfolio		Portfolio Combined
			Shares	Value	Shares	Value	Shares	Value
	Common Stocks 94.9%†
	Aerospace & Defense 4.0%
¤	Alliant Techsystems, Inc.	(a)	69,700	$5,977,472			69,700	$5,977,472
	Goodrich Corp.				5,546	$205,313	5,546	205,313
¤	L-3 Communications Holdings, Inc.		63,800	4,707,164	1,525	112,514	65,325	4,819,678
	Precision Castparts Corp.		54,400	3,235,712	17,202	1,023,175	71,602	4,258,887
				13,920,348		1,341,002		15,261,350

	Airlines 0.4%
	Delta Air Lines, Inc.	(a)			19,792	226,816	19,792	226,816
	Southwest Airlines Co.				155,136	1,337,273	155,136	1,337,273
						1,564,089		1,564,089

	Auto Components 0.0%‡
	BorgWarner, Inc.				6,864	149,429	6,864	149,429

	Beverages 0.3%
	Constellation Brands, Inc. Class A	(a)			10,439	164,623	10,439	164,623
	Pepsi Bottling Group, Inc. (The)				43,970	989,765	43,970	989,765
						1,154,388		1,154,388

	Biotechnology 2.1%
	Alexion Pharmaceuticals, Inc.	(a)	25,900	937,321			25,900	937,321
¤	Cephalon, Inc.	(a)	58,500	4,506,840	20,567	1,584,482	79,067	6,091,322
	United Therapeutics Corp.	(a)	16,300	1,019,565			16,300	1,019,565
				6,463,726		1,584,482		8,048,208

	Building Products 0.3%
	Armstrong World Industries, Inc.				9,860	213,173	9,860	213,173
	Lennox International, Inc.				23,008	742,928	23,008	742,928
	Owens Corning, Inc.	(a)			14,189	245,470	14,189	245,470
						1,201,571		1,201,571

	Capital Markets 1.7%
	Affiliated Managers Group, Inc.	(a)	32,850	1,377,072			32,850	1,377,072
	Ameriprise Financial, Inc.				53,239	1,243,663	53,239	1,243,663
	Eaton Vance Corp.				123	2,584	123	2,584
	Federated Investors, Inc. Class B				7,428	125,979	7,428	125,979
	Invesco, Ltd.				101,249	1,462,036	101,249	1,462,036
	Investment Technology Group, Inc.	(a)			10,662	242,241	10,662	242,241
	Northern Trust Corp.				5,108	266,331	5,108	266,331
	Raymond James Financial, Inc.				35,131	601,794	35,131	601,794
	TD Ameritrade Holding Corp.	(a)			95,905	1,366,646	95,905	1,366,646
				1,377,072		5,311,274		6,688,346

	Chemicals 1.4%
	Airgas, Inc.				16,995	662,635	16,995	662,635
	Ashland, Inc.				19,207	201,866	19,207	201,866
	CF Industries Holdings, Inc.				16,276	800,128	16,276	800,128
	FMC Corp.				7,160	320,267	7,160	320,267
	Rohm & Haas Co.				14,481	894,781	14,481	894,781
	Scotts Miracle-Gro Co. (The) Class A		41,400	1,230,408	2,711	80,571	44,111	1,310,979
	Terra Industries, Inc.				43,762	729,512	43,762	729,512
	Valspar Corp.				25,122	454,457	25,122	454,457
				1,230,408		4,144,217		5,374,625

	Commercial Banks 0.6%
	BancorpSouth, Inc.				8,222	192,066	8,222	192,066
	Bank of Hawaii Corp.				5,506	248,706	5,506	248,706
	City National Corp.				2,515	122,480	2,515	122,480
	Commerce Bancshares, Inc.				12,343	542,475	12,343	542,475
	Cullen/Frost Bankers, Inc.				14,570	738,408	14,570	738,408
	First Citizens BancShares Inc. Class A				2,235	341,508	2,235	341,508
	Huntington Bancshares, Inc.				20,152	154,364	20,152	154,364
	TCF Financial Corp.				2,124	29,014	2,124	29,014
						2,369,021		2,369,021

	Commercial Services & Supplies 2.7%
	Brink's Co. (The)				7,351	197,595	7,351	197,595
	Copart, Inc.	(a)	47,200	1,283,368			47,200	1,283,368
	Covanta Holding Corp.	(a)	60,800	1,335,168			60,800	1,335,168
¤	Iron Mountain, Inc.	(a)	106,600	2,636,218	59,083	1,461,122	165,683	4,097,340
	R.R. Donnelley & Sons Co.				72,412	983,355	72,412	983,355

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

			MainStay VP Mid Cap		MainStay VP Mid Cap		MainStay VP Mid Cap Core
			Growth Portfolio		Core Portfolio		Portfolio Combined
			Shares	Value	Shares	Value	Shares	Value
	Republic Services, Inc.				27,121	672,330	27,121	672,330
	Stericycle, Inc.	(a)	24,700	1,286,376	7,639	397,839	32,339	1,684,215
				6,541,130		3,712,241		10,253,371

	Communications Equipment 1.3%
	Brocade Communications Systems, Inc.	(a)			162,963	456,296	162,963	456,296
	F5 Networks, Inc.	(a)			35,263	806,112	35,263	806,112
	Harris Corp.		79,300	3,017,365			79,300	3,017,365
	Tellabs, Inc.	(a)			135,490	558,219	135,490	558,219
				3,017,365		1,820,627		4,837,992

	Computers & Peripherals 1.2%
	Lexmark International, Inc. Class A	(a)			32,379	870,995	32,379	870,995
	Logitech International S.A.	(a)	65,300	1,017,374			65,300	1,017,374
	NetApp, Inc.	(a)			101,781	1,421,880	101,781	1,421,880
	QLogic Corp.	(a)			7,947	106,808	7,947	106,808
	Seagate Technology				16,490	73,051	16,490	73,051
	Teradata Corp.	(a)			10,995	163,056	10,995	163,056
	Western Digital Corp.	(a)			87,849	1,005,871	87,849	1,005,871
				1,017,374		3,641,661		4,659,035

	Construction & Engineering 2.6%
¤	Fluor Corp.		90,800	4,074,196	38,678	1,735,482	129,478	5,809,678
	Foster Wheeler, Ltd.	(a)			26,368	616,484	26,368	616,484
	Quanta Services, Inc.	(a)	167,400	3,314,520			167,400	3,314,520
	URS Corp.	(a)			8,185	333,702	8,185	333,702
				7,388,716		2,685,668		10,074,384

	Consumer Finance 0.1%
	Discover Financial Services				31,726	302,349	31,726	302,349

	Containers & Packaging 1.6%
	Bemis Co., Inc.				16,729	396,143	16,729	396,143
	Crown Holdings, Inc.	(a)	170,600	3,275,520			170,600	3,275,520
	Owens-Illinois, Inc.	(a)	36,600	1,000,278			36,600	1,000,278
	Pactiv Corp.	(a)			24,664	613,640	24,664	613,640
	Sonoco Products Co.				36,312	840,986	36,312	840,986
	Total Containers & Packaging			4,275,798		1,850,769		6,126,567

	Distributors 0.4%
	LKQ Corp.	(a)	143,900	1,677,874			143,900	1,677,874

	Diversified Consumer Services 2.3%
	Apollo Group, Inc. Class A	(a)	25,600	1,961,472	19,307	1,479,302	44,907	3,440,774
	Brinks Home Security Holdings, Inc.	(a)			12,609	276,389	12,609	276,389
	Capella Education Co.	(a)	41,600	2,444,416			41,600	2,444,416
	Career Education Corp.	(a)			44,191	792,787	44,191	792,787
	DeVry, Inc.				11,996	688,690	11,996	688,690
	H&R Block, Inc.				19,810	450,083	19,810	450,083
	Hillenbrand, Inc.				3,913	65,269	3,913	65,269
	ITT Educational Services, Inc.	(a)			5,223	496,081	5,223	496,081
				4,405,888		4,248,601		8,654,489

	Diversified Telecommunication Services 0.7%
	CenturyTel, Inc.				20,232	552,940	20,232	552,940
	Embarq Corp.				5,158	185,482	5,158	185,482
	NTELOS Holdings Corp.		82,300	2,029,518			82,300	2,029,518
				2,029,518		738,422		2,767,940

	Electric Utilities 1.2%
	American Electric Power Co., Inc.				1,438	47,857	1,438	47,857
	DPL, Inc.		76,900	1,756,396			76,900	1,756,396
	Edison International				23,212	745,570	23,212	745,570
	Pepco Holdings, Inc.				7,683	136,450	7,683	136,450
	Pinnacle West Capital Corp.				22,011	707,213	22,011	707,213
	PPL Corp.				728	22,342	728	22,342
	Progress Energy, Inc.				26,142	1,041,759	26,142	1,041,759
				1,756,396		2,701,191		4,457,587

	Electrical Equipment 1.5%
	Cooper Industries, Ltd. Class A				41,081	1,200,798	41,081	1,200,798
	General Cable Corp.	(a)	28,700	507,703			28,700	507,703
	Hubbel, Inc. Class B				16,094	525,952	16,094	525,952
	Rockwell Automation, Inc.				5,497	177,223	5,497	177,223
	Roper Industries, Inc.		72,600	3,151,566			72,600	3,151,566
				3,659,269		1,903,973		5,563,242

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

			MainStay VP Mid Cap		MainStay VP Mid Cap		MainStay VP Mid Cap Core
			Growth Portfolio		Core Portfolio		Portfolio Combined
			Shares	Value	Shares	Value	Shares	Value

	Electronic Equipment & Instruments 2.7%
	Agilent Technologies, Inc.	(a)			47,029	735,063	47,029	735,063
	Amphenol Corp. Class A		130,400	3,126,992	11,656	279,511	142,056	3,406,503
	Anixter International, Inc.	(a)	65,400	1,969,848			65,400	1,969,848
	Arrow Electronics, Inc.	(a)			36,940	695,950	36,940	695,950
	Avnet, Inc.	(a)	127,100	2,314,491			127,100	2,314,491
	AVX Corp.				3,074	24,407	3,074	24,407
	Ingram Micro, Inc. Class A	(a)			21,133	282,971	21,133	282,971
	Jabil Circuit, Inc.				102,793	693,853	102,793	693,853
	National Instruments Corp.				7,066	172,128	7,066	172,128
	Vishay Intertechnology, Inc.	(a)			56,937	194,724	56,937	194,724
				7,411,331		3,078,607		10,489,938

	Energy Equipment & Services 2.8%
	Atwood Oceanics, Inc.	(a)	103,700	1,584,536			103,700	1,584,536
	Cameron International Corp.	(a)			30,860	632,630	30,860	632,630
	Diamond Offshore Drilling, Inc.				2,075	122,301	2,075	122,301
	Dresser-Rand Group, Inc.	(a)			14,765	254,696	14,765	254,696
	ENSCO International, Inc.				29,224	829,669	29,224	829,669
	FMC Technologies, Inc.	(a)			20,543	489,540	20,543	489,540
	Helmerich & Payne, Inc.				9,649	219,515	9,649	219,515
	Key Energy Services, Inc.	(a)			15,339	67,645	15,339	67,645
	National Oilwell Varco, Inc.	(a)	94,000	2,297,360			94,000	2,297,360
	Noble Corp.				56,389	1,245,633	56,389	1,245,633
	Oil States International, Inc.	(a)			2,971	55,528	2,971	55,528
	Patterson-UTI Energy, Inc.				46,098	530,588	46,098	530,588
	SEACOR Holdings, Inc.	(a)			2,550	169,957	2,550	169,957
	Tidewater, Inc.				12,994	523,268	12,994	523,268
	Unit Corp.	(a)			14,375	384,100	14,375	384,100
	Weatherford International, Ltd.	(a)	133,800	1,447,716			133,800	1,447,716
				5,329,612		5,525,070		10,854,682

	Food & Staples Retailing 0.5%
	BJ's Wholesale Club, Inc.	(a)			25,747	882,092	25,747	882,092
	Safeway, Inc.				39,485	938,559	39,485	938,559
						1,820,651		1,820,651

	Food Products 0.6%
	Bunge, Ltd.				686	35,514	686	35,514
	Campbell Soup Co.				11,751	352,647	11,751	352,647
	Corn Products International, Inc.				18,423	531,504	18,423	531,504
	Dean Foods Co.	(a)			13,732	246,764	13,732	246,764
	H.J. Heinz Co.				7,846	295,010	7,846	295,010
	Hershey Co. (The)				11,812	410,349	11,812	410,349
	J.M. Smucker Co. (The)				6,680	289,645	6,680	289,645
						2,161,433		2,161,433

	Gas Utilities 0.2%
	Atmos Energy Corp.				536	12,703	536	12,703
	UGI Corp.				35,903	876,751	35,903	876,751
						889,454		889,454

	Health Care Equipment & Supplies 4.9%
¤	Becton, Dickinson & Co.		70,700	4,835,173			70,700	4,835,173
	C.R. Bard, Inc.		36,500	3,075,490	4,836	407,481	41,336	3,482,971
	Edwards Lifesciences Corp.	(a)			24,164	1,327,812	24,164	1,327,812
	Hill-Rom Holdings, Inc.				30,700	505,322	30,700	505,322
	Hologic, Inc.	(a)	59,844	782,161			59,844	782,161
	Hospira, Inc.	(a)	77,900	2,089,278			77,900	2,089,278
	Resmed, Inc.	(a)			8,075	302,651	8,075	302,651
	St. Jude Medical, Inc.	(a)	105,700	3,483,872	64	2,109	105,764	3,485,981
	Teleflex, Inc.				19,541	979,004	19,541	979,004
	Varian Medical Systems, Inc.	(a)			33,614	1,177,835	33,614	1,177,835
				14,265,974		4,702,214		18,968,188

	Health Care Providers & Services 5.3%
	AmerisourceBergen Corp.				12,432	443,325	12,432	443,325
	CIGNA Corp.				51,994	876,099	51,994	876,099
	Coventry Health Care, Inc.	(a)	38,550	573,624			38,550	573,624
¤	DaVita, Inc.	(a)	52,800	2,617,296	25,352	1,256,698	78,152	3,873,994
	Express Scripts, Inc.	(a)			8,232	452,595	8,232	452,595
	Henry Schein, Inc.	(a)	90,900	3,335,121			90,900	3,335,121
	Humana, Inc.	(a)			21,581	804,540	21,581	804,540
	Laboratory Corp. of America Holdings	(a)			12,758	821,743	12,758	821,743

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay VP Mid Cap		MainStay VP Mid Cap		MainStay VP Mid Cap Core
		Growth Portfolio		Core Portfolio		Portfolio Combined
		Shares	Value	Shares	Value	Shares	Value
LifePoint Hospitals, Inc.	(a)			13,475	307,769	13,475	307,769
Lincare Holdings, Inc.	(a)			36,116	972,604	36,116	972,604
Medco Health Solutions, Inc.	(a)	101,500	4,253,865			101,500	4,253,865
Omnicare, Inc.				49,369	1,370,483	49,369	1,370,483
Quest Diagnostics, Inc.				35,499	1,842,753	35,499	1,842,753
Tenet Healthcare Corp.	(a)			58,647	67,444	58,647	67,444
Universal Health Services, Inc. Class B				11,733	440,809	11,733	440,809
WellCare Health Plans, Inc.	(a)			5,102	65,612	5,102	65,612
			10,779,906		9,722,474		20,502,380

Health Care Technology 0.2%
Cerner Corp.	(a)			8,492	326,517	8,492	326,517
HLTH Corp.	(a)			34,362	359,427	34,362	359,427
					685,944		685,944

Hotels, Restaurants & Leisure 1.3%
Brinker International, Inc.				2,292	24,158	2,292	24,158
Darden Restaurants, Inc.				18,725	527,670	18,725	527,670
Interval Leisure Group, Inc.	(a)			12,842	69,218	12,842	69,218
Panera Bread Co. Class A	(a)			13,087	683,665	13,087	683,665
Penn National Gaming, Inc.	(a)			1,815	38,805	1,815	38,805
Scientific Games Corp.	(a)			7,906	138,671	7,906	138,671
Starbucks Corp.	(a)			60,056	568,130	60,056	568,130
WMS Industries, Inc.	(a)	33,600	903,840			33,600	903,840
Yum! Brands, Inc.		58,100	1,830,150	2,379	74,939	60,479	1,905,089
			2,733,990		2,125,256		4,859,246

Household Durables 2.2%
Centex Corp.				31,279	332,809	31,279	332,809
D.R. Horton, Inc.				111,284	786,778	111,284	786,778
Fortune Brands, Inc.				4,825	199,176	4,825	199,176
Garmin, Ltd.				15,480	296,752	15,480	296,752
Harman International Industries, Inc.				13,292	222,375	13,292	222,375
Jarden Corp.	(a)			8,341	95,921	8,341	95,921
KB Home				22,997	313,219	22,997	313,219
Leggett & Platt, Inc.				75,255	1,143,123	75,255	1,143,123
Lennar Corp. Class A				58,580	507,889	58,580	507,889
M.D.C. Holdings, Inc.				14,698	445,349	14,698	445,349
NVR, Inc.	(a)			2,042	931,662	2,042	931,662
Pulte Homes, Inc.				104,723	1,144,622	104,723	1,144,622
Snap-on, Inc.				3,463	136,373	3,463	136,373
Stanley Works (The)				17,857	608,924	17,857	608,924
Toll Brothers, Inc.	(a)			61,257	1,312,738	61,257	1,312,738
					8,477,710		8,477,710

Household Products 1.4%
Church & Dwight Co., Inc.		44,100	2,474,892	20,898	1,172,796	64,998	3,647,688
Clorox Co. (The)				17,315	962,021	17,315	962,021
Energizer Holdings, Inc.	(a)	16,200	877,068			16,200	877,068
			3,351,960		2,134,817		5,486,777

Independent Power Producers & Energy Traders 0.5%
Calpine Corp.	(a)			53,659	390,637	53,659	390,637
Constellation Energy Group, Inc.				5,613	140,830	5,613	140,830
Mirant Corp.	(a)			8,032	151,564	8,032	151,564
NRG Energy, Inc.	(a)			49,705	1,159,618	49,705	1,159,618
					1,842,649		1,842,649

Insurance 5.0%
Allied World Assurance Holdings, Ltd./Bermuda				24,094	978,216	24,094	978,216
American Financial Group, Inc.				38,788	887,470	38,788	887,470
Aon Corp.				26,140	1,194,075	26,140	1,194,075
Arch Capital Group, Ltd.	(a)			19,544	1,370,034	19,544	1,370,034
Arthur J. Gallagher & Co.				23,164	600,179	23,164	600,179
Assurant, Inc.				7,700	231,000	7,700	231,000
Axis Capital Holdings, Ltd.				51,949	1,512,755	51,949	1,512,755
Brown & Brown, Inc.				49,479	1,034,111	49,479	1,034,111
Cincinnati Financial Corp.				20,268	589,191	20,268	589,191
CNA Financial Corp.				13,417	220,576	13,417	220,576
Endurance Specialty Holdings, Ltd.				22,857	697,824	22,857	697,824
Everest Re Group, Ltd.				236	17,969	236	17,969
Hanover Insurance Group, Inc. (The)				1,272	54,658	1,272	54,658
HCC Insurance Holdings, Inc.				32,508	869,589	32,508	869,589
Marsh & McLennan Cos., Inc.				2,852	69,218	2,852	69,218

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

			MainStay VP Mid Cap		MainStay VP Mid Cap		MainStay VP Mid Cap Core
			Growth Portfolio		Core Portfolio		Portfolio Combined
			Shares	Value	Shares	Value	Shares	Value
	Nationwide Financial Services, Inc. Class A				11,262	587,989	11,262	587,989
	Old Republic International Corp.				70,168	836,403	70,168	836,403
	Principal Financial Group, Inc.				58,406	1,318,224	58,406	1,318,224
	Protective Life Corp.				12,998	186,521	12,998	186,521
	Reinsurance Group of America, Inc.				12,031	515,167	12,031	515,167
	RenaissanceRe Holdings, Ltd.				27,783	1,432,492	27,783	1,432,492
	StanCorp Financial Group, Inc.				5,842	244,020	5,842	244,020
	Torchmark Corp.				9,032	403,730	9,032	403,730
	Transatlantic Holdings, Inc.				9,914	397,155	9,914	397,155
	Unum Group				74,420	1,384,212	74,420	1,384,212
	W.R. Berkley Corp.				55,133	1,709,123	55,133	1,709,123
						19,341,901		19,341,901

	Internet & Catalog Retail 0.0%‡
	HSN, Inc.	(a)			4,423	32,155	4,423	32,155
	Ticketmaster	(a)			8,470	54,378	8,470	54,378
						86,533		86,533

	Internet Software & Services 1.7%
	Akamai Technologies, Inc.	(a)	144,700	2,183,523			144,700	2,183,523
	Equinix, Inc.	(a)	55,000	2,925,450			55,000	2,925,450
	IAC/InterActiveCorp	(a)			44,077	693,331	44,077	693,331
	Sohu.com, Inc.	(a)			12,189	577,027	12,189	577,027
	VeriSign, Inc.	(a)			7,651	145,981	7,651	145,981
	WebMD Health Corp. Class A	(a)			323	7,620	323	7,620
				5,108,973		1,423,959		6,532,932

	IT Services 3.8%
	Affiliated Computer Services, Inc. Class A	(a)			5,426	249,325	5,426	249,325
¤	Alliance Data Systems Corp.	(a)	56,300	2,619,639	26,393	1,228,066	82,693	3,847,705
	Broadridge Financial Solutions LLC				41,375	518,842	41,375	518,842
	Computer Sciences Corp.	(a)			43,536	1,529,855	43,536	1,529,855
	Fidelity National Information Services, Inc.				26,290	427,738	26,290	427,738
	Fiserv, Inc.	(a)	61,900	2,251,303	37,776	1,373,913	99,676	3,625,216
	Global Payments, Inc.				28,325	928,777	28,325	928,777
	Lender Processing Services, Inc.				37,079	1,091,977	37,079	1,091,977
	NeuStar, Inc. Class A	(a)	57,500	1,099,975			57,500	1,099,975
	Paychex, Inc.				14,816	389,364	14,816	389,364
	SAIC, Inc.	(a)			38,820	756,214	38,820	756,214
				5,970,917		8,494,071		14,464,988

	Leisure Equipment & Products 0.5%
	Eastman Kodak Co.				91,811	604,116	91,811	604,116
	Hasbro, Inc.				45,599	1,330,123	45,599	1,330,123
						1,934,239		1,934,239

	Life Sciences Tools & Services 2.4%
	ICON PLC, Sponsored ADR	(a)(b)	30,700	604,483			30,700	604,483
	Life Technologies Corp.	(a)			14,443	336,666	14,443	336,666
	Millipore Corp.	(a)	53,400	2,751,168			53,400	2,751,168
	PerkinElmer, Inc.				3,605	50,146	3,605	50,146
	Pharmaceutical Product Development, Inc.		33,500	971,835	6,339	183,894	39,839	1,155,729
	Techne Corp.				1,292	83,360	1,292	83,360
	Thermo Fisher Scientific, Inc.	(a)	118,800	4,047,516			118,800	4,047,516
				8,375,002		654,066		9,029,068

	Machinery 3.2%
	Actuant Corp. Class A		138,400	2,632,368			138,400	2,632,368
	AGCO Corp.	(a)			22,783	537,451	22,783	537,451
	Bucyrus International, Inc.				4,330	80,192	4,330	80,192
	Crane Co.				3,485	60,081	3,485	60,081
	Cummins, Inc.				40,772	1,089,836	40,772	1,089,836
	Dover Corp.				47,536	1,564,885	47,536	1,564,885
	Gardner Denver, Inc.	(a)			18,145	423,504	18,145	423,504
	IDEX Corp.				4,946	119,446	4,946	119,446
	ITT Corp.				18,707	860,335	18,707	860,335
	John Bean Technologies Corp.				13,583	110,973	13,583	110,973
	Joy Global, Inc.		95,600	2,188,284	4,228	96,779	99,828	2,285,063
	Lincoln Electric Holdings, Inc.				2,564	130,584	2,564	130,584
	Parker Hannifin Corp.				39,140	1,665,016	39,140	1,665,016
	Pentair, Inc.				5,679	134,422	5,679	134,422
	SPX Corp.				2,301	93,305	2,301	93,305
	Timken Co. (The)				2,266	44,482	2,266	44,482

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

			MainStay VP Mid Cap		MainStay VP Mid Cap		MainStay VP Mid Cap Core
			Growth Portfolio		Core Portfolio		Portfolio Combined
			Shares	Value	Shares	Value	Shares	Value
	Toro Co. (The)				7,465	246,345	7,465	246,345
				4,820,652		7,257,636		12,078,288

	Media 1.4%
	Dish Network Corp. Class A	(a)			82,296	912,663	82,296	912,663
	DreamWorks Animation SKG, Inc. Class A	(a)			19,860	501,663	19,860	501,663
	EW Scripps Co. Class A				5,460	12,067	5,460	12,067
	Interpublic Group of Cos., Inc. (The)	(a)			220,710	874,011	220,710	874,011
	John Wiley & Sons, Inc. Class A				4,986	177,402	4,986	177,402
	Liberty Media Corp. Entertainment Class A	(a)			104,058	1,818,934	104,058	1,818,934
	McGraw-Hill Cos., Inc. (The)				39,074	906,126	39,074	906,126
	Warner Music Group Corp.				3,343	10,096	3,343	10,096
	Washington Post Co. Class B				727	283,712	727	283,712
						5,496,674		5,496,674

	Metals & Mining 0.1%
	Cliffs Natural Resources, Inc.				5,902	151,150	5,902	151,150
	Reliance Steel & Aluminum Co.				7,676	153,060	7,676	153,060
						304,210		304,210

	Multi-Utilities 1.5%
	CenterPoint Energy, Inc.				15,132	190,966	15,132	190,966
	Consolidated Edison, Inc.				809	31,494	809	31,494
	DTE Energy Corp.				37,538	1,338,980	37,538	1,338,980
	MDU Resources Group, Inc.				8,275	178,575	8,275	178,575
	NSTAR				23,565	859,887	23,565	859,887
	PG&E Corp.				58,629	2,269,529	58,629	2,269,529
	Puget Energy, Inc.				12,105	330,103	12,105	330,103
	Sempra Energy				6,259	266,821	6,259	266,821
	TECO Energy, Inc.				11,458	141,506	11,458	141,506
	Vectren Corp.				3,969	99,265	3,969	99,265
						5,707,126		5,707,126

	Multiline Retail 1.6%
	Big Lots, Inc.	(a)			40,101	581,063	40,101	581,063
	Dollar Tree, Inc.	(a)			35,776	1,495,437	35,776	1,495,437
	Family Dollar Stores, Inc.				53,154	1,385,725	53,154	1,385,725
	J.C. Penney Co., Inc.				41,894	825,312	41,894	825,312
	Kohl's Corp.	(a)	54,100	1,958,420			54,100	1,958,420
				1,958,420		4,287,537		6,245,957

	Oil, Gas & Consumable Fuels 3.0%
	Alpha Natural Resources, Inc.	(a)			32,430	525,042	32,430	525,042
	Cimarex Energy Co.				32,638	874,046	32,638	874,046
	Continental Resources, Inc.	(a)			5,544	114,816	5,544	114,816
	Encore Acquisition Co.	(a)			26,240	669,645	26,240	669,645
	Forest Oil Corp.	(a)			4,275	70,495	4,275	70,495
	Foundation Coal Holdings, Inc.				5,549	77,797	5,549	77,797
	Frontline, Ltd.				12,102	358,340	12,102	358,340
	Mariner Energy, Inc.	(a)			10,870	110,874	10,870	110,874
	Massey Energy Co.				18,670	257,459	18,670	257,459
	Murphy Oil Corp.				36,731	1,629,020	36,731	1,629,020
	Newfield Exploration Co.	(a)	126,100	2,490,475			126,100	2,490,475
	Noble Energy, Inc.				14,118	694,888	14,118	694,888
	Peabody Energy Corp.		58,800	1,337,700			58,800	1,337,700
	PetroHawk Energy Corp.	(a)			9,743	152,283	9,743	152,283
	Pioneer Natural Resources Co.				9,073	146,801	9,073	146,801
	Southwestern Energy Co.	(a)			8,017	232,252	8,017	232,252
	St. Mary Land & Exploration Co.				11,347	230,458	11,347	230,458
	Sunoco, Inc.				24,108	1,047,734	24,108	1,047,734
	W&T Offshore, Inc.				12,979	185,859	12,979	185,859
	Whiting Petroleum Corp.	(a)			5,177	173,222	5,177	173,222
				3,828,175		7,551,031		11,379,206

	Paper & Forest Products 0.3%
	International Paper Co.				38,979	459,952	38,979	459,952
	MeadWestvaco Corp.				70,825	792,532	70,825	792,532
						1,252,484		1,252,484

	Personal Products 2.0%
	Alberto-Culver Co.				7,347	180,075	7,347	180,075
	Avon Products, Inc.		88,100	2,117,043	241	5,791	88,341	2,122,834
¤	Chattem, Inc.	(a)	64,000	4,577,920			64,000	4,577,920
	Estee Lauder Cos., Inc. (The) Class A				9,025	279,414	9,025	279,414
	Herbalife, Ltd.				15,947	345,731	15,947	345,731
	NBTY, Inc.	(a)			6,517	101,991	6,517	101,991
				6,694,963		913,002		7,607,965

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay VP Mid Cap		MainStay VP Mid Cap		MainStay VP Mid Cap Core
		Growth Portfolio		Core Portfolio		Portfolio Combined
		Shares	Value	Shares	Value	Shares	Value

Pharmaceuticals 1.6%
Allergan, Inc.				88	3,548	88	3,548
Endo Pharmaceuticals Holdings, Inc.	(a)			56,521	1,462,764	56,521	1,462,764
Forest Laboratories, Inc.	(a)			68,828	1,753,049	68,828	1,753,049
King Pharmaceuticals, Inc.	(a)			117,450	1,247,319	117,450	1,247,319
Perrigo Co.				4,589	148,271	4,589	148,271
Sepracor, Inc.	(a)			12,959	142,290	12,959	142,290
Watson Pharmaceuticals, Inc.	(a)			49,278	1,309,316	49,278	1,309,316
					6,066,557		6,066,557

Professional Services 0.8%
Dun & Bradstreet Corp.				6,839	527,971	6,839	527,971
Manpower, Inc.				35,457	1,205,184	35,457	1,205,184
Monster Worldwide, Inc.	(a)			44,101	533,181	44,101	533,181
Robert Half International, Inc.				41,049	854,640	41,049	854,640
					3,120,976		3,120,976

Real Estate Investment Trusts 2.0%
Annaly Capital Management, Inc.				4,021	63,813	4,021	63,813
CapitalSource, Inc.				84,275	389,351	84,275	389,351
Digital Realty Trust, Inc.		52,400	1,721,340	4,462	146,577	56,862	1,867,917
Health Care, Inc.				9,984	421,325	9,984	421,325
Hospitality Properties Trust				5,900	87,733	5,900	87,733
Host Hotels & Resorts, Inc.				137,777	1,042,972	137,777	1,042,972
Liberty Property Trust				17,263	394,114	17,263	394,114
Mack-Cali Realty Corp.				19,937	488,456	19,937	488,456
Plum Creek Timber Co., Inc.				27,466	954,169	27,466	954,169
Public Storage				24,872	1,977,324	24,872	1,977,324
			1,721,340		5,965,834		7,687,174

Road & Rail 0.3%
J.B. Hunt Transport Services, Inc.				23,196	609,359	23,196	609,359
Kansas City Southern	(a)			9,351	178,137	9,351	178,137
Ryder System, Inc.				13,753	533,341	13,753	533,341
					1,320,837		1,320,837

Semiconductors & Semiconductor Equipment 2.5%
Altera Corp.				45,323	757,347	45,323	757,347
Analog Devices, Inc.				27,385	520,863	27,385	520,863
Broadcom Corp. Class A	(a)			89,484	1,518,543	89,484	1,518,543
Cypress Semiconductor Corp.	(a)			18,944	84,680	18,944	84,680
Integrated Device Technology, Inc.	(a)			84,462	473,832	84,462	473,832
KLA-Tencor Corp.				53,153	1,158,204	53,153	1,158,204
Lam Research Corp.	(a)			50,588	1,076,513	50,588	1,076,513
LSI Corp.	(a)			263,271	866,161	263,271	866,161
Marvell Technology Group, Ltd.	(a)			94,357	629,361	94,357	629,361
National Semiconductor Corp.				85,571	861,700	85,571	861,700
Novellus Systems, Inc.	(a)			49,346	608,930	49,346	608,930
ON Semiconductor Corp.	(a)			120,792	410,693	120,792	410,693
Silicon Laboratories, Inc.	(a)			6,113	151,480	6,113	151,480
Xilinx, Inc.				20,728	369,373	20,728	369,373
					9,487,680		9,487,680

Software 3.7%
Autodesk, Inc.	(a)	104,300	2,049,495	64,749	1,272,318	169,049	3,321,813
BMC Software, Inc.	(a)			36,312	977,156	36,312	977,156
CA, Inc.				82,739	1,533,154	82,739	1,533,154
Compuware Corp.	(a)			128,975	870,581	128,975	870,581
FactSet Research Systems, Inc.		36,700	1,623,608			36,700	1,623,608
Intuit, Inc.	(a)			17,430	414,660	17,430	414,660
McAfee, Inc.	(a)	57,100	1,973,947	13,876	479,693	70,976	2,453,640
MICROS Systems, Inc.	(a)	90,600	1,478,592			90,600	1,478,592
Red Hat, Inc.	(a)			35,928	474,968	35,928	474,968
Synopsys, Inc.	(a)			62,721	1,161,593	62,721	1,161,593
			7,125,642		7,184,123		14,309,765

Specialty Retail 4.0%
Advance Auto Parts, Inc.				27,139	913,227	27,139	913,227
American Eagle Outfitters, Inc.				10,789	100,985	10,789	100,985
AnnTaylor Stores Corp.	(a)			21,650	124,921	21,650	124,921
AutoZone, Inc.	(a)	11,600	1,617,852	7,366	1,027,336	18,966	2,645,188
Barnes & Noble, Inc.				10,968	164,520	10,968	164,520
Foot Locker, Inc.				76,317	560,167	76,317	560,167
Gap, Inc. (The)				114,625	1,534,829	114,625	1,534,829
Guess?, Inc.		119,700	1,837,395			119,700	1,837,395

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

			MainStay VP Mid Cap		MainStay VP Mid Cap		MainStay VP Mid Cap Core
			Growth Portfolio		Core Portfolio		Portfolio Combined
			Shares	Value	Shares	Value	Shares	Value
	Limited Brands, Inc.				51,709	519,158	51,709	519,158
	PetSmart, Inc.		99,800	1,841,310	8,130	149,998	107,930	1,991,308
	RadioShack Corp.				64,704	772,566	64,704	772,566
	Ross Stores, Inc.				40,605	1,207,187	40,605	1,207,187
	Sherwin-Williams Co. (The)				27,372	1,635,477	27,372	1,635,477
	TJX Cos., Inc.				14,476	297,771	14,476	297,771
	Urban Outfitters, Inc.	(a)	73,000	1,093,540			73,000	1,093,540
				6,390,097		9,008,142		15,398,239

	Textiles, Apparel & Luxury Goods 2.1%
¤	Coach, Inc.	(a)	161,100	3,346,047	54,779	1,137,760	215,879	4,483,807
	Jones Apparel Group, Inc.				26,410	154,763	26,410	154,763
	Phillips-Van Heusen Corp.		79,300	1,596,309	23,794	478,973	103,094	2,075,282
	Polo Ralph Lauren Corp.				26,016	1,181,386	26,016	1,181,386
				4,942,356		2,952,882		7,895,238

	Thrifts & Mortgage Finance 0.4%
	New York Community Bancorp, Inc.		100,600	1,203,176			100,600	1,203,176
	Peoples United Financial				10,328	184,148	10,328	184,148
				1,203,176		184,148		1,387,324

	Tobacco 0.2%
	Lorillard, Inc.				31	1,747	31	1,747
	UST, Inc.				11,405	791,279	11,405	791,279
						793,026		793,026

	Trading Companies & Distributors 0.1%
	United Rentals, Inc.	(a)			3,720	33,926	3,720	33,926
	WESCO International, Inc.	(a)			10,313	198,319	10,313	198,319
						232,245		232,245

	Water Utilities 0.1%
	American Water Works Co., Inc.				3,962	82,726	3,962	82,726
	Aqua America, Inc.				12,037	247,842	12,037	247,842
						330,568		330,568

	Wireless Telecommunication Services 1.6%
	American Tower Corp. Class A	(a)	64,100	1,879,412	58	1,701	64,158	1,881,113
	NII Holdings, Inc.	(a)			56,175	1,021,261	56,175	1,021,261
	SBA Communications Corp. Class A	(a)	167,400	2,731,968			167,400	2,731,968
	Telephone and Data Systems, Inc.				17,341	550,577	17,341	550,577
				4,611,380		1,573,539		6,184,919

	Total Common Stocks
	(Cost $213,484,543, Cost $249,526,894, Cost $463,011,437)			165,384,748		198,516,280		363,901,028

	Exchange Traded Funds 1.2%	(c)
	iShares Russell Midcap Growth Index Fund		90,600	2,837,592			90,600	2,837,592
	S&P 500 Index - SPDR Trust Series 1				8,743	788,968	8,743	788,968
	S&P MidCap 400 Index - MidCap SPDR Trust Series 1				8,148	791,660	8,148	791,660
	Total Exchange Traded Funds
	(Cost $4,420,458, Cost $1,576,807, Cost $5,997,265)			2,837,592		1,580,628		4,418,220

	Princpal		Princpal		Princpal
	Amount		Amount		Amount
Short-Term Investment 4.7%
Repurchase Agreement 4.7%
State Street Bank and Trust Co. 0.01%, dated 12/31/08 due 1/2/09 Proceeds at Maturity $16,606,667, $1,575,460 and $18,182,127 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 2/12/09, with a Principal Amount of $16,940,000, $1,610,000 and $18,550,000 and a Market Value of $16,940,000, $1,610,000 and $18,550,000)	$16,606,658	16,606,658	$1,575,459	1,575,459	$18,182,117	18,182,117
Total Short-Term Investment
(Cost $16,606,658, Cost $1,575,459, Cost $18,182,117)		16,606,658		1,575,459		18,182,117

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

			MainStay VP Mid Cap		MainStay VP Mid Cap		MainStay VP Mid Cap Core
			Growth Portfolio		Core Portfolio		Portfolio Combined
			Shares	Value	Shares	Value	Shares	Value

	Total Investments
	(Cost $234,511,659, Cost $252,679,160, Cost $487,190,819)	(d)	101.2%	184,828,998	100.5%	201,672,367	100.8%	386,501,365
	Liabilities in Excess of
	Cash and Other Assets		(1.2)	(2,187,996)	(0.5)	(1,075,644)	(0.8)	(3,263,640)
	Net Assets		100.0%	$182,641,002	100.0%	$200,596,723	100.0%	$383,237,725

	Please note that no securities are required to be sold as a result of the Reorganization.
†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of December 31, 2008, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At December 31, 2008, cost is $235,663,589, $262,592,402 and $498,255,991 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$4,162,578		$6,402,889		$10,565,467
	Gross unrealized depreciation			(54,997,169)		(67,322,924)		(122,320,093)
	Net unrealized depreciation			$(50,834,591)		$(60,920,035)		$(111,754,626)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$168,222,340	$200,096,908	$368,319,248
Level 2 - Other Significant Observable Inputs	16,606,658	1,575,459	18,182,117
Level 3 - Significant Unobservable Inputs	-	-	-
Total	$184,828,998	$201,672,367	$386,501,365

The Portfolio did not hold other financial instruments as of December 31, 2008.

At December 31, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganizations between
MainStay VP Mid Cap Value Portfolio and MainStay VP ICAP Select Equity Portfolio and
between MainStay VP Mid Cap Growth and MainStay VP Mid Cap Core Portfolio

Pro Forma Statements of Assets & Liabilities
At December 31, 2008 (unaudited)

Reorganization between MainStay VP Mid Cap Value Portfolio and MainStay VP ICAP Select Equity Portfolio

	MainStay VP Mid Cap Value Portfolio		MainStay VP ICAP Select Equity Portfolio		Adjustments	MainStay VP ICAP Select Equity Portfolio Combined
Assets:
Investment in securities, at value	$260,290,585	(a)	$654,858,993	(b)	$-	$915,149,578	(c)
Cash	-		1,402		-	1,402
Receivables:
Investment securities sold	216,988		7,508,412		-	7,725,400
Dividends and interest	383,246		1,113,249		-	1,496,495
Fund shares sold	8,972		92,186		-	101,158
Other assets	1,006		2,141		-	3,147

Total assets	260,900,797		663,576,383		-	924,477,180

Liabilities:
Payables:						-
Investment securities purchased	382,407		7,913,199		-	8,295,606
Fund shares redeemed	143,456		78,687		-	222,143
Manager	153,882		407,057		-	560,939
Shareholder communication	59,589		102,436		49,330	211,355
Professional fees	31,954		47,731		41,648	121,333
Custodian	5,414		8,199		-	13,613
NYLIFE Distributors	25,080		42,682		-	67,762
Directors	1,243		3,094		-	4,337
Accrued expenses	5,319		4,125		-	9,444

Total liabilities	808,344		8,607,210		90,978	9,506,532

Net assets	$260,092,453		$654,969,173		$(90,978)	$914,970,648

Composition of Net Assets:
Capital stock (par value of $.01 per share) 200 million shares authorized	$397,488		$780,145		(87,484)	$1,090,149
Additional paid-in capital	393,540,045		1,029,715,726		87,484	1,423,343,255
	393,937,533		1,030,495,871		-	1,424,433,404
Accumulated distributions in excess of net investment income	5,876,133		12,710,920		(90,978)	18,496,075
Accumulated net realized loss on investments transactions	(68,048,355)		(184,166,740)		-	(252,215,095)
Net unrealized depreciation on investments	(71,672,858)		(204,070,878)		-	(275,743,736)
Net assets	$260,092,453		$654,969,173		$(90,978)	$914,970,648

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay VP Mid Cap Value Portfolio	MainStay VP ICAP Select Equity Portfolio	Adjustments		MainStay VP ICAP Select Equity Portfolio Combined

Initial Class
Net assets applicable to outstanding shares	$141,082,825	$456,377,235	$(49,350)	(e)	$597,410,710
Shares of capital stock outstanding	21,519,550	54,245,887	(4,749,815)	(d)	71,015,622
Net asset value per share outstanding	$6.56	$8.41	$-		$8.41

Service Class
Net assets applicable to outstanding shares	$119,009,628	$198,591,938	$(41,628)	(e)	$317,559,938
Shares of capital stock outstanding	18,229,273	23,768,632	(3,998,651)	(d)	37,999,254
Net asset value per share outstanding	$6.53	$8.36	$-		$8.36

(a) Identified cost $331,963,443.
(b) Identified cost $858,929,871.
(c) Identified cost $1,190,893,314.
(d) Reflects share adjustments, net of retired shares of MainStay VP Mid Cap Value Portfolio (Calculation: Net Assets/NAV per share)
(e) Reflects the adjustments for the cost of the Reorganization.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganization between MainStay VP Mid Cap Growth Portfolio and MainStay VP Mid Cap Core Portfolio

	MainStay VP Mid Cap Growth Portfolio		MainStay VP Mid Cap Core Portfolio		Adjustments		MainStay VP Mid Cap Core Portfolio Combined
Assets:
Investment in securities, at value	$184,828,998	(a)	$201,672,367	(b)	$-		$386,501,365	(c)
Cash	-		456		-		456
Receivables:
Investment securities sold			2,482,262		-		2,482,262
Dividends and interest	88,764		261,647		-		350,411
Fund shares sold	25,287		219,252		-		244,539
Other assets	811		780		-		1,591

Total assets	184,943,860		204,636,764		-		389,580,624

Liabilities:
Payables:							-
Investment securities purchased	1,964,463		3,656,484		-		5,620,947
Fund shares redeemed	120,375		22,928		-		143,303
Manager	117,603		145,762		-		263,365
Shareholder communication	41,462		45,052		49,619		136,133
Professional fees	26,406		26,364		40,432		93,202
Custodian	5,087		28,648		-		33,735
Transfer agent	-		0		-		-
NYLIFE Distributors	22,434		19,514		-		41,948
Directors	935		963		-		1,898
Accrued expenses	4,093		4,275		-		8,368
Dividend payable	-		0		-		-

Total liabilities	2,302,858		3,949,990		90,051		6,342,899

Net assets	$182,641,002		$200,686,774		$(90,051)		$383,237,725

Composition of Net Assets:
Capital stock (par value of $.01 per share) 200 million shares authorized	$246,487		$284,747		12,773		$544,007
Additional paid-in capital	238,673,726		330,876,832		(12,773)		569,537,785
	238,920,213		331,161,579		-		570,081,792
Accumulated distributions in excess of net investment income	17,292		1,208,607		(90,051)		1,135,848
Accumulated net realized loss on investments transactions	(6,613,842)		(80,676,619)		-		(87,290,461)
Net unrealized depreciation on investments	(49,682,661)		(51,006,793)		-		(100,689,454)
Net assets	$182,641,002		$200,686,774		$(90,051)		$383,237,725

Initial Class
Net assets applicable to outstanding shares	77,905,080		$108,881,650		$(38,411)	(e)	$186,748,319
Shares of capital stock outstanding	10,409,758		15,402,665		603,915	(d)	26,416,338
Net asset value per share outstanding	7.48		$7.07		$-		$7.07

Service Class
Net assets applicable to outstanding shares	$104,735,922		$91,805,124		$(51,640)	(e)	$196,489,406
Shares of capital stock outstanding	14,238,947		13,072,049		673,344	(d)	27,984,340
Net asset value per share outstanding	$7.36		$7.02		$-		$7.02

(a) Identified cost $234,511,659.
(b) Identified cost $252,679,160.
(c) Identified cost $487,190,819.
(d) Reflects share adjustments, net of retired shares of MainStay VP Mid Cap Growth Portfolio. (Calculation: Net Assets/NAV per share)
(e) Reflects the adjustments for the cost of the Reorganization

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganizations between
MainStay VP Mid Cap Value Portfolio and MainStay VP ICAP Select Equity Portfolio and
between MainStay VP Mid Cap Growth and MainStay VP Mid Cap Core Portfolio

Pro Forma Statements of Operations
For the year ended December 31, 2008 (unaudited)

Reorganization between MainStay VP Mid Cap Value Portfolio and MainStay VP ICAP Select Equity Portfolio

	MainStay VP Mid Cap Value Portfolio	MainStay VP ICAP Select Equity Portfolio	Adjustments		MainStay VP ICAP Select Equity Portfolio Combined
Investment Income:
Income:
Interest	$224,432	$152,902	$-		$377,334
Income from securities loaned - net	247,700	145,482	-		393,182
Dividends (a)	8,619,384	18,208,647	-		26,828,031

Total income	9,091,516	18,507,031	-		27,598,547

Expenses:
Manager	2,555,235	4,894,288	(38,051)	(b)	7,411,472
Distribution and service -- Service Class	411,280	534,491	-		945,771
Shareholder communication	72,718	203,735	(36,500)	(c)	239,953
Administration	-	261,356	-		261,356
Professional fees	81,654	142,309	(29,000)	(c)	194,963
Custodian	14,337	13,882	-		28,219
Directors	15,294	26,005	-		41,299
Miscellaneous	28,015	55,334	-		83,349

Total expenses before waiver	3,178,533	6,131,400	(103,551)		9,206,382

Expense waiver from Manager	-	(335,384)	(186,544)	(b)	(521,928)

Net expenses	3,178,533	5,796,016	(290,095)		8,684,454

Net investment income	5,912,983	12,711,015	290,095		18,914,093

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Security transactions	(68,275,988)	(183,074,232)			(251,350,220)
Written option transactions	226,496	-			226,496

Net realized gain (loss) on investments and written option transactions	(68,049,492)	(183,074,232)	-		(251,123,724)
Net change in unrealized appreciation (depreciation) on:
Security transactions	(73,100,319)	(220,528,527)			(293,628,846)
Written option transactions	(65,998)	-			(65,998)
Translation of other assets and liabilities in foreign currencies	(1,002)	-			(1,002)
	(73,167,319)	(220,528,527)	-		(293,695,846)
Net realized and unrealized loss on investments	(141,216,811)	(403,602,759)	-		(544,819,570)
Net increase (decrease) in net assets resulting from operations	$(135,303,828)	$(390,891,744)	$290,095		$(525,905,477)

(a) Net of foreign withholding tax.
(b) Reflects adjustment in expenses due to management fees rate of surviving fund.
(c) Reflects adjustment in expenses based on estimated economies of scale.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganization between MainStay VP Mid Cap Growth Portfolio and MainStay VP Mid Cap Core Portfolio

	MainStay VP Mid Cap Growth Portfolio	MainStay VP Mid Cap Core Portfolio	Adjustments		MainStay VP Mid Cap Core Portfolio Combined
Investment Income:
Income:
Interest	$313,021	$6,877	$-		$319,898
Income from securities loaned - net	294,842	184,638	-		479,480
Dividends	1,095,439	4,052,236	-		5,147,675

Total income	1,703,302	4,243,751	-		5,947,053

Expenses:
Manager	2,177,049	2,466,039	290,273	(a)	4,933,361
Distribution and service -- Service Class	400,766	336,146	-		736,912
Shareholder communication	58,555	58,251	(29,000)	(b)	87,806
Professional fees	66,927	65,712	(23,700)	(b)	108,939
Custodian	12,908	64,007	-		76,915
Directors	12,450	12,264	-		24,714
Miscellaneous	22,970	22,364	-		45,334

Total expenses before waiver	2,751,625	3,024,783	237,573		6,013,981
Expense waiver from Manager	-	-	-		-

Net expenses	2,751,625	3,024,783	237,573		6,013,981

Net investment income	(1,048,323)	1,218,968	(237,573)		(66,928)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Security transactions	(6,595,027)	(78,670,448)			(85,265,475)
Written option transactions	-	-			-

Net realized gain (loss) on investments and written option transactions	(6,595,027)	(78,670,448)	-		(85,265,475)
Net change in unrealized appreciation (depreciation) on:
Security transactions	(152,131,047)	(71,387,918)			(223,518,965)
Written option transactions	-	-			-
Translation of other assets and liabilities in foreign currencies	-	-			-
	(152,131,047)	(71,387,918)	-		(223,518,965)
Net realized and unrealized loss on investments	(158,726,074)	(150,058,366)	-		(308,784,440)
Net increase (decrease) in net assets resulting from operations	$(159,774,397)	$(148,839,398)	$(237,573)		$(308,851,368)

(a) Reflects adjustment in expenses based upon management fee for surviving portfolio.
(b) Reflects adjustment in expenses based upon estimated economies of scale.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganizations between
MainStay VP Mid Cap Value Portfolio and MainStay VP ICAP Select Equity Portfolio and
between MainStay VP Mid Cap Growth Portfolio and MainStay VP Mid Cap Core Portfolio

Pro Forma Notes to the Financial Statements
At December 31, 2008

Reorganization between VP Mid Cap Value Portfolio and MainStay VP ICAP Select Equity Portfolio

Note 1 – Basis of Combination:
At meetings on June 23, 2009, the Board of Directors of the MainStay VP Series Fund, Inc (the “Fund”), approved the combination whereby, the MainStay VP ICAP Select Equity Portfolio (“VP ICAP Select Equity Portfolio”), a series of the Fund, will acquire all of the assets of MainStay VP Mid Cap Value Portfolio (“VP Mid Cap Value Portfolio”), and assume the liabilities of such Portfolio, in exchange for a number of shares of VP ICAP Select Equity Portfolio equal in value to the net assets of the VP Mid Cap Value Portfolio (the “Reorganization”). The Reorganization is subject to the approval of the shareholders of VP Mid Cap Value Portfolio.

The Reorganization will be accounted for as a tax-free reorganization. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2008. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of VP ICAP Select Equity Portfolio and VP Mid Cap Value Portfolio at December 31, 2008. The unaudited pro forma statement of operations reflects the results of operations of ICAP Select Equity Portfolio and VP Mid Cap Value Portfolio for the year ended December 31, 2008 as if the merger occurred as of January 1, 2008. These statements have been derived from the Portfolio’s respective books and records utilized in calculating daily net asset value at the date indicated above for VP ICAP Select Equity Portfolio and VP Mid Cap Value Portfolio under generally accepted accounting principles in the United States. The historical cost of investment securities will be carried forward to the surviving entity, which is the VP ICAP Select Equity Portfolio.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio that are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:
The net asset value per share of each class of shares of a Portfolio is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading as of the close of regular trading on the exchange. The net asset value per share of each class of shares of a Portfolio is determined by taking the current market value of total assets attributable to that class, subtracting the liabilities attributable to that class, and dividing the result by the outstanding shares of that class.

Debt securities are valued at prices supplied by a pricing agent or broker selected by a Portfolio’s Manager in consultation with the Portfolio’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by a Portfolio’s Manager, in consultation with the Portfolio’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange (generally 4:00 p.m. Eastern time) on each day a Portfolio is open for business (“valuation date”). Investments in other mutual funds are valued at their net asset values as of the close of the Exchange on the valuation date. Equity securities are valued at the latest quoted sales prices as of the close of trading on the Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Portfolios’ Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of a Portfolio’s Manager or Subadvisor, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At December 31, 2008, none of the securities of VP ICAP Select Equity Portfolio or VP Mid Cap Value Portfolio were valued in such a manner.

The Portfolios adopted Financial Accounting Standards Board (The "FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for the fiscal year beginning January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolios utilized the following fair value techniques: a multi-dimensional relational pricing model, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

Note 3 – Capital Shares:
The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of VP Mid Cap Value Portfolio by VP ICAP Select Equity Portfolio as of December 31, 2008. The number of retired shares was calculated by dividing the net asset value of each Class of VP Mid Cap Value Portfolio by the respective Class net asset value per share of VP ICAP Select Equity Portfolio. As of December 31, 2008, the number of outstanding shares of Initial Class of the VP Mid Cap Value Portfolio was 21,519,550. If the Reorganization was effected on December 31, 2008, shareholders of the Initial Class of VP Mid Cap Value Portfolio would have received 16,769,735 Initial Class shares of the VP ICAP Select Equity Portfolio in the Reorganization.  As of December 31, 2008, the number of outstanding shares of Service Class of the VP Mid Cap Value Portfolio was 18,229,273. If the Reorganization was effected on December 31, 2008, shareholders of the Service Class of VP Mid Cap Value Portfolio would have received 14,230,622 Service Class shares of the VP ICAP Select Equity Portfolio in the Reorganization.

Note 4 – Unaudited Pro Forma Adjustments:
The accompanying unaudited pro forma financial statements reflect changes in portfolio shares as if the Reorganization had taken place on December 31, 2008. VP Mid Cap Value Portfolio expenses were adjusted assuming VP ICAP Select Equity Portfolio’s fee structure was in effect for the year ended December 31, 2008.

Note 5 – Use of Estimates:
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 6 – Federal Income Taxes:
Each of the Portfolios is treated as a separate entity for federal income tax purposes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolios within the allowable time limits. Therefore, no federal income tax provision is required.

Reorganization between MainStay VP Mid Cap Growth Portfolio and MainStay VP Mid Cap Core Portfolio

Note 1 – Basis of Combination:
At meetings on June 23, 2009, the Board of Directors of the MainStay VP Series Fund, Inc (the “Fund”), approved the combination whereby, the MainStay VP Mid Cap Core Portfolio (“VP Mid Cap Core Portfolio”), a series of the Fund, will acquire all of the assets of MainStay VP Mid Cap Growth  Portfolio (“VP Mid Cap Growth Portfolio”), and assume the liabilities of such Portfolio, in exchange for a number of shares of VP Mid Cap Core Portfolio equal in value to the net assets of the VP Mid Cap Growth Portfolio (the “Reorganization”). The Reorganization is subject to the approval of the shareholders of VP Mid Cap Growth Portfolio.

The Reorganization will be accounted for as a tax-free reorganization. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2008. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of VP Mid Cap Core Portfolio and VP Mid Cap Growth Portfolio at December 31, 2008. The unaudited pro forma statement of operations reflects the results of operations of VP Mid Cap Core Portfolio and VP Mid Cap Growth Portfolio for the year ended December 31, 2008 as if the merger occurred as of January 1, 2008. These statements have been derived from the Portfolio’s respective books and records utilized in calculating daily net asset value at the date indicated above for VP Mid Cap Core Portfolio and VP Mid Cap Growth Portfolio under generally accepted accounting principles in the United States. The historical cost of investment securities will be carried forward to the surviving entity, which is the VP Mid Cap Core Portfolio.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio that are incorporated by reference in the Statements of Additional Information.

Note 2 – Security Valuation:
The net asset value per share of each class of shares of a Portfolio is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading as of the close of regular trading on the exchange. The net asset value per share of each class of shares of a Portfolio is determined by taking the current market value of total assets attributable to that class, subtracting the liabilities attributable to that class, and dividing the result by the outstanding shares of that class.

Debt securities are valued at prices supplied by a pricing agent or broker selected by a Portfolio’s Manager in consultation with the Portfolio’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by a Portfolio’s Manager, in consultation with the Portfolio’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange (generally 4:00 p.m. Eastern time) on each day a Portfolio is open for business (“valuation date”). Investments in other mutual funds are valued at their net asset values as of the close of the Exchange on the valuation date. Equity securities are valued at the latest quoted sales prices as of the close of trading on the Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Portfolios’ Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of a Portfolio’s Manager or Subadvisor, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At December 31, 2008, none of the securities of VP Mid Cap Core Portfolio or VP Mid Cap Growth Portfolio were valued in such a manner.

The Portfolios adopted Financial Accounting Standards Board (The "FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for the fiscal year beginning January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolios utilized the following fair value techniques: a multi-dimensional relational pricing model, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

Note 3 – Capital Shares:
The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of VP Mid Cap Growth Portfolio by VP Mid Cap Core Portfolio as of December 31, 2008. The number of retired shares was calculated by dividing the net asset value of each Class of VP Mid Cap Growth Portfolio by the respective Class net asset value per share of VP Mid Cap Core Portfolio. As of December 31, 2008, the number of outstanding shares of Initial Class of the VP Mid Cap Growth Portfolio was 10,409,758. If the Reorganization was effected on December 31, 2008, shareholders of the Initial Class of VP Mid Cap Growth Portfolio would have received 11,013,673 Initial Class shares of the VP Mid Cap Core Portfolio in the Reorganization.  As of December 31, 2008, the number of outstanding shares of Service Class of the VP Mid Cap Growth Portfolio was 14,238,947. If the Reorganization was effected on December 31, 2008, shareholders of the Service Class of VP Mid Cap Growth Portfolio would have received 14,912,291 Service Class shares of the VP Mid Cap Core Portfolio in the Reorganization.

Note 4 – Unaudited Pro Forma Adjustments:
The accompanying unaudited pro forma financial statements reflect changes in portfolio shares as if the Reorganization had taken place on December 31, 2008. VP Mid Cap Growth Portfolio expenses were adjusted assuming VP Mid Cap Core Portfolio’s fee structure was in effect for the year ended December 31, 2008.

Note 5 – Use of Estimates:
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 6 – Federal Income Taxes:
Each of the Portfolios is treated as a separate entity for federal income tax purposes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolios within the allowable time limits. Therefore, no federal income tax provision is required.

PART C

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

A.           Maryland Law, Articles of Incorporation and By-Laws

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. (the “Fund” or the “Registrant”) and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article VII of the Fund’s Articles of Incorporation states, “The Corporation shall indemnify its currently acting and former directors and officers to the maximum extent permitted by the Maryland General Corporation Law.”

Moreover, Article V of the Fund’s By-Laws states:

Section 1. Indemnification and Advance of Expenses. To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made a party to the proceeding by reason of his service in that capacity or (b) any individual who, while a director of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made a party to the proceeding by reason of his service in that capacity. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Notwithstanding anything in the foregoing paragraphs of this Article to the contrary, any indemnification or advancement of expenses shall be subject to, and made in accordance with, applicable requirements of the 1940 Act.

Section 2. Notice. Any indemnification of, or advance of expenses to, a director, if arising out of a proceeding by or in the right of the Corporation, shall be reported in writing to the stockholders with the notice of the next stockholders meeting or prior to the meeting.

Section 3. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against or incurred by such person in any such capacity, whether or not the Corporation would have had the power to indemnify against such liability.

MGCL requires the Fund to indemnify a director or officer who has been successful in the defense of any proceeding to which he is made a party by reason of his service as a director or officer. MGCL permits the Fund to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding unless it is established that:

1.	the act or omission was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty;

2.	the director or officer actually received an improper personal benefit in money, property or services; or

3.	in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful.

A court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the prescribed standard of conduct is not met. However, indemnification or an adverse judgment in a suit by the Fund or in its right, or for a judgment of liability on the basis that personal benefit was improperly received, is limited to expenses.

In addition, MGCL permits the Fund to advance reasonable expenses to a director or officer upon receipt of (a) a written affirmation by the director or officer of his good faith belief that he has met the standard of conduct necessary for indemnification and (b) a written undertaking by him or on his behalf to repay the amount paid or reimbursed if it is ultimately determined that the standard of conduct was not met.

Notwithstanding MGCL, the Investment Company Act of 1940 does not allow the protection of any director or officer against liability to the Fund or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Each Director has entered into a written agreement with the Fund pursuant to which the Fund is contractually obligated to indemnify the Director to the fullest extent permitted by law and by the Articles of Incorporation and Bylaws of the Fund.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS

(1)	Charter of Registrant

a.	Articles of Incorporation – Previously filed as Exhibit (a)(1) to Post-Effective Amendment No. 28 filed on April 14, 2000*

b.	Articles Supplementary – Previously filed as Exhibit (a)(2) to Post-Effective Amendment No. 28 filed on April 14, 2000*

c.	Articles of Amendment – Previously filed as Exhibit (a)(3) to Post-Effective Amendment No. 28 filed on April 14, 2000*

d.	Articles Supplementary – Previously filed as Exhibit (a)(4) to Post-Effective Amendment No. 31 filed on May 16, 2001*

e.	Articles of Amendment – Previously filed as Exhibit (a)(5) to Post-Effective Amendment No. 37 filed on May 13, 2003*

f.	Articles Supplementary – Previously filed as Exhibit (a)(6) to Post-Effective Amendment No. 37 filed on May 13, 2003*

g.	Articles Supplementary – Previously filed as Exhibit (a)(7) to Post-Effective Amendment No. 41 filed on April 5, 2005*

h.	Articles of Amendment – Previously filed as Exhibit (a)(8) to Post-Effective Amendment No. 41 filed on April 5, 2005*

i.	Articles Supplementary – Previously filed as Exhibit (a)(9) to Post-Effective Amendment No. 44 filed on December 21, 2005*

j.	Articles of Amendment – Previously filed in Registrant’s Form N-SAR for the period ended December 31, 2006, filed on March 1, 2007*

k.	Articles Supplementary – Previously filed as Exhibit (a)(11) to Post-Effective Amendment No. 47 filed on April 5, 2007*

l.	Articles Supplementary – Previously filed as Exhibit (a)(12) to Post-Effective Amendment No. 48 filed on April 4, 2008*

m.	Articles Supplementary – Previously filed as Exhibit (a)(13) to Post-Effective Amendment No. 48 filed on April 4, 2008*

(2)	By-Laws

a.	Amended and Restated By-Laws of Registrant – Previously filed in Registrant’s N-SAR for the period ended December 31, 2006, filed on March 1, 2007*

(3)	Voting Trust Agreement - Inapplicable

(4)	Agreements of Reorganization

a.	Form of Agreement and Plan of Reorganization between the Acquired Portfolio and the Acquiring Portfolio of the Registrant – Filed herewith as Exhibit A to this Proxy Statement/Prospectus

(5)	Instruments Defining Rights of Security Holders

a.	See the Articles of Incorporation, as amended and Supplemented from time to time (Exhibit 1, above) and the Amended and Restated By-laws (Exhibit 2, above)

b.	Form of Specimen Certificate for shares of common stock of newly created portfolios – Previously filed as Exhibit (c) to Post-Effective Amendment No. 28 filed on April 14, 2000*

(6)	Investment Advisory Contracts

a.
Amended and Restated Management Agreement between the Registrant and New York Life Investment Management LLC – Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 49 filed on April 14, 2009*

b.	Subadvisory Agreements

1.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC dated August 1, 2008 – Previously filed as Exhibit (d)(3) to Post-Effective Amendment No. 49 filed on April 14, 2009*

2.
Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC dated January 1, 2009 – Previously filed as Exhibit (d)(5) to Post-Effective Amendment No. 49 filed on April 14, 2009*

3.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated August 1, 2008 – Previously filed as Exhibit (d)(4) to Post-Effective Amendment No. 49 filed on April 14, 2009*

4.
Amendment to the August 1, 2008 Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated February 27, 2009 – Previously filed as Exhibit (d)(4)(i) to Post-Effective Amendment No. 49 filed on April 14, 2009*

5.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Winslow Capital Management Inc. dated December 26, 2008 – Previously filed as Exhibit (d)(6) to Post-Effective Amendment No. 49 filed on April 14, 2009*

6.
Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners Inc. dated June 29, 2009 – Previously filed as Exhibit (b)(b)(6) to Registrant’s Registration Statement on Form N-14 filed on July 17, 2009*

(7)	Underwriting Contracts

a.	Amended and Restated Distribution and Service Agreement – Previously filed as Exhibit (e) to Post-Effective Amendment No. 46 filed on April 7, 2006*

(8)	Bonus or Profit Sharing Contracts – Inapplicable

(9)	Custodian Agreements

a.	Master Custodian Agreement with Investors Bank & Trust Company – Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 46 filed on April 7, 2006*

1.
Amendment dated December 7, 2007 to Master Custodian Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(1)(i) to Post-Effective Amendment No. 48 filed on April 4, 2008*

2.	Extension Agreement dated January 31, 2008 to the Master Custodian Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(iii) to Post-Effective Amendment No. 49 filed on April 14, 2009*

3.	Amendment dated September 29, 2008 to the Master Custodian Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(iv) to Post-Effective Amendment No. 49 filed on April 14, 2009*

4.	Amendment dated February 13, 2009 to the Master Custodian Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(v) to Post-Effective Amendment No. 49 filed on April 14, 2009*

b.	Master Delegation Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(3) to Post-Effective Amendment No. 46 filed on April 7, 2006*

1.
Amendment dated December 7, 2007 to the Master Delegation Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(2)(i) to Post-Effective Amendment No. 48 filed on April 4, 2008*

2.	Amendment dated April 30, 2008 to the Master Delegation Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(viii) to Post-Effective Amendment No. 49 filed on April 14, 2009*

3.	Amendment dated September 29, 2008 to the Master Delegation Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(ix) to Post-Effective Amendment No. 49 filed on April 14, 2009*

4.	Amendment dated February 13, 2009 to the Master Delegation Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(x) to Post-Effective Amendment No. 49 filed on April 14, 2009*

(10)	Rule 12b-1 Plans and Rule 18f-3 Plans

a.	Amended and Restated Distribution and Service Plan – Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 46 filed on April 7, 2006*

b.	12b-1 Plan – Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 46 filed on April 7, 2006*

c.	Amended 18f-3 plan – Previously filed as Exhibit (n) to Post-Effective Amendment No. 44 filed on December 31, 2005*

(11)	Opinion of counsel regarding legality of the securities being registered – Previously filed as Exhibit (11) to Registrant’s Registration Statement on Form N-14 filed on July 17, 2009*

(12)	Forms of Opinion and consent of counsel regarding tax matters

(a)
Form of Opinion and consent of counsel regarding tax matters with respect to MainStay VP Mid Cap Value Portfolio – Previously filed as Exhibit (12)(a) to Registrant’s Registration Statement on Form N-14 filed on August 27, 2009*

(b)
Form of Opinion and consent of counsel regarding tax matters with respect to MainStay VP Mid Cap Growth Portfolio – Previously filed as Exhibit (12)(b) to Registrant’s Registration Statement on Form N-14 filed on August 27, 2009*

(13)	Other Material Contracts

a.	Sub-Accounting and Sub-Administration Agreements

1.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company – Previously filed as Exhibit 5 to Post-Effective Amendment No. 48 filed on April 4, 2008*

(i)
Amendment dated December 7, 2007 to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company – Previously filed as Exhibit 5(i) to Post-Effective Amendment No. 48 filed on April 4, 2008*

(ii)
Extension Agreement dated January 31, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement dated June 30, 2005 – Previously Filed as Exhibit (h)(5)(ii) to Post-Effective Amendment No. 48 filed on April 4, 2008*

(iii)	Amendment dated April 30, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement – Previously filed as Exhibit (h)(5)(iii) to Post-Effective Amendment No. 49 filed on April 14, 2009*

(iv)
Amendment dated September 29, 2008 to the Master Fund Sub- Accounting and Sub-Administration Agreement – Previously filed as Exhibit (h)(5)(iv) to Post-Effective Amendment No. 49 filed on April 14, 2009*

(v)
Amendment dated February 13, 2009 to the Master Fund Sub- Accounting and Sub-Administration Agreement – Previously filed as Exhibit (h)(5)(v) to Post-Effective Amendment No. 49 filed on April 14, 2009*

b.	Addendum to the Fund Participation Agreement – Previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 46 filed on April 7, 2006*

c.	Form of Stock License Agreement relating to the use of the New York Life name and service marks – Previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 28 filed on April 14, 2000*

d.
Administration Agreement between MainStay VP Series Fund, Inc. and New York Life Insurance and Annuity Corporation – Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 30 filed on April 13, 2001*

1.	Form of Substitution Agreement substituting New York Life Investment Management LLC for New York Life – Filed as Exhibit (h)(3)(a) to Post-Effective Amendment No. 30 filed on April 13, 2001*

e.	Administration Agreement Supplements – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 41 filed on April 5, 2005*

f.	Form of Initial Stock Subscription Letter – Previously filed as Exhibit (1)(1) to Post-Effective Amendment No. 1 filed on August 24, 1983*

g.	Form of Investment Undertaking – Previously filed as Exhibit (1)(2) to Post-Effective Amendment No. 1 filed on August 24, 1983*

(14)	Other Opinions

a.	Consent of Independent Registered Public Accounting Firm to the Registrant, PricewaterhouseCoopers LLP – Filed herewith

(15)	Omitted Financial Statements – Inapplicable

(16)	Powers of Attorney – Previously filed as Exhibit (16) to Registrant’s Registration Statement on Form N-14 filed on July 17, 2009*

(17)	Additional Exhibits – Inapplicable

_________
* Incorporated herein by reference

ITEM 17:                      UNDERTAKINGS

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Parsippany and State of New Jersey, on the 1st day of September , 2009.

MAINSTAY VP SERIES FUND, INC.

By: /s/ Stephen P. Fisher
Stephen P. Fisher
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities indicated on September 1 , 2009.

SIGNATURE	TITLE

/s/ Susan B. Kerley* Susan B. Kerley	Director and Chairman of the Board
/s/ John Y. Kim* John Y. Kim	Director
/s/ Alan R. Latshaw* Alan R. Latshaw	Director
/s/ Peter Meenan* Peter Meenan	Director
/s/ Richard H. Nolan, Jr.* Richard H. Nolan, Jr.	Director
/s/ Richard S. Trutanic* Richard S. Trutanic	Director
/s/ Roman L. Weil* Roman L. Weil	Director
/s/ John A. Weisser* John A. Weisser	Director
By: /s/ Jack R. Benintende Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer
By: /s/ Marguerite E. H. Morrison Marguerite E. H. Morrison As Attorney-in-Fact*	Chief Legal Officer and Secretary

*      Pursuant to a Power of Attorney previously filed with the Registrant’s Registration Statement on Form N-14 filed on July 17, 2009.

EXHIBIT LIST

(14)(a)	Consent of Independent Registered Public Accounting Firm to the Registrant PricewaterhouseCoopers LLP.